UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter:
Delaware Group® Foundation Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: September 30, 2009

Item 1. Reports to Stockholders

Delaware Foundation® Funds	September 30, 2009

Delaware

This annual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds.

The figures in the annual report for Delaware Foundation Funds represent past results, which are not a guarantee of future results. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Foundation Funds prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

Aggressive Allocation Portfolio

Delaware
Moderate Allocation Portfolio

Delaware
Conservative Allocation Portfolio

Delaware
Foundation Equity Fund	You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Core equity mutual funds

Table of contents

> Portfolio management review	1

> Performance summaries	6

> Disclosure of Portfolio/Fund expenses	14

> Security type, top 10 holdings & credit quality breakdowns	16

> Sector allocation and top 10 holdings	22

> Statements of net assets	23

> Statements of operations	85

> Statements of changes in net assets	86

> Financial highlights	88

> Notes to financial statements	107

> Report of independent registered public accounting firm	123

> Other Fund information	124

> Board of trustees/directors and officers addendum	129

> About the organization	132

Views expressed herein are current as of Sept. 30, 2009 and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of
Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for
Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review

Delaware Foundation® Funds
Oct. 6, 2009

Performance preview (for the fiscal year ended Sept. 30, 2009)
Delaware Aggressive Allocation Portfolio (Class A shares)	+7.85%
S&P 500 Index (benchmark)	-6.91%
Lipper Mixed-Asset Target Allocation Growth Funds Average	+0.73%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Aggressive Allocation Portfolio, please see the table on page 6.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Mixed-Asset Target Allocation Growth Funds Average is an average of funds that, by portfolio practice, maintain a mix of between 60% and 80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Delaware Moderate Allocation Portfolio (Class A shares)	+11.57%
S&P 500 Index (benchmark)	-6.91%
Barclays Capital U.S. Aggregate Index (benchmark)	+10.56%
Lipper Mixed-Asset Target Allocation Moderate Funds Average	+2.73%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Moderate Allocation Portfolio, please see the table on page 8.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Mixed-Asset Target Allocation Moderate Funds Average is an average of funds that, by portfolio practice, maintain a mix of between 40% and 60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Delaware Conservative Allocation Portfolio (Class A shares)	+15.53%
Barclays Capital U.S. Aggregate Index (benchmark)	+10.56%
Lipper Mixed-Asset Target Allocation Conservative Funds Average	+4.99%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Conservative Allocation Portfolio, please see the table on page 10.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Mixed-Asset Target Allocation Conservative Funds Average is an average of funds that, by portfolio practice, maintain a mix of between 20% and 40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Performance preview for Delaware Foundation Equity Fund
(from the Fund’s inception on Aug. 31, 2009, through Sept. 30, 2009)
Delaware Foundation Equity Fund (Class A shares)	+4.47%
MSCI ACWI (All Country World Index) Index (net) (benchmark)	+4.59%
Lipper Multi-Cap Growth Funds Average	+5.15%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Foundation Equity Fund, please see the table on page 12.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Multi-Cap Growth Funds Average compares funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Data for this portfolio management review were provided by Bloomberg unless otherwise noted.

(continues)     1

Portfolio management review

Delaware Foundation® Funds

Delaware Foundation Funds

The Delaware Foundation Funds posted positive returns for the fiscal year ended Sept. 30, 2009, a period in which global equities posted negative returns overall, while fixed income investments made gains.

The fiscal year can be split into two distinct periods with very different characteristics. After the tumultuous events of September 2008, the prices of many assets around the world declined steeply for several months, as investors’ appetite for risk shrank. The equity market fell until late November 2008, recovered for a few weeks, and then continued falling until late February 2009.

In early March 2009, the stock market began a period of recovery during which it rallied strongly through July, and then rose more slowly during August and September. Over the same period, the prices of fixed income assets also began to reflect changes in investors’ attitude toward risk. Lower-quality corporate bonds rallied strongly, while high-quality longer-dated sovereign credits weakened slightly.

Among the three Portfolios, the best performer was Delaware Conservative Allocation Portfolio, which has the highest allocation to fixed income. In contrast, the weakest performance came from Delaware Aggressive Allocation Portfolio, which has the highest equity component among the three strategies. Over a much longer holding period, we would normally expect that the Aggressive Portfolio would have the highest risk and the most potential for attractive returns.

During the full year, tactical asset allocation decisions and security selection contributed to performance for all three Portfolios. The three Portfolios moved toward a defensive posture in September 2008, and remained defensive until April 2009, after which they gradually began moving back toward their strategic policy weights.

On Aug. 31, 2009, the newest member of the risk-based portfolio family was launched, Delaware Foundation Equity Fund. This Fund will report on a full year of performance in October 2010. We note for shareholders that a single month is inadequate to judge performance of a fund, either in absolute terms or compared to an index.

Prices of risky assets fell steeply before recovery

As economic conditions continued to deteriorate last autumn, risk aversion became extreme and many investors fled the equity market and moved into securities issued by the U.S. government and other sovereign entities. Signs of the fallout from the financial crisis were abundant, both in the economy and in the securities markets.

The number of jobless workers continued to climb around the world. From September 2008 to September 2009, the unemployment rate in the U.S. rose from 6.1% to 9.6%, one of the steepest relative increases of any developed country (source: Bloomberg). The S&P/Case-Shiller 20-City Home Price Index™, a closely watched index that tracks home prices in 20 major U.S. cities, had peaked in July 2006 before starting to fall. From October 2008 to March 2009, the Case-Shiller 20-city index declined by more than 2% each month, and in April 2009 the index reached its lowest level since April 2003 (source: Bloomberg).

Prices in securities markets from October 2008 to March 2009 also reflected investors’ aversion to risk. The MSCI ACWI (All Country World Index) is a broad measure of equity markets around the world. In March 2009 this index had declined to very near its lowest level since July 1995. The S&P 500 Index, a measure of the broad stock market in the U.S., dropped in March 2009 to its lowest level since September 1996. Meanwhile, high yield spreads (which are used to measure a bond’s perceived level of risk) in the U.S., as measured by J.P. Morgan, peaked in December 2008 at 21.0%. (Source: Bloomberg.)

The prices of energy and commodities also fell sharply during the first half of the year, before starting to recover during the second half of the year. In early March 2009, the broad-based Reuters/Jefferies CRB commodity index dropped to its lowest level since January 2002 (source: Bloomberg). The price of crude oil also sank, with the widely cited West Texas Intermediate hitting a low of $31 a barrel in late December 2008, a full 78% below its all-time peak price of $145 in early July 2008 (source: Bloomberg).

The global and U.S. stock markets touched lows in March, and then began to record gains. Governments and central banks around the world stressed their intention of continuing to provide support for economic recovery for as long as necessary, which helped many investors become more willing to accept risk. By the end of the fiscal year, the rally had broadened and reached almost every corner of the market, while economies around the world were starting to show early signs of stabilization and cyclical recovery.

Within the Portfolios

During the fourth quarter of 2008 and the first quarter of 2009, all three Portfolios were defensively positioned compared to their strategic policy weights. This posture, together with strong performance in the underlying fixed income strategies, helped them deliver returns that were better than most of their peers despite the challenging market environment. Equities underperformed bonds for the year, and correspondingly the Portfolios’ underlying equity strategies frequently lagged the performance of their fixed income strategies.

At the start of the fiscal year, the committee that determines the asset allocation for the Delaware Foundation® Funds had adopted a defensive positioning in the Portfolios because of concerns about market volatility. Last autumn, the committee decided to overweight fixed income and cash positions and to underweight all equity classes.

The investment process for the Delaware Foundation Funds requires that the committee that determines the Portfolios’ asset allocation meet at least once per month to decide whether to change the weighting of the various asset classes included in the Portfolios. This discipline helped the Portfolios respond rapidly, as market conditions changed. In the monthly meetings in October, November, and December 2008, the committee maintained and extended the defensive positioning of the Portfolios, due to concerns about volatility. This strategy remained in place throughout March 2009, although some minor adjustments were made from January onward as the Committee’s members started to gain confidence that upside and downside risks were becoming more evenly balanced. A small position in convertible bonds was also added to each Portfolio during the first quarter of 2009, in the belief that the combination of yield, capital structure positioning, and potential upside made this asset class attractive. These convertible bond positions generally helped overall performance for the year.

By the spring, the committee had begun to reduce the defensive positioning of the Portfolios. Over the next few months, all three Portfolios were moved back toward the strategic policy weights outlined in the prospectus, though at the end of September all three Portfolios were still slightly defensive by comparison with those strategic policy weights.

In response to the market environment, the committee generally favored diversified equity strategies over more-concentrated ones. At the end of the fiscal year, all three Portfolios were at or above their strategic policy weights in U.S. large-cap core, but were slightly underweight in U.S. small-cap core equities and U.S. large-cap value, and more markedly underweight in U.S. large-cap growth. The Foundation Funds were generally underweight in international growth and international value equities, with the exception of the Foundation Equity Fund, which was slightly overweight in international value.

During the period from March to the end of September 2009, emerging market equities delivered the strongest performance of any asset class in which the Portfolios have exposure. The committee became more optimistic about the outlook for emerging market equities in the spring, and moved back toward the strategic policy weight for emerging market equities

(continues)     3

Portfolio management review

Delaware Foundation® Funds

from April onward. At the end of September 2009, all three Portfolios were fractionally underweight in this asset class. This position, together with strong security selection in that sleeve, was one of the factors contributing to the Portfolios’ outperformance relative to their peers during the year. In all three Portfolios, the committee maintained a small tactical position in convertible bonds.

About the Foundation Funds

We believe the Delaware Foundation Funds can play an important role in a portfolio by enhancing diversification while aiming to provide active management of risk.

The Foundation Funds offer active management of equities and bonds, and seek to deliver returns from tactical asset allocation as well as from active management of individual asset classes and investment styles. The Funds’ asset allocations are subject to strategic policy weights and minimum and maximum bounds around those weights, with the intention of delivering the desired level of risk.

The Foundation Funds invest globally, with high-level asset allocation provided by a committee of senior managers at Delaware Investments. Each individual asset class within the Funds is managed by a separate team.

The asset allocation committee for the Foundation Funds includes a wide range of perspectives and professional backgrounds. The committee meets at least once a month to discuss the Funds’ allocations, and to determine the tactical weighting for each asset class. The members of the committee rely on a combination of fundamental analysis, quantitative measures, macroeconomic viewpoints, and insights into individual markets.

Decisions about security selection within each asset class are the responsibility of independent investment teams at Delaware Investments. Each investment team acts autonomously, employing its own investment process and research.

Performance summaries

Delaware Aggressive Allocation Portfolio

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Aggressive Allocation Portfolio prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Portfolio. Portfolios that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Portfolio performance
Average annual total returns
Through Sept. 30, 2009	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+7.85%	+3.47%	+2.29%	+3.00%
Including sales charge	+1.62%	+2.26%	+1.69%	+2.48%

Class B (Est. Dec. 31, 1997)
Excluding sales charge	+7.09%	+2.69%	+1.67%	+2.48%
Including sales charge	+3.09%	+2.29%	+1.67%	+2.48%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+7.08%	+2.68%	+1.52%	+2.25%
Including sales charge	+6.08%	+2.68%	+1.52%	+2.25%

Class R (Est. June 2, 2003)
Excluding sales charge	+7.50%	+3.18%	n/a	+5.10%
Including sales charge	+7.50%	+3.18%	n/a	+5.10%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+8.07%	+3.71%	+2.54%	+3.25%
Including sales charge	+8.07%	+3.71%	+2.54%	+3.25%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Portfolio performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Portfolio expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 6 through 13.) Performance would have been lower had the expense limitation not been in effect.

The Portfolio offers Class A, B, C, R, and Institutional Class shares.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Jan. 1, 2009, through Jan. 31, 2010.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Feb. 1, 2009, through Jan. 31, 2010.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Portfolio performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

The Portfolio’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Portfolio expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Feb. 1, 2009, through Jan. 31, 2010. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Portfolio expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses
(without fee waivers)	1.72%	2.42%	2.42%	2.02%	1.42%
Net expenses
(including fee waivers, if any)	1.15%	1.90%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 Investment
Average annual total returns from Sept. 30, 1999, through Sept. 30, 2009

	Starting value (Sept. 30, 1999)	Ending value (Sept. 30, 2009)
S&P 500 Index	$10,000	$9,847
Delaware Aggressive Allocation Portfolio — Class A shares	$9,425	$11,822

The chart assumes $10,000 invested in the Portfolio on Sept. 30, 1999, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 6 and 7.

The chart also assumes $10,000 invested in the S&P 500 Index as of Sept. 30, 1999. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Portfolio classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFGAX	245918883
Class B	DFGDX	245918875
Class C	DFGCX	245918867
Class R	DFGRX	245918826
Institutional Class	DFGIX	245918859

Performance summaries

Delaware Moderate Allocation Portfolio

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Moderate Allocation Portfolio prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Portfolio. Portfolios that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Portfolio performance Average annual total returns Through Sept. 30, 2009	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+11.57%	+4.38%	+3.44%	+3.63%
Including sales charge	+5.11%	+3.15%	+2.83%	+3.11%

Class B (Est. Dec. 31, 1997)
Excluding sales charge	+10.64%	+3.56%	+2.81%	+3.11%
Including sales charge	+6.64%	+3.17%	+2.81%	+3.11%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+10.73%	+3.57%	+2.66%	+2.89%
Including sales charge	+9.73%	+3.57%	+2.66%	+2.89%

Class R (Est. June 2, 2003)
Excluding sales charge	+11.16%	+4.07%	n/a	+5.25%
Including sales charge	+11.16%	+4.07%	n/a	+5.25%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+11.76%	+4.61%	+3.70%	+3.88%
Including sales charge	+11.76%	+4.61%	+3.70%	+3.88%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Portfolio performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Portfolio expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 6 through 13.) Performance would have been lower had the expense limitation not been in effect.

The Portfolio offers Class A, B, C, R, and Institutional Class shares.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Feb. 1, 2009, through Jan. 31, 2010. As a result of the merger of Delaware Balanced Fund into the Delaware Moderate Allocation Portfolio, the Board of Trustees has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% (currently waived to 0.25%) rates described above.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Feb. 1, 2009, through Jan. 31, 2010.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Portfolio performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

The Portfolio’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Portfolio expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Feb. 1, 2009, through Jan. 31, 2010. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Portfolio expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses
(without fee waivers)	1.61%	2.31%	2.31%	1.91%	1.31%
Net expenses
(including fee waivers, if any)	1.15%	1.90%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 Investment
Average annual total returns from Sept. 30, 1999, through Sept. 30, 2009

	Starting value (Sept. 30, 1999)	Ending value (Sept. 30, 2009)
Barclays Capital U.S. Aggregate Index (benchmark)	$10,000	$18,413
S&P 500 Index (benchmark)	$10,000	$9,847
Delaware Moderate Allocation Portfolio — Class A shares	$9,425	$13,218

The chart assumes $10,000 invested in the Portfolio on Sept. 30, 1999, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 8 and 9.

The chart also assumes $10,000 invested in the S&P 500 Index and Barclays Capital U.S. Aggregate Index as of Sept. 30, 1999. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the U.S. stock market. The Barclays Capital U.S. Aggregate Index, formerly the Lehman Brothers U.S. Aggregate Index, is a broad composite of more than 8,500 securities that tracks the investment grade domestic bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Portfolio classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFBAX	245918503
Class B	DFBBX	245918602
Class C	DFBCX	245918701
Class R	DFBRX	245918834
Institutional Class	DFFIX	245918800

Performance summaries

Delaware Conservative Allocation Portfolio

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Conservative Allocation Portfolio prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Portfolio. Portfolios that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Portfolio performance
Average annual total returns
Through Sept. 30, 2009	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+15.53%	+5.02%	+4.14%	+3.99%
Including sales charge	+8.86%	+3.77%	+3.53%	+3.47%

Class B (Est. Dec. 31, 1997)
Excluding sales charge	+14.66%	+4.26%	+3.52%	+3.50%
Including sales charge	+10.66%	+3.88%	+3.52%	+3.50%

Class C (Est. Dec. 31, 1997)
Excluding sales charge	+14.61%	+4.24%	+3.35%	+3.22%
Including sales charge	+13.61%	+4.24%	+3.35%	+3.22%

Class R (Est. June 2, 2003)
Excluding sales charge	+15.36%	+4.78%	n/a	+5.26%
Including sales charge	+15.36%	+4.78%	n/a	+5.26%

Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+15.93%	+5.29%	+4.41%	+4.26%
Including sales charge	+15.93%	+5.29%	+4.41%	+4.26%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Portfolio performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Portfolio expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 6 through 13.) Performance would have been lower had the expense limitation not been in effect.

The Portfolio offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Feb. 1, 2009, through Jan. 31, 2010.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held.

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Feb. 1, 2009, through Jan. 31, 2010.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Portfolio performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

The Portfolio’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Portfolio expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Feb. 1, 2009, through Jan. 31, 2010. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Portfolio expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses
(without fee waivers)	1.62%	2.32%	2.32%	1.92%	1.32%
Net expenses
(including fee waivers, if any)	1.15%	1.90%	1.90%	1.40%	0.90%
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance of a $10,000 Investment
Average annual total returns from Sept. 30, 1999, through Sept. 30, 2009

	Starting value (Sept. 30, 1999)	Ending value (Sept. 30, 2009)
Barclays Capital U.S. Aggregate Index	$10,000	$18,413
Delaware Aggressive Allocation Portfolio — Class A shares	$9,425	$14,143

The chart assumes $10,000 invested in the Portfolio on Sept. 30, 1999, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 10 and 11.

The chart also assumes $10,000 invested in the Barclays Capital U.S. Aggregate Index as of Sept. 30, 1999. The Barclays Capital U.S. Aggregate Index, formerly the Lehman Brothers U.S. Aggregate Index, is a broad composite of more than 8,500 securities that tracks the investment grade domestic bond market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Portfolio classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFIAX	245918107
Class B	DFIDX	245918206
Class C	DFICX	245918305
Class R	DFIRX	245918818
Institutional Class	DFIIX	245918404

Performance summaries

Delaware Foundation® Equity Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Foundation Equity Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance
Average annual total returns
Through Sept. 30, 2009	Lifetime
Class A (Est. Aug. 31, 2009)
Excluding sales charge	+4.47%
Including sales charge	+4.47%

Class C (Est. Aug. 31, 2009)
Excluding sales charge	+4.47%
Including sales charge	+3.47%

Class R (Est. Aug. 31, 2009)
Excluding sales charge	+4.47%
Including sales charge	+4.47%

Institutional Class (Est. Aug. 31, 2009)
Excluding sales charge	+4.47%
Including sales charge	+4.47%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for all classes during the periods shown in the Fund performance chart and in the “Performance of a $10,000 investment” chart. The current expenses for each class are listed on the “Fund expenses” chart. (Note that all charts and graphs referred to in the “Performance summary” section of this report are found on pages 6 through 13.) Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, C, R, and Institutional Class shares.

Class A shares are sold with a maximum front-end sales charge of up to 5.75%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Aug. 18, 2009, through Aug. 31, 2010.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, which has been limited contractually to 0.50% from Aug. 18, 2009, through Aug. 31, 2010.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees from Aug. 18, 2009, through Aug. 31, 2010. Please see the most recent prospectus for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses
(without fee waivers)	7.36%	8.06%	7.66%	7.06%
Net expenses
(including fee waivers, if any)	7.31%	8.06%	7.56%	0.95%
Type of waiver	Voluntary	Voluntary	Voluntary	Voluntary

Performance of a $10,000 Investment
Average annual total returns from Aug. 31, 2009 (Fund’s inception), through Sept. 30, 2009

	Starting value (Aug. 31, 2009)	Ending value (Sept. 30, 2009)
MSCI ACWI (All Country World Index) Index (net)	$10,000	$10,459
Delaware Foundation Equity Fund — Class A shares	$9,425	$9,846

The chart assumes $10,000 invested in the Fund on Aug. 31, 2009, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please note additional details on these fees in the “Performance summary” section of this report, which includes pages 12 and 13.

The chart also assumes $10,000 invested in the MSCI ACWI Index (net) as of Aug. 31, 2009. The MSCI ACWI Index is a free float-adjusted market capitalization index that is designed to measure equity market performance across developed and emerging markets world-wide. Index “net” return approximates the minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Stock symbols and CUSIP numbers

	Nasdaq symbols	CUSIPs
Class A	DFEAX	245918792
Class C	DFECX	245918784
Class R	DFERX	245918776
Institutional Class	DFEIX	245918768

Disclosure of Portfolio/Fund expenses

For the period April 1, 2009 to September 30, 2009

As a shareholder of a Portfolio/Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio/Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio/Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 to September 30, 2009.

Actual Expenses

The first section of the tables shown, “Actual Portfolio/Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Portfolios’/Fund actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’/Fund actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio/Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Portfolios’/Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Aggressive Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/09 to
	4/1/09	9/30/09	Ratio	9/30/09**
Actual Portfolio Return
Class A	$1,000.00	$1,331.80	1.07%	$6.25
Class B	1,000.00	1,327.10	1.82%	10.62
Class C	1,000.00	1,326.60	1.82%	10.62
Class R	1,000.00	1,328.70	1.32%	7.71
Institutional Class	1,000.00	1,331.80	0.82%	4.79
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.70	1.07%	$5.42
Class B	1,000.00	1,015.94	1.82%	9.20
Class C	1,000.00	1,015.94	1.82%	9.20
Class R	1,000.00	1,018.45	1.32%	6.68
Institutional Class	1,000.00	1,020.96	0.82%	4.15

Delaware Moderate Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/09 to
	4/1/09	9/30/09	Ratio	9/30/09**
Actual Portfolio Return
Class A	$1,000.00	$1,286.30	1.03%	$5.90
Class B	1,000.00	1,279.70	1.82%	10.40
Class C	1,000.00	1,280.30	1.82%	10.40
Class R	1,000.00	1,282.70	1.32%	7.55
Institutional Class	1,000.00	1,287.60	0.82%	4.70
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.90	1.03%	$5.22
Class B	1,000.00	1,015.94	1.82%	9.20
Class C	1,000.00	1,015.94	1.82%	9.20
Class R	1,000.00	1,018.45	1.32%	6.68
Institutional Class	1,000.00	1,020.96	0.82%	4.15

Delaware Conservative Allocation Portfolio
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/09 to
	4/1/09	9/30/09	Ratio	9/30/09**
Actual Portfolio Return
Class A	$1,000.00	$1,249.70	1.11%	$6.26
Class B	1,000.00	1,245.70	1.86%	10.47
Class C	1,000.00	1,245.70	1.86%	10.47
Class R	1,000.00	1,250.00	1.36%	7.67
Institutional Class	1,000.00	1,252.00	0.86%	4.86
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.50	1.11%	$5.62
Class B	1,000.00	1,015.74	1.86%	9.40
Class C	1,000.00	1,015.74	1.86%	9.40
Class R	1,000.00	1,018.25	1.36%	6.88
Institutional Class	1,000.00	1,020.76	0.86%	4.36

Delaware Foundation® Equity Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/09 to
	4/1/09	9/30/09	Ratio	9/30/09**
Actual Fund Return*
Class A	$1,000.00	$1,044.70	1.16%	$1.01
Class C	1,000.00	1,044.70	1.91%	1.66
Class R	1,000.00	1,044.70	1.41%	1.22
Institutional Class	1,000.00	1,044.70	0.91%	0.79
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.25	1.16%	$5.87
Class C	1,000.00	1,015.49	1.91%	9.65
Class R	1,000.00	1,018.00	1.41%	7.13
Institutional Class	1,000.00	1,020.51	0.91%	4.61

*	The Fund commenced operations on August 31, 2009. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during period for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 31/365 (to reflect the actual since inception).

**	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Security type, top 10 holdings & credit quality breakdowns

Delaware Aggressive Allocation Portfolio

As of September 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Security type	of Net Assets
Common Stock	65.79%
U.S. Markets	37.68%
Consumer Discretionary	3.59%
Consumer Staples	3.73%
Energy	3.31%
Financials	4.44%
Health Care	6.01%
Industrials	3.46%
Information Technology	9.01%
Materials	1.50%
Telecommunications	1.50%
Utilities	1.13%
Developed Markets	18.53%
Consumer Discretionary	3.85%
Consumer Staples	1.57%
Energy	1.28%
Financials	2.19%
Health Care	1.80%
Industrials	3.42%
Information Technology	1.16%
Materials	1.57%
Telecommunications	1.32%
Utilities	0.37%
Emerging Markets	9.58%
Consumer Discretionary	0.43%
Consumer Staples	0.57%
Energy	2.23%
Financials	1.12%
Industrials	0.55%
Information Technology	0.70%
Materials	1.30%
Telecommunications	1.52%
Utilities	1.16%
Convertible Preferred Stock	0.37%
Exchange-Traded Fund	9.46%
Agency Commercial Mortgage-Backed Securities	0.27%
Agency Mortgage-Backed Securities	1.68%
Commercial Mortgage-Backed Securities	1.37%
Convertible Bonds	1.90%
Corporate Bonds	12.85%
Banking	1.87%
Basic Industry	0.93%
Brokerage	0.38%
Capital Goods	1.01%
Consumer Cyclical	1.57%
Consumer Non-Cyclical	1.18%
Energy	1.42%
Financials	0.55%
Insurance	0.36%
Media	0.95%
Real Estate	0.11%
Services Non-Cyclical	0.48%
Technology & Electronics	0.28%
Telecommunications	1.04%
Transportation	0.12%
Utilities	0.60%
Foreign Agencies	0.12%
Municipal Bonds	0.13%
Non-Agency Asset-Backed Securities	0.41%
Non-Agency Collateralized Mortgage Obligations	0.79%
Regional Authorities	0.07%
Senior Secured Loans	0.19%
Sovereign Debt	0.24%
Supranational Banks	0.51%
U.S. Treasury Obligations	1.34%
Preferred Stock	0.16%
Discount Notes	2.22%
Total Value of Securities	99.87%
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	0.84%
Bank of New York Mellon	0.76%
CGI Group Class A	0.73%
Google Class A	0.71%
QUALCOMM	0.68%
Petroleo Brasileiro SP ADR	0.64%
Intel	0.61%
Johnson & Johnson	0.59%
Procter & Gamble	0.53%
Wyeth	0.51%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	31.12%
AA	3.82%
A	10.43%
BBB	20.93%
BB	11.04%
B	15.04%
CCC	7.28%
Not Rated	0.34%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

(continues)     17

Security type, top 10 holdings & credit quality breakdowns

Delaware Moderate Allocation Portfolio

As of September 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager‘s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Security type	of Net Assets
Common Stock	48.37%
U.S. Markets	28.71%
Consumer Discretionary	2.79%
Consumer Staples	2.92%
Energy	2.63%
Financials	3.36%
Health Care	4.41%
Industrials	2.67%
Information Technology	6.85%
Materials	1.14%
Telecommunications	1.11%
Utilities	0.83%
Developed Markets	13.46%
Consumer Discretionary	2.78%
Consumer Staples	1.11%
Energy	0.98%
Financials	1.59%
Health Care	1.28%
Industrials	2.41%
Information Technology	0.84%
Materials	1.13%
Telecommunications	1.08%
Utilities	0.26%
Emerging Markets	6.20%
Consumer Discretionary	0.25%
Consumer Staples	0.41%
Energy	0.94%
Financials	1.29%
Health Care	0.12%
Industrials	0.18%
Information Technology	0.33%
Materials	0.86%
Telecommunications	1.37%
Utilities	0.45%
Convertible Preferred Stock	0.32%
Exchange-Traded Funds	8.53%
Agency Asset-Backed Securities	0.04%
Agency Collateralized Mortgage Obligations	0.67%
Agency Mortgage-Backed Securities	2.71%
Commercial Mortgage-Backed Securities	2.15%
Convertible Bonds	2.30%
Corporate Bonds	23.89%
Banking	3.50%
Basic Industry	1.72%
Brokerage	0.64%
Capital Goods	1.55%
Consumer Cyclical	3.11%
Consumer Non-Cyclical	1.97%
Energy	2.64%
Financials	1.01%
Insurance	0.62%
Media	1.71%
Real Estate	0.23%
Services Non-Cyclical	0.87%
Technology	0.49%
Telecommunications	2.36%
Transportation	0.26%
Utilities	1.21%
Foreign Agencies	0.76%
Municipal Bonds	0.32%
Non-Agency Asset Backed Securities	1.78%
Non-Agency Collateralized Mortgage Obligations	1.92%
Regional Authorities	0.12%
Senior Secured Loans	0.33%
Sovereign Debt	0.80%
Supranational Banks	0.42%
U.S. Treasury Obligations	0.43%
Preferred Stock	0.15%
Discounted Commercial Paper	1.59%
Discount Notes	3.42%
Securities Lending Collateral	0.00%
Total Value of Securities	101.02%
Obligation to Return Securities Lending Collateral	(0.02%)
Liabilities Net of Receivables and Other Assets	(1.00%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	0.65%
Bank of New York Mellon	0.56%
Google Class A	0.55%
CGI Group Class A	0.53%
QUALCOMM	0.52%
ConocoPhillips	0.44%
Intel	0.42%
Johnson & Johnson	0.42%
Procter & Gamble	0.42%
EOG Resources	0.38%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	26.58%
AA	3.75%
A	12.57%
BBB	22.93%
BB	11.55%
B	14.51%
CCC	7.76%
Not Rated	0.35%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

(continues)     19

Security type, top 10 holdings & credit quality breakdowns

Delaware Conservative Allocation Portfolio

As of September 30, 2009

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Portfolio being different than another Portfolio’s sector designations.

Percentage
Security type	of Net Assets
Common Stock	31.34%
U.S. Markets	18.19%
Consumer Discretionary	1.78%
Consumer Staples	1.82%
Energy	1.65%
Financials	2.12%
Health Care	2.87%
Industrials	1.65%
Information Technology	4.31%
Materials	0.72%
Telecommunications	0.72%
Utilities	0.55%
Developed Markets	8.44%
Consumer Discretionary	1.74%
Consumer Staples	0.71%
Energy	0.57%
Financials	1.01%
Health Care	0.85%
Industrials	1.54%
Information Technology	0.53%
Materials	0.72%
Telecommunications	0.60%
Utilities	0.17%
Emerging Markets	4.71%
Consumer Discretionary	0.19%
Consumer Staples	0.26%
Energy	1.02%
Financials	0.57%
Industrials	0.24%
Information Technology	0.33%
Materials	0.67%
Telecommunications	0.86%
Utilities	0.57%
Convertible Preferred Stock	0.57%
Exchange-Traded Funds	5.54%
Agency Collateralized Mortgage Obligations	0.57%
Agency Mortgage-Backed Securities	5.08%
Commercial Mortgage-Backed Securities	3.23%
Convertible Bonds	3.22%
Corporate Bonds	33.63%
Banking	5.05%
Basic Industry	2.38%
Brokerage	0.93%
Capital Goods	2.38%
Consumer Cyclical	4.20%
Consumer Non-Cyclical	2.89%
Energy	3.56%
Financials	1.34%
Insurance	0.93%
Media	2.62%
Real Estate	0.28%
Services Non-Cyclical	1.23%
Technology	0.73%
Telecommunications	2.96%
Transportation	0.35%
Utilities	1.80%
Foreign Agencies	0.52%
Municipal Bonds	0.34%
Non-Agency Asset-Backed Securities	1.01%
Non-Agency Collateralized Mortgage Obligations	1.74%
Regional Authorities	0.18%
Senior Secured Loans	0.46%
Sovereign Debt	1.00%
Supranational Banks	1.17%
U.S. Treasury Obligations	2.61%
Preferred Stock	0.09%
Discounted Commercial Paper	2.17%
Discount Notes	6.62%
Total Value of Securities	101.09%
Liabilities Net of Receivables and Other Assets	(1.09%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	0.40%
Bank of New York Mellon	0.36%
CGI Group Class A	0.34%
Google Class A	0.34%
QUALCOMM	0.33%
Intel	0.31%
Johnson & Johnson	0.29%
ConocoPhillips	0.28%
Petroleo Brasileiro SP ADR	0.27%
Procter & Gamble	0.25%

Credit Quality Breakdown
(as a % of fixed income investments)*
AAA	32.21%
AA	3.04%
A	11.02%
BBB	22.28%
BB	10.45%
B	13.90%
CCC	6.72%
Not Rated	0.38%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Sector allocation and top 10 holdings

Delaware Foundation® Equity Fund

As of September 30, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Percentage
Sector	of Net Assets
Common Stock	81.65%
U.S. Markets	44.92%
Consumer Discretionary	4.28%
Consumer Staples	4.53%
Energy	3.69%
Financials	5.43%
Health Care	7.14%
Industrials	4.14%
Information Technology	10.70%
Materials	1.83%
Telecommunications	1.80%
Utilities	1.38%
Developed Markets	24.89%
Consumer Discretionary	5.67%
Consumer Staples	2.11%
Energy	1.72%
Financials	2.80%
Health Care	2.34%
Industrials	4.47%
Information Technology	1.56%
Materials	1.91%
Telecommunications	1.82%
Utilities	0.49%
Emerging Markets	11.84%
Consumer Discretionary	0.52%
Consumer Staples	0.74%
Energy	2.51%
Financials	1.59%
Industrials	0.53%
Information Technology	0.88%
Materials	1.69%
Telecommunications	2.29%
Utilities	1.09%
Exchange-Traded Funds	8.91%
Discount Notes	2.19%
Total Value of Securities	92.75%
Receivables and Other Assets Net of Liabilities	7.25%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Apple	0.99%
CGI Group Class A	0.99%
Bank of New York Mellon	0.94%
Google Class A	0.90%
QUALCOMM	0.81%
Asahi Glass	0.77%
Centrais Electricas Brasileiras	0.74%
Johnson & Johnson	0.69%
Chughwa Telecom ADR	0.67%
Vale ADR	0.66%

Statements of net assets

Delaware Aggressive Allocation Portfolio

September 30, 2009

		Number of	Value
		Shares	(U.S. $)
Common Stock – 65.79%
U.S. Markets – 37.68%
Consumer Discretionary – 3.59%
†	Aeropostale	890	$38,688
†	AFC Enterprises	1,400	11,788
	American Eagle Outfitters	2,320	39,115
†	Bally Technologies	625	23,981
†	Buffalo Wild Wings	565	23,510
	Burger King Holdings	2,260	39,753
†	Carmike Cinemas	300	3,033
†	CEC Entertainment	470	12,154
†	Citi Trends	750	21,353
	CKE Restaurants	2,550	26,750
	DeVry	680	37,618
†	DIRECTV Group	100	2,758
	Gap	8,600	184,040
†	G-III Apparel Group	1,095	15,494
	Guess	1,100	40,744
†	Gymboree	575	27,819
†	Hibbett Sports	850	15,496
†	Iconix Brand Group	1,240	15,463
†	Jack in the Box	1,280	26,227
	Jarden	2,230	62,596
†	Jo-Ann Stores	630	16,903
†	Lincoln Educational Services	1,090	24,939
	Mattel	10,000	184,600
	McDonald’s	1,310	74,762
†	Mobile Mini	190	3,298
	National CineMedia	1,090	18,497
	NIKE Class B	3,000	194,100
†	Papa John’s International	645	15,848
	Phillips-Van Heusen	565	24,176
†	Shuffle Master	1,285	12,105
	Staples	8,400	195,048
	Tanger Factory Outlet Centers	610	22,777
†	Time Warner Cable	1,410	60,757
†	Tractor Supply	515	24,936
†	Ulta Salon Cosmetics &
	Fragrance	1,410	23,279
†	Urban Outfitters	1,890	57,021
†	Viacom Class B	1,210	33,928
	Wal-Mart Stores	1,860	91,307
	Weight Watchers International	3,800	104,272
†	WMS Industries	1,325	59,042
			1,909,975
Consumer Staples – 3.73%
	Archer-Daniels-Midland	8,200	239,604
	Bunge	325	20,348
	Casey’s General Stores	980	30,752
†	Chattem	455	30,217
	Coca-Cola	380	20,406
	Colgate-Palmolive	710	54,159
	CVS Caremark	6,770	241,960
	Heinz (H.J.)	4,600	182,850
	Kimberly-Clark	3,000	176,940
	Kraft Foods Class A	6,200	162,874
	Lance	375	9,683
	PepsiCo	1,580	92,683
	Procter & Gamble	4,910	284,387
	Safeway	10,400	205,088
†	Susser Holdings	1,055	13,261
	Walgreen	5,800	217,326
			1,982,538
Energy – 3.31%
	Anadarko Petroleum	480	30,110
	Arch Coal	900	19,917
	Berry Petroleum Class A	885	23,700
†	Bristow Group	515	15,290
†	Carrizo Oil & Gas	1,375	33,674
	Chesapeake Energy	1,150	32,660
	Chevron	3,630	255,661
	ConocoPhillips	5,475	247,251
	Devon Energy	640	43,091
	EOG Resources	3,180	265,562
	EQT	750	31,950
	Exxon Mobil	3,010	206,516
†	Key Energy Services	1,915	16,661
	Lufkin Industries	440	23,399
	Marathon Oil	5,300	169,070
†	National Oilwell Varco	2,370	102,218
	Noble	770	29,229
	Occidental Petroleum	920	72,128
	Penn Virginia	1,070	24,514
†	Rosetta Resources	1,080	15,865
	Schlumberger	1,319	78,612
†	Willbros Group	1,475	22,464
			1,759,542
Financials – 4.44%
	AFLAC	1,350	57,699
	Alexandria Real Estate Equities	230	12,501
	Allstate	6,700	205,154
	AmTrust Financial Services	1,160	13,236
	Apollo Investment	2,000	19,100
	Bank of America	1,570	26,564
	Bank of New York Mellon	13,910	403,250
	Berkley (W.R.)	1,200	30,336
	Capital One Financial	1,100	39,303
	City Holding	645	19,227
	CME Group	600	184,914
	Dime Community Bancshares	2,010	22,974
	EastGroup Properties	560	21,403
	Entertainment Properties Trust	480	16,387
	First Mercury Financial	1,110	14,785
	First Niagara Financial Group	1,265	15,597
	Flushing Financial	1,150	13,110
	Goldman Sachs Group	580	106,923

(continues)     23

Statements of net assets

Delaware Aggressive Allocation Portfolio

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Hanover Insurance Group	600	$24,798
	Harleysville Group	660	20,889
	Home Properties	695	29,948
	Host Hotels & Resorts	2,640	31,073
	Independent Bank	845	18,700
†	IntercontinentalExchange	2,000	194,380
	JPMorgan Chase	2,520	110,426
†	Nasdaq OMX Group	1,840	38,732
	optionsXpress Holdings	1,495	25,834
†	ProAssurance	570	29,748
	Prosperity Bancshares	720	25,049
	Protective Life	523	11,203
	Provident Financial Services	1,640	16,876
	Prudential Financial	890	44,420
†	RiskMetrics Group	1,020	14,912
	RLI	410	21,640
	Simon Property Group	3	181
	Smithtown Bancorp	655	7,559
	Sovran Self Storage	685	20,845
	TCF Financial	2,605	33,969
†	Texas Capital Bancshares	1,040	17,514
	Travelers	4,940	243,195
	Trustmark	1,025	19,526
	Univest Corporation of
	Pennsylvania	480	10,402
	Washington Federal	1,195	20,148
	Webster Financial	1,015	12,657
	Wells Fargo	3,360	94,685
			2,361,772
Health Care – 6.01%
	Abbott Laboratories	1,760	87,067
†	Align Technology	1,160	16,495
†	Alkermes	2,180	20,034
	Allergan	4,700	266,772
†	Alliance HealthCare Services	1,610	9,113
†	Amgen	1,110	66,855
†	AMN Healthcare Services	1,835	17,451
	Bristol-Myers Squibb	7,600	171,152
	Cardinal Health	6,900	184,920
†	Catalyst Health Solutions	925	26,964
†	Celera	2,515	15,668
†	Celgene	530	29,627
†	Conmed	1,180	22,621
†	CryoLife	1,965	15,661
†	Express Scripts	870	67,495
†	Gen-Probe	1,000	41,440
†	Gilead Sciences	5,080	236,626
	Johnson & Johnson	5,180	315,411
†	Medco Health Solutions	3,900	215,709
	Merck	8,020	253,673
†	Merit Medical Systems	965	16,723
†	Odyssey HealthCare	1,170	14,625
†	ONYX Pharmaceuticals	930	27,872
†	OSI Pharmaceuticals	665	23,475
	Pfizer	10,900	180,395
†	PharMerica	720	13,370
†	Psychiatric Solutions	1,075	28,767
	Quest Diagnostics	3,300	172,227
†	Quidel	905	14,688
†	Regeneron Pharmaceuticals	1,070	20,651
†	Res-Care	1,150	16,342
†	SonoSite	690	18,257
†	Sun Healthcare Group	2,155	18,619
†	Talecris Biotherapeutics Holdings	25	475
†	Thermo Fisher Scientific	1,120	48,910
†	United Therapeutics	370	18,126
	UnitedHealth Group	6,380	159,755
†	Vertex Pharmaceuticals	740	28,046
	West Pharmaceutical Services	605	24,569
	Wyeth	5,550	269,619
			3,196,265
Industrials – 3.46%
	AAON	795	15,964
	Acuity Brands	555	17,877
	Administaff	800	21,016
	American Ecology	840	15,708
	Applied Industrial Technologies	935	19,785
	Barnes Group	1,100	18,799
†	Chart Industries	1,490	32,169
†	Columbus McKinnon	1,290	19,544
†	CRA International	540	14,737
	Deere	580	24,894
†	DynCorp International Class A	1,355	24,390
†	ESCO Technologies	325	12,805
†	Esterline Technologies	510	19,997
	Expeditors International
	Washington	5,000	175,750
	Fluor	820	41,697
†	FTI Consulting	540	23,009
	General Electric	5,690	93,430
	Goodrich	1,110	60,317
†	GrafTech International	1,980	29,106
	Granite Construction	720	22,277
	Healthcare Services Group	1,170	21,481
	Honeywell International	1,460	54,239
†	Hub Group Class A	1,010	23,079
†	Kadant	1,025	12,433
†	Kforce	2,195	26,384
	Koppers Holdings	655	19,421
	Lockheed Martin	730	56,998
	McGrath RentCorp	955	20,313
†	Metalico	2,675	11,155
	Norfolk Southern	1,210	52,163
	Northrop Grumman	3,700	191,475

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	Republic Services	1,000	$26,570
	Rockwell Collins	610	30,988
	Roper Industries	650	33,137
†	Tetra Tech	735	19,500
†	Titan Machinery	985	12,332
	Triumph Group	615	29,514
†	Tutor Perini	875	18,638
	United Parcel Service Class B	2,900	163,763
†	United Stationers	645	30,708
	United Technologies	1,320	80,428
†	URS	690	30,119
	Waste Management	5,800	172,956
			1,841,065
Information Technology – 9.01%
†	Adobe Systems	4,600	151,984
	American Software Class A	1,610	10,513
†	Anixter International	800	32,088
†	Apple	2,410	446,741
†	Applied Micro Circuits	1,795	17,932
†	Atheros Communications	815	21,622
†	Blackboard	480	18,134
†	Cisco Systems	4,770	112,286
†	Digital River	590	23,789
†	EMC	3,930	66,967
†	Emdeon Class A	110	1,782
†	FARO Technologies	1,080	18,554
†	Google Class A	760	376,846
	Hewlett-Packard	2,230	105,278
	iGate	2,660	22,823
	infoGROUP	3,255	22,818
†	Informatica	1,195	26,983
	Intel	16,710	327,015
	International Business Machines	1,930	230,847
†	Intuit	7,400	210,900
†	IPG Photonics	855	12,996
	IXYS	1,805	15,361
†	j2 Global Communications	825	18,983
†	JDA Software Group	935	20,514
†	Lawson Software	3,330	20,779
	MasterCard Class A	900	181,935
†	McAfee	1,190	52,110
	Microsoft	6,430	166,473
	Motorola	21,700	186,403
†	NetApp	1,560	41,621
†	NETGEAR	1,045	19,176
	NIC	1,420	12,624
†	Nuance Communications	1,800	26,928
†	ON Semiconductor	2,670	22,028
†	priceline.com	550	91,201
†	Progress Software	1,075	24,349
	QUALCOMM	8,040	361,639
	Quality Systems	455	28,014
†	Radiant Systems	1,490	16,003
†	Rofin-Sinar Technologies	580	13,317
†	Sapient	2,860	22,994
†	SAVVIS	1,370	21,673
†	Semtech	1,025	17,435
†	SolarWinds	675	14,870
†	Symantec	10,280	169,312
†	Synaptics	790	19,908
†	Tekelec	1,680	27,602
†	TeleTech Holdings	1,200	20,472
†	Teradata	6,700	184,384
	United Online	2,750	22,110
†	ValueClick	2,065	27,237
†	VeriSign	8,100	191,889
†	ViaSat	1,050	27,909
	Visa Class A	3,800	262,618
†	Vocus	1,025	21,412
	Xerox	21,200	164,088
			4,794,269
Materials – 1.50%
	Alcoa	3,120	40,934
	Compass Minerals International	110	6,778
	Dow Chemical	2,510	65,436
	duPont (E.I.) deNemours	5,800	186,412
	Freeport-McMoRan
	Copper & Gold	900	61,749
	Lubrizol	760	54,310
	Olin	940	16,394
†	Owens-Illinois	1,410	52,029
	Praxair	1,900	155,211
	Rock-Tenn Class A	625	29,444
†	Rockwood Holdings	1,255	25,815
	Schulman (A.)	1,110	22,122
	Silgan Holdings	515	27,156
	United States Steel	1,180	52,357
			796,147
Telecommunications – 1.50%
	Alaska Communications
	Systems Group	2,345	21,691
†	Arris Group	645	8,391
	AT&T	7,960	215,000
†	Crown Castle International	7,300	228,928
†	GeoEye	100	2,680
†	Knology	2,085	20,329
†	Leap Wireless International	100	1,955
†	MetroPCS Communications	2,200	20,592
	NTELOS Holdings	1,125	19,868
	Verizon Communications	8,580	259,716
			799,150

(continues)     25

Statements of net assets

Delaware Aggressive Allocation Portfolio

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Utilities – 1.13%
Cleco	1,090	$27,337
Edison International	5,300	177,974
Exelon	860	42,673
FirstEnergy	680	31,090
Otter Tail	620	14,837
Piedmont Natural Gas	860	20,588
Progress Energy	4,400	171,864
Sempra Energy	880	43,833
UIL Holdings	700	18,473
UNITIL	645	14,480
Wisconsin Energy	860	38,846
		601,995
Total U.S. Markets (cost $19,378,729)		20,042,718

§Developed Markets – 18.53%
Consumer Discretionary – 3.85%
Autoliv	5,800	194,880
Bayerische Motoren Werke	4,632	223,050
Don Quijote	8,900	211,161
Esprit Holdings	28,661	192,306
PPR	1,649	211,339
Publicis Groupe	4,273	171,374
Round One	12,376	104,908
Techtronic Industries	194,000	160,957
Toyota Motor	4,086	162,484
Vivendi	7,087	219,268
WPP Group	11,696	100,363
Yue Yuen Industrial Holdings	35,500	98,484
		2,050,574
Consumer Staples – 1.57%
Coca-Cola Amatil	24,347	210,732
First Pacific	81,577	54,630
@ Greggs	22,017	140,904
Metro	3,423	193,680
Parmalat	86,021	237,761
		837,707
Energy – 1.28%
BP	16,319	144,206
CNOOC	138,000	185,543
† Nabors Industries	1,444	30,180
Tenaris ADR	850	30,277
Total	2,412	143,305
† Transocean	1,700	145,401
		678,912
Financials – 2.19%
Aspen Insurance Holdings	1,825	48,308
AXA	7,239	195,954
Banco Santander	13,316	214,324
Everest Re Group	396	34,729
Franshion Properties China	100,000	28,387
Max Capital Group	1,325	28,315
Mitsubishi UFJ Financial Group	42,014	225,582
Nordea Bank	18,625	187,546
Standard Chartered	8,127	200,382
		1,163,527
Health Care – 1.80%
Astellas Pharma	4,900	201,404
AstraZeneca	1,902	85,237
† Eurand	1,720	26,041
Novartis	4,571	228,693
Novo Nordisk ADR	2,700	169,965
Novo Nordisk Class B	2,306	144,379
Sanofi-Aventis	1,371	100,603
		956,322
Industrials – 3.42%
Asahi Glass	21,000	169,591
Cie de Saint-Gobain	4,538	235,387
Deutsche Post	11,608	217,744
Finmeccanica	11,562	204,364
† Flextronics International	350	2,611
IESI-BFC	1,260	16,279
Koninklijke Philips Electronics	8,805	214,380
Singapore Airlines	15,688	153,467
Teleperformance	6,941	232,928
Tomkins	63,008	189,990
Vallourec	1,090	184,688
		1,821,429
Information Technology – 1.16%
Accenture Class A	944	35,183
† CGI Group Class A	33,191	388,714
Nokia	13,075	192,270
		616,167
Materials – 1.57%
† Agrium	3,800	189,202
Alumina ADR	2,250	14,288
† Anglo American	1,238	39,417
#@ Griffin Mining	12,300	7,076
Lafarge	2,870	256,792
Linde	1,861	202,129
Syngenta ADR	2,700	124,065
		832,969
Telecommunications – 1.32%
China Mobile ADR	1,000	49,110
China Unicom Hong Kong	28,000	39,670
China Unicom Hong Kong ADR	8,717	124,130
France Telecom	3,609	96,135
Philippine Long Distance
Telephone ADR	300	15,420
Telstra	31,178	89,952
TELUS	2,995	96,612
Vodafone Group	85,342	191,194
		702,223

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Utilities – 0.37%
†	Metro Pacific Investments	137,000	$9,498
	National Grid	19,288	186,006
			195,504
Total Developed Markets (cost $8,713,960)			9,855,334

XEmerging Markets – 9.58%
Consumer Discretionary – 0.43%
†	Focus Media Holding ADR	7,175	79,212
†#	Grupo Clarin Class B GDR 144A	1,400	5,171
	Grupo Televisa ADR	2,800	52,052
	JD Group	2,900	17,220
@	Oriental Holdings	8,000	12,713
	Sun International	1,200	14,027
	Turk Sise ve Cam Fabrikalari	15,742	16,759
	Wal-Mart de Mexico Series V	8,377	29,047
			226,201
Consumer Staples – 0.57%
†	Brazil Foods ADR	400	21,300
†	Cosan Class A	4,000	31,600
@	Cresud ADR	4,650	59,939
	Fomento Economico
	Mexicano ADR	875	33,294
	Gudang Garam	30,500	47,118
	Lotte Confectionery	25	26,307
	President Chain Store	12,496	30,776
	Tongaat Hulett	1,300	16,269
†	Wimm-Bill-Dann Foods ADR	500	35,755
			302,358
Energy – 2.23%
	China Petroleum &
	Chemical ADR	425	36,189
	China Shenhua Energy	7,000	30,574
	Gazprom ADR	5,100	121,023
	KazMunaiGas Exploration
	Production GDR	3,695	76,117
	LUKOIL ADR	400	21,940
	LUKOIL ADR (London
	International Exchange)	500	27,100
@	Oil & Gas Development GDR	500	6,456
	PetroChina	18,000	20,346
	PetroChina ADR	525	59,719
	Petroleo Brasileiro SA ADR	2,575	118,193
	Petroleo Brasileiro SP ADR	8,700	341,997
	Polski Koncern Naftowy Orlen	1,962	20,333
@	PTT Exploration & Production	9,217	39,864
#	Reliance Industries GDR 144A	843	77,548
	Roseneft Oil GDR	1,146	8,859
	Sasol	1,000	37,598
	Sasol ADR	600	22,872
	SK Energy	361	38,662
	SK Holdings	154	14,726
	Surgutneftegaz ADR	5,297	45,342
	Tambang Batubara Bukit Asam	16,000	23,390
			1,188,848
Financials – 1.12%
†	Alarko Gayrimenkul Yatirim
	Ortakligi	388	3,686
	Banco Bradesco ADR	3,075	61,162
	Bangkok Bank	9,500	34,975
†	Bank Hapoalim	3,961	14,086
	Bank Leumi Le-Israel	3,858	14,795
	Credicorp	500	38,880
†	Grupo Financiero Galicia ADR	20,200	95,142
	Hong Leong Bank	15,600	29,613
†@	Indiabulls Real Estate GDR	400	2,276
†@	IRSA Inversiones y
	Representaciones GDR	3,900	32,370
	Itau Unibanco Holding ADR	3,657	73,689
†	KB Financial Group ADR	1,293	66,551
	KLCC Property Holdings	12,500	11,991
	Sberbank	24,640	49,034
	Standard Bank Group	2,900	37,510
	Turkiye Is Bankasi Class C	5,586	21,830
†	UEM Land Holdings	23,176	10,446
			598,036
Industrials – 0.55%
	Alarko Holding	14,606	40,153
	CJ	510	24,102
†	Empresas	12,844	30,261
	Evergreen Marine	61,000	35,271
†	Gol Linhas Aereas
	Inteligentes ADR	3,325	34,148
	Hyundai Elevator	158	7,977
†@	Metallurgical	18,000	12,217
	Siam Cement NVDR	7,400	49,171
	Sinotrans	31,000	7,320
	Walsin Lihwa	93,000	32,119
	Yazicilar Holding Class A	3,400	20,618
			293,357
Information Technology – 0.70%
	Infosys Technologies ADR	1,650	80,009
	LG Display ADR	900	12,897
	Samsung Electronics	153	105,988
†	Shanda Games ADR	2,700	31,590
†	Shanda Interactive
	Entertainment ADR	100	5,120
†	Sina	1,000	37,960
†	SK Communications	662	4,969
	Taiwan Semiconductor
	Manufacturing	15,075	30,390
	United Microelectronics	52,000	25,598
†	United Microelectronics ADR	9,500	36,100
			370,621

(continues)     27

Statements of net assets

Delaware Aggressive Allocation Portfolio

	Number of		Value
	Shares		(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Materials – 1.30%
Aluminum Corporation of
China ADR		1,200	$32,868
ArcelorMittal South Africa		1,800	28,758
† Cemex ADR		3,562	46,021
Cia de Minas Buenaventura ADR		900	31,689
Cia Siderurgica Nacional ADR		2,175	66,555
Formosa Chemicals & Fibre		16,480	31,832
Gold Fields ADR		2,200	30,316
Impala Platinum Holdings		1,231	28,681
Israel Chemicals		1,600	18,301
MMC Norilsk Nickel ADR		1,481	18,364
POSCO ADR		450	46,773
† Real Gold Mining		11,500	13,103
Vale ADR		11,250	260,212
† Votorantim Celulose e Papel ADR		2,297	37,694
			691,167
Telecommunications – 1.52%
America Movil ADR		2,350	103,001
† Blue Label Telecoms		1,487	1,156
China Telecom		68,000	32,114
Chunghwa Telecom ADR		9,367	168,982
KT ADR		5,700	99,066
LG Telecom		7,700	55,697
Mobile Telesystems ADR		600	28,962
SK Telecom ADR		3,700	64,565
Telkom		2,000	11,508
Telkom ADR		1,100	25,300
Tim Participacoes ADR		1,300	31,980
Turkcell Iletisim Hizmet		2,900	20,712
Turkcell Iletisim Hizmet ADR		1,650	29,486
† Vodacom Group		17,989	134,480
			807,009
Utilities – 1.16%
AES Tiete		4,506	47,437
Centrais Eletricas Brasileiras		14,000	217,720
Cia Energetica de Minas
Gerais ADR		1,187	18,042
Energias do Brasil		8,000	131,501
†=@ Fifth Power Generation GDR		100	263
Huaneng Power International ADR		2,550	67,932
Korea Electric Power ADR		6,300	96,012
Light		1,500	20,922
Tanjong		3,700	16,036
			615,865
Total Emerging Markets (cost $4,628,306)			5,093,462

Total Common Stock (cost $32,720,995)			34,991,514

Convertible Preferred Stock – 0.37%
Basic Materials – 0.02%
Freeport-McMoRan
Copper & Gold 6.75%
exercise price $72.91,
expiration date 5/1/10		100	10,250
			10,250
Energy – 0.06%
Whiting Petroleum 6.25%
exercise price $43.42,
expiration date 12/31/49		210	31,704
			31,704
Health Care & Pharmaceuticals – 0.19%
Mylan 6.50%
exercise price $17.08,
expiration date 11/15/10		57	58,724
Schering-Plough 6.00%
exercise price $33.69,
expiration date 8/13/10		175	42,481
			101,205
Telecommunications – 0.10%
Crown Castle International 6.25%
exercise price $36.88,
expiration date 8/15/12		975	52,894
			52,894
Total Convertible Preferred Stock
(cost $146,335)			196,053

Exchange Traded Fund – 9.46%
iShares MSCI EAFE Growth Index		94,300	5,030,905
Total Exchange Traded Fund
(cost $5,356,095)			5,030,905

	Principal
	Amount°
Agency Commercial Mortgage-Backed Securities – 0.27%
Fannie Mae REMICS
Series 2003-32 PH
5.50% 3/25/32	USD	60,000	62,731
Freddie Mac REMICS
Series 2512 PG
5.50% 10/15/22		75,000	80,525
Total Agency Commercial Mortgage-Backed
Securities (cost $131,663)			143,256

Agency Mortgage-Backed Securities – 1.68%
Fannie Mae S.F. 15 yr
5.50% 7/1/22		46,876	49,729
Fannie Mae S.F. 30 yr
4.50% 6/1/38		63,941	64,859
5.00% 12/1/36		233,236	241,773

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr (continued)
	6.50% 2/1/36	USD	17,525	$18,859
	6.50% 8/1/38		183,708	196,651
	Fannie Mae S.F. 30 yr TBA
	4.50% 10/1/39		210,000	212,691
	Freddie Mac S.F. 30 yr. TBA
	4.00% 10/1/39		110,000	108,728
Total Agency Mortgage-Backed Securities
	(cost $862,813)			893,290

Commercial Mortgage-Backed Securities – 1.37%
#	American Tower Trust Series
	2007-1A AFX 144A
	5.42% 4/15/37		25,000	24,750
	Bank of America Commercial
	Mortgage Securities
	Series 2004-4 A4
	4.502% 7/10/42		100,000	98,946
	•Series 2005-1 A5
	5.237% 11/10/42		10,000	10,118
	•Series 2007-4 AM
	6.002% 2/10/51		10,000	7,179
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2004-PWR4 A3
	5.468% 6/11/41		40,000	39,860
	•Series 2005-PW10 A4
	5.405% 12/11/40		25,000	24,572
	•Series 2005-T20 A4A
	5.298% 10/12/42		25,000	24,695
	Series 2007-PW15 A4
	5.331% 2/11/44		25,000	22,504
w•	Commercial Mortgage Pass
	Through Certificates
	Series 2005-C6 A5A
	5.116% 6/10/44		15,000	14,268
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2 A5
	5.279% 8/10/38		100,000	97,346
	•Series 2004-GG2 A6
	5.396% 8/10/38		20,000	19,386
	Series 2005-GG4 A4A
	4.751% 7/10/39		20,000	18,750
	•Series 2007-GG10 A4
	5.999% 8/10/45		25,000	20,662
	Greenwich Capital Commercial
	Funding Series 2004-GG1 A4
	4.755% 6/10/36		35,000	35,255
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP5 A4
	5.344% 12/15/44		25,000	24,497
	Morgan Stanley Capital I
	•Series 2004-T15 A4
	5.27% 6/13/41		210,000	207,241
	•Series 2007-T27 A4
	5.803% 6/11/42		40,000	37,747
	Total Commercial Mortgage-Backed
	Securities (cost $686,310)			727,776

	Convertible Bonds – 1.90%
	Aerospace & Defense – 0.09%
	L-3 Communications
	Holdings 3.00%
	exercise price $100.14,
	expiration date 8/1/35		45,000	46,350
				46,350
	Banking, Finance & Insurance – 0.07%
	National City 4.00%
	exercise price $482.50,
	expiration date 2/1/11		35,000	35,438
				35,438
	Basic Materials – 0.07%
	Rayonier TRS Holdings 3.75%
	exercise price $54.81,
	expiration date 10/15/12		35,000	37,188
				37,188
	Building & Materials – 0.01%
	Beazer Homes USA 4.625%
	exercise price $49.64,
	expiration date 6/15/24		5,000	4,375
				4,375
Electronics & Electrical Equipment – 0.17%
	Flextronics International 1.00%
	exercise price $15.53,
	expiration date 8/1/10		37,000	36,399
	General Cable 1.00%
	exercise price $83.93,
	expiration date 10/15/12		41,000	35,260
#	Intel 144A 3.25%
	exercise price $22.68,
	expiration date 8/1/39		20,000	21,475
				93,134
	Energy – 0.18%
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38		65,000	48,913
	Peabody Energy 4.75%
	exercise price $58.44,
	expiration date 12/15/41		10,000	8,850
	Transocean 1.50%
	exercise price $168.61,
	expiration date 12/15/37		40,000	38,800
				96,563

(continues)     29

Statements of net assets

Delaware Aggressive Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
Health Care & Pharmaceuticals – 0.23%
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37	USD	47,000	$38,658
	Inverness Medical
	Innovations 3.00%
	exercise price $43.98,
	expiration date 5/15/16		35,000	37,669
	Medtronic 1.625%
	exercise price $55.41,
	expiration date 4/15/13		45,000	44,662
				120,989
Leisure, Lodging & Entertainment – 0.06%
#	International Game
	Technology 144A 3.25%
	exercise price $19.97,
	expiration date 5/1/14		25,000	32,906
				32,906
Real Estate – 0.28%
#	Corporate Office
	Properties 144A 3.50%
	exercise price $53.12,
	expiration date 9/15/26		25,000	24,313
	Developers Diversified Realty
	3.00% exercise price $74.75,
	expiration date 3/15/12		5,000	4,431
	3.50% exercise price $64.23,
	expiration date 8/11/11		7,000	6,466
#	Digital Realty Trust
	144A 5.50%
	exercise price $43.00,
	expiration date 4/15/29		46,000	57,327
	ProLogis 2.25%
	exercise price $75.98,
	expiration date 4/1/37		62,000	56,188
				148,725
Telecommunications – 0.64%
	Alaska Communications
	Systems Group 5.75%
	exercise price $12.90,
	expiration date 3/1/13		43,000	40,742
	Interpublic Group 4.25%
	exercise price $12.42,
	expiration date 3/15/23		10,000	9,888
	Level 3 Communications 5.25%
	exercise price $3.98,
	expiration date 12/15/11		55,000	49,224
	Lucent Technologies 2.875%
	exercise price $16.75,
	expiration date 6/15/23		45,000	44,493
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		45,000	39,544
	Qwest Communications
	International 3.50%
	exercise price $5.12,
	expiration date 11/15/25		30,000	30,413
#	SBA Communications
	144A 4.00%
	exercise price $30.38,
	expiration date 10/1/14		35,000	39,113
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		25,000	21,813
#	Virgin Media 144A 6.50%
	exercise price $19.22,
	expiration date 11/15/16		64,000	67,359
				342,589
Transportation – 0.10%
	Bristow Group 3.00%
	exercise price $77.34,
	expiration date 6/14/38		67,000	53,851
				53,851
Total Convertible Bonds (cost $870,332)				1,012,108

Corporate Bonds – 12.85%
Banking – 1.87%
•	BAC Capital Trust XIV
	5.63% 12/31/49		30,000	19,875
	Bank of America
	5.125% 11/15/14		27,000	27,621
	5.75% 12/1/17		35,000	34,992
	Bank of New York Mellon
	4.95% 3/15/15		25,000	26,673
	Barclays Bank 6.75% 5/22/19		115,000	128,852
	BB&T 6.85% 4/30/19		20,000	22,412
	Capital One Financial
	7.375% 5/23/14		60,000	67,027
	Citigroup
	6.375% 8/12/14		35,000	36,224
	6.50% 8/19/13		64,000	67,241
•	Citigroup Capital XXI
	8.30% 12/21/57		10,000	8,988
#	GMAC 144A
	6.00% 12/15/11		5,000	4,675
	6.625% 5/15/12		25,000	23,250
	6.875% 9/15/11		20,000	19,100
	6.875% 8/28/12		25,000	23,250
	JPMorgan Chase
	6.30% 4/23/19		45,000	49,217
	JPMorgan Chase Capital XVIII
	6.95% 8/17/36		5,000	4,809
	JPMorgan Chase Capital XXII
	6.45% 2/2/37		17,000	15,346
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		28,000	28,266

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Morgan Stanley
	6.00% 4/28/15	USD	100,000	$106,022
	PNC Funding
	5.25% 11/15/15		20,000	20,530
	5.625% 2/1/17		72,000	70,952
	U.S. Bank North America
	4.80% 4/15/15		1,000	1,058
•	USB Capital IX
	6.189% 4/15/49		100,000	77,750
	Wachovia
	5.25% 8/1/14		5,000	5,083
	5.625% 10/15/16		25,000	26,139
•	Wells Fargo Capital XIII
	7.70% 12/29/49		55,000	48,675
	Zions Bancorporation
	5.50% 11/16/15		5,000	3,846
	5.65% 5/15/14		5,000	3,840
	6.00% 9/15/15		15,000	11,858
	7.75% 9/23/14		15,000	13,438
				997,009
Basic Industry – 0.93%
	ArcelorMittal
	6.125% 6/1/18		32,000	31,577
	9.00% 2/15/15		10,000	11,512
	9.85% 6/1/19		15,000	17,771
#	Compass Minerals International
	144A 8.00% 6/1/19		10,000	10,163
	Domtar 7.125% 8/15/15		20,000	19,700
	Dow Chemical 8.55% 5/15/19		70,000	78,821
#	FMG Finance 144A
	10.625% 9/1/16		10,000	11,125
	Freeport-McMoRan
	Copper & Gold
	8.25% 4/1/15		15,000	15,974
	8.375% 4/1/17		10,000	10,652
#	Georgia-Pacific 144A
	8.25% 5/1/16		5,000	5,213
	Huntsman International
	7.375% 1/1/15		60,000	54,749
	7.875% 11/15/14		10,000	9,375
	Innophos 8.875% 8/15/14		20,000	20,300
	Lubrizol 8.875% 2/1/19		35,000	43,275
	Nalco
	8.875% 11/15/13		15,000	15,488
	#144A 8.25% 5/15/17		5,000	5,275
•	Noranda Aluminum Acquisition
	PIK
	5.413% 5/15/15		10,000	7,100
#	Novelis 144A 11.50% 2/15/15		10,000	10,150
	Reliance Steel & Aluminum
	6.85% 11/15/36		19,000	16,545
#	Sappi Papier Holding 144A
	6.75% 6/15/12		15,000	13,892
	Steel Dynamics 6.75% 4/1/15		20,000	19,250
#	Teck Resources 144A
	10.25% 5/15/16		7,000	7,945
	10.75% 5/15/19		13,000	15,178
	US Steel 7.00% 2/1/18		10,000	9,619
	Vale Overseas 6.875% 11/21/36		22,000	22,815
	Weyerhaeuser 7.375% 10/1/19		10,000	9,993
				493,457
Brokerage – 0.38%
	E Trade Financial PIK
	12.50% 11/30/17		15,000	16,725
	Goldman Sachs Group
	5.25% 10/15/13		5,000	5,313
	5.95% 1/18/18		37,000	38,448
	6.25% 9/1/17		20,000	21,185
	Jefferies Group
	6.25% 1/15/36		5,000	4,010
	6.45% 6/8/27		35,000	29,459
	8.50% 7/15/19		5,000	5,301
	LaBranche 11.00% 5/15/12		35,000	33,950
	Lazard Group
	6.85% 6/15/17		17,000	16,782
	7.125% 5/15/15		28,000	28,312
				199,485
Capital Goods – 1.01%
	Allied Waste North America
	6.875% 6/1/17		10,000	10,578
	7.125% 5/15/16		25,000	26,409
	Anixter 10.00% 3/15/14		10,000	10,600
	Associated Materials
	9.75% 4/15/12		10,000	9,875
#	BAE Systems Holdings 144A
	4.95% 6/1/14		5,000	5,190
	6.375% 6/1/19		35,000	38,689
	Browning-Ferris Industries
	7.40% 9/15/35		10,000	11,504
	Building Materials
	7.75% 8/1/14		25,000	24,187
#	BWAY 144A 10.00% 4/15/14		15,000	15,938
#	Case New Holland 144A
	7.75% 9/1/13		10,000	10,000
	Casella Waste Systems
	9.75% 2/1/13		15,000	13,950
	#144A 11.00% 7/15/14		5,000	5,275
#	CPM Holdings 144A
	10.625% 9/1/14		5,000	5,188
	Crown Americas Capital
	7.625% 11/15/13		15,000	15,225
#	Crown Americas Capital II 144A
	7.625% 5/15/17		10,000	10,150
	Eastman Kodak
	7.25% 11/15/13		15,000	12,375
	Graham Packaging Capital
	9.875% 10/15/14		25,000	25,812

(continues)     31

Statements of net assets

Delaware Aggressive Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
	Graphic Packaging International
	9.50% 8/15/13	USD	15,000	$15,525
	#144A 9.50% 6/15/17		5,000	5,338
#	Greif 144A 7.75% 8/1/19		5,000	5,175
	Jabil Circuit 7.75% 7/15/16		10,000	10,200
	L-3 Communications
	6.125% 7/15/13		15,000	15,263
	Moog 7.25% 6/15/18		5,000	4,825
#	Owens Brockway
	Glass Container 144A
	7.375% 5/15/16		5,000	5,138
#	Plastipak Holdings 144A
	8.50% 12/15/15		10,000	10,150
	10.625% 8/15/19		5,000	5,325
	Pregis 12.375% 10/15/13		15,000	14,250
	RBS Global/Rexnord
	9.50% 8/1/14		10,000	9,750
	11.75% 8/1/16		15,000	13,650
	Sanmina-SCI 8.125% 3/1/16		21,000	19,740
#	Sealed Air 144A
	7.875% 6/15/17		5,000	5,280
	Smurfit Kappa Funding
	7.75% 4/1/15		10,000	8,850
	Solo Cup 8.50% 2/15/14		20,000	19,200
	Terex 8.00% 11/15/17		10,000	9,225
	Tyco International Finance
	4.125% 10/15/14		10,000	9,965
	8.50% 1/15/19		47,000	57,385
	USG 6.30% 11/15/16		20,000	17,100
	Waste Management
	7.10% 8/1/26		22,000	24,111
				536,390
Consumer Cyclical – 1.57%
#	Allison Transmission 144A
	11.00% 11/1/15		30,000	29,550
	ArvinMeritor 8.125% 9/15/15		15,000	13,125
	Beazer Homes USA
	8.625% 5/15/11		5,000	4,725
	Burlington Coat
	Factory Warehouse
	11.125% 4/15/14		10,000	9,850
	Carrols 9.00% 1/15/13		5,000	5,025
w#	CVS Pass Through Trust 144A
	8.353% 7/10/31		69,812	77,904
	Darden Restaurants
	6.80% 10/15/37		20,000	21,349
	Ford Motor 7.45% 7/16/31		30,000	24,450
	Ford Motor Credit
	8.625% 11/1/10		30,000	30,355
	Gaylord Entertainment
	6.75% 11/15/14		5,000	4,650
	8.00% 11/15/13		12,000	12,360
	Global Cash Access
	8.75% 3/15/12		20,000	19,900
	Goodyear Tire & Rubber
	9.00% 7/1/15		10,000	10,425
	10.50% 5/15/16		15,000	16,350
#	Harrah’s Operating 144A
	10.00% 12/15/18		25,000	20,000
#	Harrahs Operating Escrow 144A
	11.25% 6/1/17		26,000	26,845
	Interface
	9.50% 2/1/14		5,000	4,981
	#144A 11.375% 11/1/13		5,000	5,450
#	Invista 144A 9.25% 5/1/12		20,000	20,100
	K Hovnanian Enterprises
	6.25% 1/15/15		5,000	3,825
	7.50% 5/15/16		10,000	7,650
	11.50% 5/1/13		10,000	10,600
#	Landry’s Restaurants 144A
	14.00% 8/15/11		5,000	5,044
	Levi Strauss 9.75% 1/15/15		15,000	15,675
	Macy’s Retail Holdings
	6.65% 7/15/24		27,000	21,428
	8.875% 7/15/15		10,000	10,482
	10.625% 11/1/10		5,000	5,272
	Meritage Homes 7.00% 5/1/14		10,000	9,425
	MGM MIRAGE
	6.625% 7/15/15		5,000	3,888
	7.50% 6/1/16		15,000	11,700
	7.625% 1/15/17		5,000	3,925
	#144A 11.125% 11/15/17		5,000	5,488
	#144A 11.375% 3/1/18		10,000	9,450
	#144A 13.00% 11/15/13		20,000	23,000
	Mobile Mini 9.75% 8/1/14		10,000	10,225
	Mohawk Industries
	6.825% 1/15/16		5,000	4,982
	New Albertsons 7.25% 5/1/13		5,000	5,050
	Norcraft Holdings 9.75% 9/1/12		20,000	19,100
	Nordstrom
	6.25% 1/15/18		15,000	15,572
	6.75% 6/1/14		25,000	27,452
	OSI Restaurant Partners
	10.00% 6/15/15		10,000	8,875
	Pinnacle Entertainment
	7.50% 6/15/15		30,000	26,700
	#144A 8.625% 8/1/17		5,000	5,050
#@	Pokagon Gaming Authority
	144A 10.375% 6/15/14		15,000	15,675
	Rite Aid 9.375% 12/15/15		25,000	20,438
	Royal Caribbean Cruises
	6.875% 12/1/13		10,000	9,375
	Ryland Group 8.40% 5/15/17		10,000	10,775
	Sally Holdings 10.50% 11/15/16		20,000	20,950
#	Sealy Mattress 144A
	10.875% 4/15/16		5,000	5,538
#	Shingle Springs Tribal
	Gaming Authority 144A
	9.375% 6/15/15		20,000	14,500

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	Speedway Motorsports 144A
	8.75% 6/1/16	USD	5,000	$5,225
#	Standard Pacific Escrow 144A
	10.75% 9/15/16		10,000	9,900
	Target 4.00% 6/15/13		25,000	26,148
	Tenneco 8.625% 11/15/14		20,000	18,850
	Toys R Us
	7.625% 8/1/11		5,000	4,950
	7.875% 4/15/13		15,000	14,475
#	Toys R Us Property 144A
	10.75% 7/15/17		5,000	5,400
	Wynn Las Vegas
	6.625% 12/1/14		15,000	14,550
	Yum Brands 6.875% 11/15/37		10,000	11,115
				835,116
Consumer Non-Cyclical – 1.18%
#	Alliance One International 144A
	10.00% 7/15/16		25,000	25,938
#	Anheuser-Busch InBev
	Worldwide 144A
	5.375% 11/15/14		10,000	10,682
	6.875% 11/15/19		25,000	28,290
	7.20% 1/15/14		30,000	33,807
	Bausch & Lomb
	9.875% 11/1/15		15,000	15,788
	Beckman Coulter
	6.00% 6/1/15		40,000	43,689
	7.00% 6/1/19		10,000	11,487
#	Bio-Rad Laboratories 144A
	8.00% 9/15/16		5,000	5,200
#	CareFusion 144A 6.375% 8/1/19		35,000	38,030
	Constellation Brands
	7.25% 9/1/16		10,000	10,000
	Delhaize America
	9.00% 4/15/31		14,000	18,471
	Delhaize Group 5.875% 2/1/14		15,000	16,170
	DJO Finance 10.875% 11/15/14		10,000	10,275
#	Dole Food 144A
	8.00% 10/1/16		5,000	5,044
	13.875% 3/15/14		10,000	11,775
#	Heinz (H.J.) Finance 144A
	7.125% 8/1/39		10,000	11,876
	Hospira 6.40% 5/15/15		50,000	55,659
#	Ingles Markets 144A
	8.875% 5/15/17		10,000	10,275
	Inverness Medical Innovations
	9.00% 5/15/16		15,000	14,944
	Jarden 8.00% 5/1/16		15,000	15,450
#	JBS USA Finance 144A
	11.625% 5/1/14		15,000	16,200
	JohnsonDiversey Holdings
	10.67% 5/15/13		10,000	9,650
	LVB Acquistion
	11.625% 10/15/17		5,000	5,475
	LVB Acquistion PIK
	10.375% 10/15/17		5,000	5,338
	Medco Health Solutions
	7.125% 3/15/18		40,000	45,397
#	M-Foods Holdings 144A
	9.75% 10/1/13		5,000	5,163
	Psychiatric Solutions
	7.75% 7/15/15		10,000	9,700
	#144A 7.75% 7/15/15		5,000	4,725
	Quest Diagnostic
	5.45% 11/1/15		52,000	54,952
	6.40% 7/1/17		15,000	16,337
	Smithfield Foods
	7.75% 5/15/13		20,000	17,900
	#144A 10.00% 7/15/14		5,000	5,275
	Supervalu
	7.50% 11/15/14		5,000	5,050
	8.00% 5/1/16		10,000	10,400
#	Tyson Foods 144A
	10.50% 3/1/14		10,000	11,375
	Universal Hospital Services PIK
	8.50% 6/1/15		5,000	4,925
	Yankee Acquisition
	8.50% 2/15/15		5,000	4,725
				625,437
Energy – 1.42%
	AmeriGas Partners
	7.125% 5/20/16		5,000	4,825
	Berry Petroleum 10.25% 6/1/14		10,000	10,725
#	Cenovus Energy 144A
	5.70% 10/15/19		25,000	25,684
	Chesapeake Energy
	6.50% 8/15/17		15,000	13,838
	6.625% 1/15/16		20,000	19,000
	9.50% 2/15/15		10,000	10,575
	Complete Production Services
	8.00% 12/15/16		10,000	9,150
	Copano Energy 7.75% 6/1/18		10,000	9,550
	Denbury Resources
	7.50% 4/1/13		5,000	5,025
	9.75% 3/1/16		5,000	5,338
	Dynergy Holdings 7.75% 6/1/19		25,000	21,438
	El Paso
	6.875% 6/15/14		10,000	9,850
	7.25% 6/1/18		20,000	19,772
	Enbridge Energy Partners
	9.875% 3/1/19		25,000	31,097
	Energy Transfer Partners
	9.70% 3/15/19		25,000	30,994
	Enterprise Products Operating
	6.30% 9/15/17		10,000	10,788
	•8.375% 8/1/66		5,000	4,681
	9.75% 1/31/14		35,000	42,296
	Forest Oil 7.25% 6/15/19		10,000	9,400

(continues)     33

Statements of net assets

Delaware Aggressive Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Geophysique-Veritas
	7.75% 5/15/17	USD	15,000	$14,963
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16		10,000	10,050
#	Hilcorp Energy Finance I 144A
	7.75% 11/1/15		5,000	4,750
	9.00% 6/1/16		15,000	14,963
#	Holly 144A 9.875% 6/15/17		5,000	5,138
	Inergy Finance
	6.875% 12/15/14		5,000	4,800
	#144A 8.75% 3/1/15		5,000	5,163
	Key Energy Services
	8.375% 12/1/14		15,000	14,325
	Kinder Morgan Energy Partners
	6.85% 2/15/20		25,000	27,357
	9.00% 2/1/19		10,000	12,136
	Mariner Energy 8.00% 5/15/17		20,000	18,400
	Massey Energy
	6.875% 12/15/13		30,000	29,100
	Nexen 7.50% 7/30/39		35,000	38,231
	Noble Energy 8.25% 3/1/19		25,000	30,230
	OPTI Canada
	7.875% 12/15/14		10,000	7,700
	8.25% 12/15/14		10,000	7,800
	PetroHawk Energy
	9.125% 7/15/13		10,000	10,325
	#144A 10.50% 8/1/14		10,000	10,800
	Petroleum Development
	12.00% 2/15/18		10,000	9,900
	Plains All American Pipeline
	5.75% 1/15/20		35,000	35,338
	Plains Exploration & Production
	8.625% 10/15/19		5,000	5,088
	Quicksilver Resources
	11.75% 1/1/16		15,000	16,613
	Range Resources
	8.00% 5/15/19		10,000	10,300
	Regency Energy Partners
	8.375% 12/15/13		5,000	5,075
	#144A 9.375% 6/1/16		5,000	5,225
#	SandRidge Energy 144A
	9.875% 5/15/16		15,000	15,713
	Talisman Energy 7.75% 6/1/19		30,000	35,336
•	TransCanada Pipelines
	6.35% 5/15/67		20,000	17,548
	Weatherford International
	4.95% 10/15/13		10,000	10,409
	5.15% 3/15/13		10,000	10,512
	5.95% 6/15/12		2,000	2,146
	9.625% 3/1/19		5,000	6,269
	9.875% 3/1/39		5,000	6,722
				752,451
Financials – 0.55%
	Capital One Capital V
	10.25% 8/15/39		15,000	16,617
	Cardtronics 9.25% 8/15/13		25,000	25,313
	FTI Consulting 7.75% 10/1/16		20,000	20,000
	General Electric Capital
	6.00% 8/7/19		114,000	115,859
	International Lease Finance
	5.25% 1/10/13		10,000	8,065
	5.35% 3/1/12		1,000	851
	5.55% 9/5/12		5,000	4,088
	5.625% 9/20/13		15,000	11,438
	5.875% 5/1/13		35,000	27,550
	6.375% 3/25/13		10,000	8,025
	6.625% 11/15/13		37,000	29,363
#@	Nuveen Investments 144A
	10.50% 11/15/15		30,000	26,100
				293,269
Insurance – 0.36%
	MetLife
	6.40% 12/15/36		50,000	43,000
	6.75% 6/1/16		25,000	27,938
	6.817% 8/15/18		21,000	23,413
	UnitedHealth Group
	5.50% 11/15/12		12,000	12,859
	5.80% 3/15/36		14,000	13,621
	6.00% 2/15/18		30,000	31,577
	WellPoint
	5.00% 1/15/11		12,000	12,372
	7.00% 2/15/19		25,000	28,469
				193,249
Media – 0.95%
	Affinion Group
	11.50% 10/15/15		10,000	10,325
	Belo 6.75% 5/30/13		10,000	9,438
#	Cablevision Systems 144A
	8.625% 9/15/17		10,000	10,375
#	Cengage Learning
	Acquisitions 144A
	10.50% 1/15/15		10,000	9,500
#	Charter Communications
	Operating 144A
	10.00% 4/30/12		10,000	10,225
	10.375% 4/30/14		5,000	5,125
	12.875% 9/15/14		30,000	32,625
	Comcast 4.95% 6/15/16		20,000	20,486
#	Cox Communications 144A
	5.875% 12/1/16		10,000	10,527
	6.95% 6/1/38		15,000	16,232
	8.375% 3/1/39		25,000	30,935
	DIRECTV Holdings
	7.625% 5/15/16		20,000	21,500
#	DISH DBS 144A
	7.875% 9/1/19		55,000	55,825

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Media (continued)
#	Interpublic Group 144A
	10.00% 7/15/17	USD	10,000	$10,850
	Lamar Media 6.625% 8/15/15		10,000	9,350
	LIN Television 6.50% 5/15/13		5,000	4,400
#	Mediacom Capital 144A
	9.125% 8/15/19		10,000	10,325
	Nielsen Finance 10.00% 8/1/14		25,000	25,250
	Shaw Communications
	5.65% 10/1/19	CAD	13,000	12,346
#	Terremark Worldwide 144A
	12.00% 6/15/17	USD	5,000	5,475
	Time Warner Cable
	6.75% 7/1/18		55,000	60,862
	Time Warner Telecom Holdings
	9.25% 2/15/14		15,000	15,525
#	Univision Communications 144A
	12.00% 7/1/14		20,000	21,600
	Videotron 9.125% 4/15/18		10,000	10,875
	Visant Holding 8.75% 12/1/13		10,000	10,225
#	Vivendi 144A
	5.75% 4/4/13		35,000	36,350
	6.625% 4/4/18		22,000	23,687
	XM Satellite Radio Holdings PIK
	10.00% 6/1/11		5,000	4,725
				504,963
Real Estate – 0.11%
	Developers Diversified Realty
	5.375% 10/15/12		10,000	9,381
	9.625% 3/15/16		10,000	10,043
	Host Hotels & Resorts
	7.125% 11/1/13		5,000	4,963
	#144A 9.00% 5/15/17		10,000	10,650
	Kimco Realty 6.875% 10/1/19		15,000	15,369
@	Potlatch 12.50% 12/1/09		5,000	5,032
	Ventas Realty 6.50% 6/1/16		5,000	4,875
				60,313
Services Non-Cyclical – 0.48%
	Alliance HealthCare Services
	7.25% 12/15/12		5,000	4,850
	ARAMARK 8.50% 2/1/15		25,000	25,344
	Avis Budget Car Rental
	7.625% 5/15/14		15,000	13,575
	7.75% 5/15/16		10,000	8,750
	Community Health Systems
	8.875% 7/15/15		10,000	10,275
	HCA 9.25% 11/15/16		55,000	56,993
•	HealthSouth 7.218% 6/15/14		15,000	14,775
	Hertz
	8.875% 1/1/14		10,000	10,150
	10.50% 1/1/16		15,000	15,675
	Iron Mountain
	8.00% 6/15/20		15,000	15,150
	8.75% 7/15/18		5,000	5,225
	RSC Equipment Rental
	9.50% 12/1/14		15,000	14,550
	Select Medical 7.625% 2/1/15		25,000	23,531
	Tenet Healthcare
	7.375% 2/1/13		20,000	19,900
•	US Oncology Holdings PIK
	6.428% 3/15/12		20,772	18,176
				256,919
Technology & Electronics – 0.28%
	Avago Technologies Finance
	10.125% 12/1/13		5,000	5,288
	First Data 9.875% 9/24/15		60,000	55,724
	Freescale Semiconductor
	8.875% 12/15/14		60,000	46,200
	SunGard Data Systems
	10.25% 8/15/15		14,000	14,350
#	Unisys 144A 12.75% 10/15/14		10,000	10,650
	Xerox 8.25% 5/15/14		15,000	17,067
				149,279
Telecommunications – 1.04%
	America Movil
	5.625% 11/15/17		13,000	13,505
	AT&T 6.30% 1/15/38		10,000	10,512
	AT&T Wireless 8.125% 5/1/12		32,000	36,534
	Cincinnati Bell
	7.00% 2/15/15		15,000	14,625
	8.25% 10/15/17		15,000	14,784
	Citizens Communications
	7.125% 3/15/19		10,000	9,475
	Cricket Communications
	9.375% 11/1/14		25,000	25,500
	#144A 7.75% 5/15/16		5,000	5,100
	Crown Castle International
	9.00% 1/15/15		15,000	15,788
#	DigitalGlobe 144A
	10.50% 5/1/14		5,000	5,325
#	Global Crossing 144A
	12.00% 9/15/15		20,000	21,100
	Hughes Network Systems
	9.50% 4/15/14		15,000	15,150
	Inmarsat Finance
	10.375% 11/15/12		10,000	10,400
#	Intelsat Bermuda 144A
	11.25% 2/4/17		35,000	34,913
	Intelsat Jackson Holdings
	11.25% 6/15/16		30,000	32,250
	Intelsat Subsidiary Holding
	8.875% 1/15/15		10,000	10,225
	Level 3 Financing
	9.25% 11/1/14		10,000	8,863
	12.25% 3/15/13		10,000	10,150
	Lucent Technologies
	6.45% 3/15/29		10,000	7,663

(continues)     35

Statements of net assets

Delaware Aggressive Allocation Portfolio

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
MetroPCS Wireless
9.25% 11/1/14	USD	20,000	$20,550
# NII Capital 144A
10.00% 8/15/16		15,000	15,675
# PAETEC Holding 144A
8.875% 6/30/17		5,000	5,000
# Qwest 144A 8.375% 5/1/16		10,000	10,400
Sprint Capital 8.75% 3/15/32		40,000	37,999
Sprint Nextel 6.00% 12/1/16		20,000	17,950
Telecom Italia Capital
4.00% 1/15/10		2,000	2,014
5.25% 10/1/15		57,000	59,085
7.175% 6/18/19		15,000	16,767
Telesat Canada
11.00% 11/1/15		15,000	16,050
12.50% 11/1/17		5,000	5,350
Vodafone Group
5.00% 12/16/13		7,000	7,472
5.00% 9/15/15		15,000	15,872
5.375% 1/30/15		12,000	12,875
Windstream 8.125% 8/1/13		10,000	10,325
			555,246
Transportation – 0.12%
CSX
5.75% 3/15/13		5,000	5,336
6.25% 3/15/18		37,000	40,192
Delta Air Lines 7.92% 11/18/10		5,000	4,850
Kansas City Southern Railway
13.00% 12/15/13		10,000	11,550
			61,928
Utilities – 0.60%
AES
8.00% 10/15/17		15,000	15,169
8.00% 6/1/20		40,000	39,900
# Calpine Construction Finance
144A 8.00% 6/1/16		20,000	20,600
Duke Energy 5.05% 9/15/19		10,000	10,129
Edison Mission Energy
7.00% 5/15/17		15,000	12,600
7.20% 5/15/19		5,000	4,075
7.50% 6/15/13		5,000	4,713
Energy Future Holdings
10.875% 11/1/17		10,000	7,600
Illinois Power 9.75% 11/15/18		45,000	56,583
Indiana Michigan Power
7.00% 3/15/19		15,000	17,317
IPALCO Enterprises
8.625% 11/14/11		3,000	3,090
Mirant North America
7.375% 12/31/13		5,000	5,000
NRG Energy
7.25% 2/1/14		5,000	4,925
7.375% 2/1/16		40,000	38,800
Orion Power Holdings
12.00% 5/1/10		5,000	5,200
Pennsylvania Electric
5.20% 4/1/20		25,000	24,972
PPL Electric Utilities
7.125% 11/30/13		17,000	19,542
• Puget Sound Energy
6.974% 6/1/67		15,000	12,083
Texas Competitive Electric
Holdings 10.25% 11/1/15		25,000	18,125
			320,423
Total Corporate Bonds (cost $6,180,881)			6,834,934

Foreign Agencies – 0.12%Δ
Cayman Islands – 0.03%
Petrobras International Finance
7.875% 3/15/19		17,000	19,699
			19,699
Germany – 0.09%
KFW
4.875% 6/17/19		25,000	27,239
6.00% 2/14/12	RUB	630,000	19,388
			46,627
Total Foreign Agencies (cost $58,588)			66,326

Municipal Bonds – 0.13%
California State 7.55% 4/1/39	USD	50,000	55,995
Puerto Rico Sales Tax Financing
Revenue First Subordinate
Series A 5.00% 8/1/39		15,000	15,638
Total Municipal Bonds (cost $66,125)			71,633

Non-Agency Asset-Backed Securities – 0.41%
Capital Auto Receivables Asset
Trust Series 2007-3 A3A
5.02% 9/15/11		22,375	22,796
Caterpillar Financial Asset Trust
Series 2008-A A3
4.94% 4/25/14		40,000	40,434
Chase Issuance Trust
Series 2005-A7 A7
4.55% 3/15/13		15,000	15,663
Series 2005-A10 A10
4.65% 12/17/12		15,000	15,592
CNH Equipment Trust
•Series 2007-A A4
0.283% 9/17/12		8,590	8,524
•Series 2007-B A3B
0.843% 10/17/11		12,474	12,475
Series 2008-A A4A
4.93% 8/15/14		40,000	41,481
Daimler Chrysler Auto Trust
Series 2008-B A3A
4.71% 9/10/12		20,000	20,644

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	John Deere Owner Trust Series
	2008-A A3 4.18% 6/15/12	USD	40,000	$40,580
Total Non-Agency Asset-Backed Securities
	(cost $208,952)			218,189

Non-Agency Collateralized Mortgage Obligations – 0.79%
	Bank of America Alternative
	Loan Trust
	Series 2004-2 1A1
	6.00% 3/25/34		2,376	2,293
	Series 2004-10 1CB1
	6.00% 11/25/34		2,671	2,150
	Series 2005-3 2A1
	5.50% 4/25/20		2,530	2,258
	Series 2005-6 7A1
	5.50% 7/25/20		2,556	2,345
	Series 2005-9 5A1
	5.50% 10/25/20		54,386	49,900
	Bank of America Funding
	Securities Series 2005-8 1A1
	5.50% 1/25/36		10,969	10,047
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21		21,436	20,525
	•Series 2007-AR8 1A3A
	5.818% 8/25/37		82,728	45,533
w	Countrywide Home
	Loan Mortgage Pass
	Through Trust
	Series 2005-23 A1
	5.50% 11/25/35		21,867	20,029
	@Series 2006-17 A5
	6.00% 12/25/36		10,544	9,176
•	First Horizon Asset Securities
	Series 2007-AR3 2A2
	6.298% 11/25/37		18,288	11,974
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		34,374	31,890
•	MLCC Mortgage Investors
	Series 2004-HB1 A1
	0.606% 4/25/29		78,593	47,608
•	Structured ARM Loan Trust
	Series 2004-3AC A2
	3.257% 3/25/34		16,245	14,499
w	Washington Mutual Mortgage
	Pass Through Certificates
	Series 2004-CB3 4A
	6.00% 10/25/19		10,127	9,266
	•Series 2006-AR10 1A1
	5.922% 9/25/36		29,307	21,880
	•Series 2007-HY1 1A1
	5.678% 2/25/37		18,264	11,656
	Wells Fargo Mortgage Backed
	Securities Trust
	Series 2006-1 A3
	5.00% 3/25/21		2,646	2,430
	Series 2006-2 3A1
	5.75% 3/25/36		16,697	14,610
	•Series 2006-AR5 2A1
	5.536% 4/25/36		14,682	11,549
	•Series 2006-AR6 7A1
	5.112% 3/25/36		71,441	64,159
	•Series 2006-AR10 5A1
	5.592% 7/25/36		15,668	11,756
Total Non-Agency Collateralized Mortgage
	Obligations (cost $356,751)			417,533

Regional Authorities – 0.07%Δ
Canada – 0.07%
	Province of Ontario Canada
	4.00% 10/7/19		20,000	20,026
	4.40% 6/2/19	CAD	17,000	16,489
Total Regional Authorities
	(cost $36,181)			36,515

«Senior Secured Loans – 0.19%
	Dana Holdings Term Tranche
	Loan B 9.00% 1/30/15	USD	20,000	17,945
	Energy Futures Holdings Term
	Tranche Loan B2
	3.754% 10/10/14		25,934	20,718
	Ford Motor Term Tranche Loan B
	3.25% 12/15/13		39,713	35,394
	Nuveen Investments 2nd Lien
	Term Tranche Loan
	12.50% 7/31/15		25,000	25,083
Total Senior Secured Loans
	(cost $89,694)			99,140

Sovereign Debt – 0.24%Δ
Indonesia – 0.07%
	Indonesia Treasury Bond
	10.75% 5/15/16	IDR	351,000,000	39,078
				39,078
Mexico – 0.15%
	Mexican Bonos
	7.25% 12/15/16	MXN	91,000	6,573
	10.00% 11/20/36	MXN	842,800	70,979
	United Mexican States
	5.95% 3/19/19	USD	2,000	2,110
				79,662
Russia – 0.01%
	Russian Eurobond
	7.50% 3/31/30	USD	5,760	6,311
				6,311

(continues)     37

Statements of net assets

Delaware Aggressive Allocation Portfolio

	Principal		Value
	Amount°		(U.S. $)
Sovereign Debt (continued)
Turkey – 0.01%
Republic of Turkey
7.375% 2/5/25	USD	6,000	$6,548
			6,548
Total Sovereign Debt (cost $128,271)			131,599

Supranational Banks – 0.51%
European Investment Bank
3.125% 6/4/14		5,000	5,122
6.00% 8/14/13	AUD	179,000	159,749
6.25% 4/15/14	GBP	11,000	20,047
^10.902% 3/30/16	TRY	40,000	13,716
11.25% 2/14/13	BRL	90,000	52,398
International Bank for
Reconstruction &
Development
10.00% 4/5/12	RUB	600,000	20,016
Total Supranational Banks (cost $247,526)			271,048

U.S. Treasury Obligations – 1.34%
¥ U.S. Treasury Bond
4.25% 5/15/39	USD	65,000	67,265
US Treasury Notes
2.375% 9/30/14		160,000	160,463
3.625% 8/15/19		470,000	482,558
Total U.S. Treasury Obligations (cost $693,418)			710,286

	Number of
	Shares
Preferred Stock – 0.16%
† Braskem Class A		2,092	13,226
PNC Financial Services
Group 8.25%		5,000	4,767
@ Transneft 0.82%		78	64,740
Total Preferred Stock (cost $53,343)			82,733

	Principal
	Amount°
≠Discount Notes – 2.22%
Fannie Mae 0.04% 10/14/09	USD	690,994	690,983
Federal Home Loan Bank
0.001% 10/1/09		276,009	276,009
0.01% 10/9/09		63,734	63,734
0.03% 10/28/09		21,319	21,319
0.04% 10/30/09		127,466	127,467
Total Discount Notes (cost $1,179,511)			1,179,512

Total Value of Securities – 99.87%
(cost $50,073,784)			53,114,350
Receivables and Other Assets
Net of Liabilities – 0.13%			70,964
Net Assets Applicable to 6,151,710
Shares Outstanding – 100.00%			$53,185,314

Net Asset Value – Delaware Aggressive Allocation
Portfolio Class A ($30,084,790 / 3,470,390 Shares)	$8.67
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class B ($3,797,146 / 447,771 Shares)	$8.48
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class C ($5,077,924 / 598,188 Shares)	$8.49
Net Asset Value – Delaware Aggressive Allocation
Portfolio Class R ($1,934,389 / 224,551 Shares)	$8.61
Net Asset Value – Delaware Aggressive Allocation
Portfolio Institutional Class
($12,291,065 / 1,410,810 Shares)	$8.71

Components of Net Assets at September 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)	$52,032,919
Undistributed net investment income	1,099,699
Accumulated net realized loss on investments	(2,991,575)
Net unrealized appreciation of investments
and foreign currencies	3,044,271
Total net assets	$53,185,314

° Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
COP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Wan
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
TRY — Turkish Lira
USD — United States Dollar

†	Non income producing security.

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2009.

¥	Fully or partially pledged as collateral for financial futures contracts.

Φ	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2009.

w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $1,686,443, which represented 3.17% of the Portfolio’s net assets. See Note 11 in “Notes to financial statements.”

@	Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $434,801, which represented 0.82% of the Portfolio’s net assets. See Note 11 in “Notes to financial statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $263, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

§	Developed Markets — countries that are thought to be most developed and therefore less risky than emerging markets.

×	Emerging Markets — developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR — American Depositary Receipts
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GDR — Global Depositary Receipts
NVDR — Non Voting Depositary Receipts
PIK — Paid-in-kind
S.F. — Single Family
TBA — To be announced
yr — year

Net Asset Value and Offering Price Per Share –
Delaware Aggressive Allocation Portfolio
Net asset value Class A (A)	$8.67
Sales charge (5.75% of offering price) (B)	0.53
Offering price	$9.20

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

1 The following foreign currency exchange contracts, financial futures contracts, options contracts and swap contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(21,178)	USD	18,652	10/30/09	$11
BRL	219,886	USD	(120,684)	10/30/09	2,861
CAD	16,000	USD	(14,713)	10/1/09	230
CAD	15,426	USD	(14,378)	10/30/09	30
CAD	67,795	USD	(63,279)	10/30/09	40
COP	130,780,005	USD	(67,902)	10/30/09	11
EUR	15,007	USD	(22,000)	10/30/09	(42)
IDR	383,534,000	USD	(39,601)	11/30/09	(323)
ILS	103,005	USD	(27,000)	11/20/09	346
GBP	360	USD	(570)	10/30/09	6
KRW	133,105,899	USD	(111,550)	10/30/09	1,544
NOK	843,089	USD	(144,206)	10/30/09	1,621
NZD	(4,428)	USD	3,187	10/30/09	(4)
NZD	67,428	USD	(48,595)	10/30/09	(4)
PLN	(5,739)	USD	1,379	10/30/09	(615)
PLN	199,989	USD	(70,918)	10/30/09	(1,419)
SEK	128,925	USD	(18,908)	10/30/09	(411)
SEK	642,575	USD	(94,383)	10/30/09	(2,192)
TRY	116,647	USD	(77,931)	12/1/09	(192)
					$1,498

Financial Futures Contracts

Contracts	Notional	Notional	Expiration	Unrealized
to Sell	Proceeds	Value	Date	Depreciation
(2) U.S. Treasury
10 yr Notes	$(234,807)	$(236,656)	12/21/09	$(1,849)

Options Contracts

	Number of	Notional	Exercise	Expiration	Unrealized
Description	Contracts	Value	Price	Date	Depreciation
Long Put Options
U.S. Treasury
10 yr Notes	3	$984	$116.50	10/23/09	$(1,241)

Swap Contracts
CDS Contracts

		Annual
Swap Counterparty &	Notional	Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Appreciation
Protection Sold:
Citigroup Global
Markets MetLife
5 yr CDS	$10,000	5.00%	9/20/14	$319

The use of foreign currency exchange contracts, financial futures contracts, and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1 See Note 9 in “Notes to financial statements.”

See accompanying notes

(continues)     39

Statements of net assets

Delaware Moderate Allocation Portfolio

September 30, 2009

		Number of	Value
		Shares	(U.S. $)
Common Stock – 48.37%
U.S. Markets – 28.71%
Consumer Discretionary – 2.79%
†	Aeropostale	3,320	$144,320
†	AFC Enterprises	5,185	43,658
	American Eagle Outfitters	8,670	146,176
†	Bally Technologies	2,320	89,018
†	Buffalo Wild Wings	2,055	85,509
	Burger King Holdings	8,370	147,228
†	Carmike Cinemas	900	9,099
†	CEC Entertainment	1,700	43,962
†	Century Communications	25,000	0
†	Citi Trends	2,765	78,720
	CKE Restaurants	9,555	100,232
	DeVry	2,540	140,513
†	DIRECTV Group	600	16,548
	Gap	31,100	665,540
†	G-III Apparel Group	4,045	57,237
	Guess	4,100	151,864
†	Gymboree	2,175	105,227
†	Hibbett Sports	3,120	56,878
†	Iconix Brand Group	4,560	56,863
†	Jack in the Box	4,735	97,020
	Jarden	8,360	234,665
†	Jo-Ann Stores	2,290	61,441
†	Lincoln Educational Services	4,090	93,579
	Mattel	33,700	622,102
	McDonald’s	4,950	282,497
†	Mobile Mini	1,580	27,429
	National CineMedia	4,100	69,577
	NIKE Class B	10,400	672,880
†	Papa John’s International	2,425	59,582
	Phillips-Van Heusen	2,020	86,436
†	Shuffle Master	4,755	44,792
	Staples	30,400	705,887
	Tanger Factory Outlet Centers	2,255	84,202
	Time Warner Cable	5,440	234,410
†	Tractor Supply	1,885	91,272
†	Ulta Salon Cosmetics & Fragrance	5,215	86,100
†	Urban Outfitters	7,240	218,431
†	Viacom Class B	4,500	126,180
	Wal-Mart Stores	7,400	363,266
	Weight Watchers International	14,000	384,160
†	WMS Industries	4,960	221,018
			7,005,518
Consumer Staples – 2.92%
	Archer-Daniels-Midland	32,200	940,883
	Bunge	5,700	356,877
	Casey’s General Stores	3,500	109,830
†	Chattem	1,685	111,901
	Coca-Cola	1,410	75,717
	Colgate-Palmolive	2,630	200,616
	CVS Caremark	23,690	846,681
	Heinz (H.J.)	15,000	596,250
	Kimberly-Clark	10,400	613,392
	Kraft Foods Class A	21,200	556,924
	Lance	1,405	36,277
	PepsiCo	6,210	364,279
	Procter & Gamble	18,050	1,045,455
	Safeway	34,500	680,340
†	Susser Holdings	3,900	49,023
	Walgreen	20,300	760,641
			7,345,086
Energy – 2.63%
	Anadarko Petroleum	1,820	114,169
	Arch Coal	3,380	74,799
	Berry Petroleum Class A	3,205	85,830
†	Bristow Group	1,905	56,559
†	Carrizo Oil & Gas	5,165	126,491
	Chesapeake Energy	4,330	122,972
	Chevron	12,430	875,445
	ConocoPhillips	24,425	1,103,032
	Devon Energy	2,390	160,919
	EOG Resources	11,490	959,529
	EQT	2,810	119,706
	Exxon Mobil	11,280	773,921
†	Key Energy Services	7,040	61,248
	Lufkin Industries	1,635	86,949
	Marathon Oil	19,500	622,050
†	National Oilwell Varco	8,270	356,685
	Noble	2,880	109,325
	Occidental Petroleum	3,420	268,128
	Penn Virginia	3,890	89,120
†	Rosetta Resources	3,990	58,613
	Schlumberger	5,050	300,980
†	Willbros Group	5,395	82,166
			6,608,636
Financials – 3.36%
	AFLAC	5,060	216,264
	Alexandria Real Estate Equities	850	46,198
	Allstate	22,200	679,764
	AmTrust Financial Services	4,265	48,664
	Apollo Investment	7,420	70,861
	Bank of America	5,900	99,828
	Bank of New York Mellon	48,660	1,410,652
	Berkley (W.R.)	4,470	113,002
	Blackstone Group	2,000	28,400
	Capital One Financial	4,130	147,565
	City Holding	2,390	71,246
	CME Group	2,100	647,199
	Dime Community Bancshares	7,820	89,383
	EastGroup Properties	2,070	79,115
	Entertainment Properties Trust	1,775	60,599
	First Mercury Financial	4,115	54,812
	First Niagara Financial Group	4,680	57,704
	Flushing Financial	4,240	48,336
	Goldman Sachs Group	2,160	398,196
	Hanover Insurance Group	2,230	92,166
	Harleysville Group	2,365	74,852

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Home Properties	2,575	$110,957
	Host Hotels & Resorts	9,870	116,170
	Independent Bank	3,165	70,041
†	IntercontinentalExchange	7,000	680,330
	JPMorgan Chase	9,430	413,223
†	Nasdaq OMX Group	6,900	145,245
	optionsXpress Holdings	5,165	89,251
†	ProAssurance	2,020	105,424
	Prosperity Bancshares	2,555	88,888
	Protective Life	1,936	41,469
	Provident Financial Services	6,140	63,181
	Prudential Financial	3,330	166,200
†	RiskMetrics Group	3,840	56,141
	RLI	1,590	83,920
	Simon Property Group	9	658
	Smithtown Bancorp	2,425	27,985
	Sovran Self Storage	2,540	77,292
	TCF Financial	9,710	126,618
†	Texas Capital Bancshares	3,695	62,224
	Travelers	15,810	778,326
	Trustmark	3,855	73,438
	Univest Corporation of Pennsylvania	1,770	38,356
	Washington Federal	4,475	75,449
	Webster Financial	3,630	45,266
	Wells Fargo	12,740	359,013
			8,429,871
Health Care – 4.41%
	Abbott Laboratories	6,580	325,513
†	Align Technology	4,355	61,928
†	Alkermes	8,065	74,117
	Allergan	16,500	936,539
†	Alliance HealthCare Services	5,825	32,970
†	Amgen	4,160	250,557
†	AMN Healthcare Services	6,685	63,574
	Bristol-Myers Squibb	26,300	592,276
	Cardinal Health	23,000	616,400
†	Catalyst Health Solutions	3,455	100,713
†	Celera	9,415	58,655
†	Celgene	2,010	112,359
†	Conmed	4,280	82,048
†	CryoLife	7,330	58,420
†	Express Scripts	3,410	264,548
†	Gen-Probe	3,750	155,400
†	Gilead Sciences	18,550	864,059
	Johnson & Johnson	17,260	1,050,960
†	Medco Health Solutions	13,600	752,216
	Merck	26,070	824,594
†	Merit Medical Systems	3,490	60,482
†	Odyssey HealthCare	4,165	52,063
†	ONYX Pharmaceuticals	3,310	99,201
†	OSI Pharmaceuticals	2,385	84,191
	Pfizer	35,000	579,250
†	PharMerica	2,670	49,582
†	Psychiatric Solutions	4,035	107,977
	Quest Diagnostics	10,900	568,871
†	Quidel	3,330	54,046
†	Regeneron Pharmaceuticals	3,980	76,814
†	Res-Care	4,165	59,185
†	SonoSite	2,495	66,018
†	Sun Healthcare Group	7,965	68,818
†	Talecris Biotherapeutics Holdings	300	5,700
†	Thermo Fisher Scientific	4,210	183,851
†	United Therapeutics	1,380	67,606
	UnitedHealth Group	23,330	584,183
†	Vertex Pharmaceuticals	2,750	104,225
	West Pharmaceutical Services	2,245	91,169
	Wyeth	17,330	841,891
			11,082,969
Industrials – 2.67%
	AAON	2,930	58,834
	Acuity Brands	2,055	66,192
	Administaff	3,010	79,073
	American Ecology	3,100	57,970
	Applied Industrial Technologies	3,455	73,108
	Barnes Group	4,065	69,471
†	Chart Industries	5,490	118,529
†	Columbus McKinnon	4,705	71,281
†	CRA International	2,020	55,126
	Deere	2,400	103,008
†	DynCorp International Class A	5,165	92,970
†	ESCO Technologies	1,165	45,901
†	Esterline Technologies	1,895	74,303
	Expeditors International Washington	17,700	622,155
	Fluor	3,070	156,110
†	FTI Consulting	2,020	86,072
	General Electric	21,320	350,074
	Goodrich	4,170	226,598
†	GrafTech International	7,330	107,751
	Granite Construction	2,675	82,765
	Healthcare Services Group	4,280	78,581
	Honeywell International	5,460	202,839
†	Hub Group Class A	3,790	86,602
†	Kadant	3,455	41,909
†	Kforce	8,040	96,641
	Koppers Holdings	2,435	72,198
	Lockheed Martin	2,730	213,158
	McGrath RentCorp	3,520	74,870
†	Metalico	9,865	41,137
	Norfolk Southern	4,690	202,186
	Northrop Grumman	11,400	589,950
	Republic Services	3,760	99,903
	Rockwell Collins	2,510	127,508
	Roper Industries	2,370	120,823
†	Tetra Tech	2,715	72,029

(continues)     41

Statements of net assets

Delaware Moderate Allocation Portfolio

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
†	Titan Machinery	3,640	$45,573
	Triumph Group	2,335	112,057
†	Tutor Perini	3,235	68,906
	United Parcel Service Class B	10,300	581,641
†	United Stationers	2,375	113,074
	United Technologies	5,180	315,617
†	URS	2,580	112,617
	Waste Management	21,400	638,148
			6,705,258
Information Technology – 6.85%
†	Adobe Systems	16,300	538,552
	American Software Class A	5,945	38,821
†	Anixter International	2,915	116,921
†	Apple	8,770	1,625,694
†	Applied Micro Circuits	6,640	66,334
†	Atheros Communications	3,015	79,988
†	Blackboard	1,780	67,248
†	Cisco Systems	17,910	421,601
†	Digital River	2,225	89,712
†	EMC	15,770	268,721
†	Emdeon Class A	415	6,723
†	FARO Technologies	4,315	74,132
†	Google Class A	2,780	1,378,463
	Hewlett-Packard	8,320	392,787
	iGate	9,785	83,955
	infoGROUP	11,665	81,772
†	Informatica	4,315	97,433
	Intel	53,770	1,052,279
	International Business Machines	7,090	848,035
†	Intuit	26,400	752,400
†	IPG Photonics	3,150	47,880
	IXYS	6,745	57,400
†	j2 Global Communications	3,055	70,296
†	JDA Software Group	3,480	76,351
†	Lawson Software	12,300	76,752
	MasterCard Class A	3,500	707,525
†	McAfee	4,450	194,866
	Microsoft	24,070	623,172
	Motorola	72,100	619,339
†	NetAPP	6,020	160,614
†	NETGEAR	3,795	69,638
	NIC	5,375	47,784
†	Nuance Communications	7,190	107,562
†	ON Semiconductor	10,020	82,665
†	priceline.com	1,800	298,476
†	Progress Software	3,980	90,147
	QUALCOMM	29,090	1,308,468
	Quality Systems	1,685	103,745
†	Radiant Systems	5,515	59,231
†	Rofin-Sinar Technologies	2,140	49,134
†	Sapient	10,580	85,063
†	SAVVIS	5,045	79,812
†	Semtech	3,750	63,788
†	SolarWinds	2,435	53,643
†	Symantec	37,170	612,190
†	Synaptics	2,930	73,836
†	Tekelec	6,100	100,223
†	TeleTech Holdings	4,450	75,917
†	Teradata	24,200	665,984
	United Online	10,190	81,928
†	ValueClick	7,645	100,838
†	VeriSign	28,300	670,427
†	ViaSat	3,795	100,871
	Visa Class A	13,000	898,430
†	Vocus	3,825	79,904
	Xerox	70,200	543,348
			17,218,818
Materials – 1.14%
	Alcoa	11,670	153,110
	Compass Minerals International	395	24,340
	Dow Chemical	9,410	245,319
	duPont (E.I.) deNemours	20,100	646,014
	Freeport-McMoRan Copper & Gold	2,550	174,956
	Lubrizol	2,850	203,661
	Olin	3,455	60,255
†	Owens-Illinois	5,300	195,570
=∏†	PT Holdings	35	0
	Praxair	6,800	555,492
	Rock-Tenn Class A	2,430	114,477
†	Rockwood Holdings	4,880	100,382
	Schulman (A.)	4,060	80,916
	Silgan Holdings	1,985	104,669
	United States Steel	4,750	210,758
			2,869,919
Telecommunications – 1.11%
	Alaska Communications
	Systems Group	8,665	80,151
†	Arris Group	2,365	30,769
	AT&T	25,550	690,106
†	Crown Castle International	26,400	827,904
†	GeoEye	600	16,080
†	Knology	7,690	74,978
†	Leap Wireless International	650	12,708
†	MetroPCS Communications	8,640	80,870
	NTELOS Holdings	4,145	73,201
	Verizon Communications	29,440	891,148
			2,777,915
Utilities – 0.83%
	Cleco	4,020	100,822
	Edison International	18,000	604,440
	Exelon	3,290	163,250
	FirstEnergy	2,570	117,500
	Otter Tail	2,280	54,560
	Piedmont Natural Gas	3,185	76,249
	Progress Energy	13,800	539,028

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Utilities (continued)
Sempra Energy	3,340	$166,365
UIL Holdings	2,530	66,767
UNITIL	2,360	52,982
Wisconsin Energy	3,290	148,609
		2,090,572
Total U.S. Markets (cost $62,339,711)		72,134,562

§Developed Markets – 13.46%
Consumer Discretionary – 2.78%
Autoliv	19,100	641,760
Bayerische Motoren Werke	15,418	742,436
Don Quijote	29,700	704,662
Esprit Holdings	95,716	642,223
PPR	5,426	695,405
Publicis Groupe	14,121	566,341
Round One	52,658	446,369
Techtronic Industries	722,500	599,442
Toyota Motor	13,889	552,311
Vivendi	23,709	733,540
WPP Group	38,884	333,663
Yue Yuen Industrial Holdings	118,500	328,742
		6,986,894
Consumer Staples – 1.11%
Coca-Cola Amatil	81,443	704,919
First Pacific	269,978	180,798
@ Greggs	73,216	468,567
Metro	11,548	653,408
Parmalat	280,797	776,119
		2,783,811
Energy – 0.98%
BP	55,801	493,095
CNOOC	473,000	635,956
CNOOC ADR	500	67,715
† Nabors Industries	5,410	113,069
Tenaris ADR	2,650	94,393
Total	8,246	489,922
† Transocean	6,602	564,669
		2,458,819
Financials – 1.59%
Aspen Insurance Holdings	6,940	183,702
AXA	25,089	679,139
Banco Santander	43,815	705,211
Everest Re Group	1,480	129,796
Franshion Properties China	334,000	94,813
Link REIT	16,500	36,321
Max Capital Group	4,845	103,538
Mitsubishi UFJ Financial Group	141,973	762,250
Nordea Bank	62,662	630,979
Standard Chartered	26,852	662,073
		3,987,822
Health Care – 1.28%
Astellas Pharma	16,100	661,754
AstraZeneca	6,289	281,838
† Eurand	6,465	97,880
Novartis	15,458	773,385
Novo Nordisk ADR	9,500	598,025
Novo Nordisk Class B	7,585	474,897
Sanofi-Aventis	4,534	332,703
		3,220,482
Industrials – 2.41%
Asahi Glass	70,000	565,302
Cie de Saint-Gobain	14,931	774,477
Deutsche Post	38,198	716,527
Finmeccanica	38,815	686,073
† Flextronics International	1,100	8,206
IESI-BFC	4,545	58,721
Koninklijke Philips Electronics	29,298	713,337
Singapore Airlines	49,083	480,150
Teleperformance	23,599	791,946
Tomkins	211,081	636,479
Vallourec	3,677	623,026
		6,054,244
Information Technology – 0.84%
Accenture Class A	3,520	131,190
† CGI Group Class A	113,417	1,328,285
Nokia	45,325	666,511
		2,125,986
Materials – 1.13%
† Agrium	12,900	642,291
Alumina ADR	12,675	80,486
† Anglo American	4,712	150,026
@ Griffin Mining	6,400	3,682
Lafarge	9,443	844,908
Linde	6,510	707,073
Syngenta ADR	9,100	418,145
		2,846,611
Telecommunications – 1.08%
China Mobile ADR	12,325	605,281
China Unicom Hong Kong	22,000	31,169
China Unicom Hong Kong ADR	32,643	464,836
France Telecom	12,342	328,761
Philippine Long Distance
Telephone ADR	200	10,280
Telstra	104,295	300,904
TELUS	10,021	323,255
Vodafone Group	291,823	653,779
		2,718,265
Utilities – 0.26%
† Metro Pacific Investments	468,000	32,445
National Grid	64,520	622,208
		654,653
Total Developed Markets
(cost $26,799,605)		33,837,587

(continues)    43

Statements of net assets

Delaware Moderate Allocation Portfolio

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets – 6.20%
Consumer Discretionary – 0.25%
†	Focus Media Holding ADR	22,850	$252,264
†#	Grupo Clarin Class B GDR 144A	700	2,586
	Grupo Televisa ADR	15,500	288,145
	JD Group	2,499	14,839
@	Oriental Holdings	7,100	11,283
	Sun International	1,059	12,379
	Turk Sise ve Cam Fabrikalari	13,455	14,324
	Wal-Mart de Mexico Series V	9,488	32,899
			628,719
Consumer Staples – 0.41%
†	Brazil Foods ADR	1,400	74,550
†	Cosan Class A	24,625	194,538
@	Cresud ADR	15,450	199,151
	Fomento Economico
	Mexicano ADR	4,425	168,371
	Gudang Garam	26,000	40,166
	Lotte Confectionery	244	256,755
	President Chain Store	11,360	27,978
	Tongaat Hulett	1,136	14,217
†	Wimm-Bill-Dann Foods ADR	525	37,543
			1,013,269
Energy – 0.94%
	China Petroleum & Chemical ADR	2,400	204,360
	China Shenhua Energy	8,000	34,942
	Gazprom ADR	12,765	302,913
	KazMunaiGas Exploration
	Production GDR	3,450	71,070
	LUKOIL ADR	611	33,116
	LUKOIL ADR
	(London International Exchange)	200	10,970
@	Oil & Gas Development GDR	300	3,874
	PetroChina	14,000	15,825
	PetroChina ADR	1,400	159,250
	Petroleo Brasileiro SA ADR	2,900	133,110
	Petroleo Brasileiro SP ADR	19,200	754,752
	Polski Koncern Naftowy Orlen	12,763	132,267
@	PTT Exploration & Production	8,319	35,980
†#	Reliance Industries GDR 144A	979	90,058
	Roseneft Oil GDR	4,323	33,417
	Sasol	873	32,823
	Sasol ADR	700	26,684
	SK Energy	1,404	150,365
	SK Holdings	139	13,292
	Surgutneftegaz ADR	6,017	51,506
	Tambang Batubara Bukit Asam	49,991	73,082
			2,363,656
Financials – 1.29%
†	Alarko Gayrimenkul Yatirim Ortakligi	194	1,843
	Banco Bradesco ADR	16,325	324,704
	Bangkok Bank	36,000	132,535
†	Bank Hapoalim	15,080	53,628
	Bank Leumi Le-Israel	14,688	56,327
	Credicorp	1,050	81,648
†	Grupo Financiero Galicia ADR	180,000	847,800
	Hong Leong Bank	14,000	26,576
†@	Indiabulls Real Estate GDR	200	1,138
†@	IRSA Inversiones y
	Representaciones GDR	11,575	96,073
	Itau Unibanco Holding ADR	13,750	277,063
†	KB Financial Group ADR	11,989	617,095
	KLCC Property Holdings	11,200	10,744
	Sberbank	240,174	477,946
	Standard Bank Group	6,860	88,730
	Turkiye Is Bankasi Class C	33,232	129,869
†	UEM Land Holdings	20,749	9,352
			3,233,071
Health Care – 0.12%
	Teva Pharmaceutical
	Industries ADR	6,075	307,152
			307,152
Industrials – 0.18%
	Alarko Holding	32,068	88,156
	CJ	1,110	52,457
†	Empresas	42,999	101,309
	Evergreen Marine	54,000	31,224
†	Gol Linhas Aereas
	Inteligentes ADR	3,850	39,540
	Hyundai Elevator	141	7,119
@†	Metallurgical	61,000	41,401
	Siam Cement NVDR	6,400	42,526
	Sinotrans	16,000	3,778
	Walsin Lihwa	83,000	28,665
	Yazicilar Holding Class A	2,877	17,446
			453,621
Information Technology – 0.33%
	Infosys Technologies ADR	1,925	93,343
†	LDK Solar ADR	1,175	10,129
	LG Display ADR	700	10,031
	Samsung Electronics	537	371,997
†	Shanda Games ADR	9,000	105,300
†	Shanda Interactive
	Entertainment ADR	500	25,600
†	Sina	3,350	127,166
†	SK Communications	593	4,451
	Taiwan Semiconductor
	Manufacturing	14,070	28,364
	United Microelectronics	46,000	22,644
†	United Microelectronics ADR	8,600	32,680
			831,705
Materials – 0.86%
	Aluminum Corporation of
	China ADR	1,400	38,346
	ArcelorMittal South Africa	8,074	128,995
	Braskem ADR	19,875	250,226
†	Cemex ADR	35,204	454,836

	Number of		Value
	Shares		(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Materials (continued)
Cia de Minas Buenaventura ADR		2,750	$96,828
Cia Siderurgica Nacional ADR		2,525	77,265
Formosa Chemicals & Fibre		15,450	29,842
Gold Fields ADR		6,675	91,982
Impala Platinum Holdings		1,398	32,572
Israel Chemicals		4,873	55,739
MMC Norilsk Nickel ADR		5,636	69,886
POSCO ADR		1,425	148,115
† Real Gold Mining		39,000	44,435
† Usinas Siderurgicas de
Minas Gerais		3,000	77,051
Vale ADR		22,825	527,942
† Votorantim Celulose e Papel ADR		2,548	41,813
			2,165,873
Telecommunications – 1.37%
America Movil ADR		8,900	390,087
† Blue Label Telecoms		5,124	3,984
China Telecom		260,000	122,787
Chunghwa Telecom ADR		48,199	869,517
KT ADR		7,850	136,433
LG Telecom		40,800	295,119
Mobile Telesystems ADR		675	32,582
SK Telecom ADR		33,025	576,286
Telkom		1,704	9,805
Telkom ADR		1,550	35,650
Tim Participacoes ADR		1,475	36,285
Turkcell Iletisim Hizmet		1,500	10,713
Turkcell Iletisim Hizmet ADR		10,650	190,316
† Vodacom Group		99,071	740,625
			3,450,189
Utilities – 0.45%
AES Tiete		10,465	110,170
Centrais Eletricas Brasileiras		19,800	307,917
Cia Energetica de Minas
Gerais ADR		1,375	20,900
Energias do Brasil		7,500	123,282
Huaneng Power
International ADR		9,525	253,746
Korea Electric Power ADR		14,675	223,647
Light		5,100	71,136
Tanjong		3,300	14,302
			1,125,100
Total Emerging Markets
(cost $11,950,142)			15,572,355

Total Common Stock
(cost $101,089,458)			121,544,504

Convertible Preferred Stock – 0.32%
Basic Materials – 0.02%
Freeport-McMoRan
Copper & Gold 6.75%
exercise price $72.91,
expiration date 5/1/10		600	61,500
			61,500
Energy – 0.05%
Whiting Petroleum 6.25%
exercise price $43.42,
expiration date 12/31/49		835	126,060
			126,060
Health Care & Pharmaceuticals – 0.18%
Mylan 6.50%
exercise price $17.08,
expiration date 11/15/10		358	368,829
Schering-Plough 6.00%
exercise price $33.69,
expiration date 8/13/10		300	72,825
			441,654
Telecommunications – 0.07%
Crown Castle International 6.25%
exercise price $36.88,
expiration date 8/15/12		3,000	162,750
			162,750
Total Convertible Preferred Stock
(cost $653,507)			791,964

Exchange-Traded Funds – 8.53%
iShares FTSE/Xinhua China 25 I		11,425	467,740
iShares MSCI EAFE Growth Index		380,500	20,299,674
iShares MSCI Emerging Markets Index		17,225	670,225
Total Exchange-Traded Funds
(cost $18,097,723)			21,437,639

	Principal
	Amount°
Agency Asset-Backed Securities – 0.04%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	69,526	64,428
• Fannie Mae Whole Loan
Series 2002-W11 AV1
0.586% 11/25/32		24,567	24,216
Total Agency Asset-Backed Securities
(cost $93,540)			88,644

Agency Collateralized Mortgage Obligations – 0.67%
• Fannie Mae ACES
Series 2006-M2 A2F
5.259% 5/25/20		130,000	139,511
Fannie Mae Grantor Trust
Series 2001-T8 A2
9.50% 7/25/41		64,000	69,832

(continues)     45

Statements of net assets

Delaware Moderate Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Fannie Mae REMICS
	Series 1996-46 ZA
	7.50% 11/25/26	USD	75,694	$83,032
	Series 2003-122
	4.50% 2/25/28		67,982	70,431
	Freddie Mac REMICS
	Series 1730 Z
	7.00% 5/15/24		61,383	64,617
	Series 2512 PG
	5.50% 10/15/22		180,000	193,259
	Series 2557 WE
	5.00% 1/15/18		220,000	234,299
	Series 2662 MA
	4.50% 10/15/31		118,824	122,372
	Series 2872 GC
	5.00% 11/15/29		200,000	211,157
	Series 3022 MB
	5.00% 12/15/28		165,000	173,065
	Series 3131 MC
	5.50% 4/15/33		145,000	154,934
	Series 3337 PB
	5.50% 7/15/30		170,000	178,190
Total Agency Collateralized Mortgage
	Obligations (cost $1,603,021)			1,694,699

Agency Mortgage-Backed Securities – 2.71%
	Fannie Mae 6.50% 8/1/17		72,120	76,898
	Fannie Mae Relocation 30 yr
	5.00% 1/1/36		63,875	65,594
	Fannie Mae S.F. 15 yr
	5.00% 9/1/18		80,428	85,448
	5.50% 6/1/22		48,361	51,221
	Fannie Mae S.F. 30 yr
	4.50% 6/1/38		108,208	109,763
	5.00% 12/1/36		341,920	354,435
	5.00% 12/1/37		100,339	103,808
	5.00% 2/1/38		75,130	77,723
	6.50% 2/1/36		151,881	163,441
	6.50% 9/1/36		35,086	37,582
	6.50% 11/1/37		337,289	361,072
	6.50% 8/1/38		359,251	384,562
	7.50% 6/1/31		47,283	52,978
	Fannie Mae S.F. 30 yr TBA
	4.50% 10/1/39		2,070,000	2,096,520
	6.50% 10/1/39		1,250,000	1,335,938
•	Freddie Mac ARM
	5.074% 4/1/34		19,831	20,360
	5.677% 7/1/36		98,654	103,900
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14		153,191	157,475
	5.00% 6/1/18		94,606	100,578
	Freddie Mac S.F. 30 yr
	7.00% 11/1/33		57,050	62,737
	Freddie Mac S.F. 30 yr. TBA
	4.00% 10/1/39		1,000,000	988,438
	GNMA I S.F. 30 yr 7.50% 9/15/31		19,380	21,733
Total Agency Mortgage-Backed
	Securities (cost $6,672,425)			6,812,204

Commercial Mortgage-Backed Securities – 2.15%
#	American Tower Trust 144A
	Series 2007-1A AFX
	5.42% 4/15/37		100,000	99,000
	Series 2007-1A D
	5.957% 4/15/37		60,000	57,600
	Bank of America Commercial
	Mortgage Securities
	•Series 2004-3 A5
	5.578% 6/10/39		155,000	156,081
	Series 2004-4 A4
	4.502% 7/10/42		175,000	173,156
	•Series 2005-6 AM
	5.351% 9/10/47		100,000	85,552
	Series 2006-4 A4
	5.634% 7/10/46		135,000	125,148
	•Series 2007-3 A4
	5.837% 6/10/49		100,000	81,913
	•Series 2007-4 AM
	6.002% 2/10/51		130,000	93,321
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2004-PWR4 A3
	5.468% 6/11/41		70,000	69,756
	•Series 2005-1 A5
	5.237% 11/10/42		95,000	96,117
	•Series 2005-PW10 A4
	5.405% 12/11/40		290,000	285,038
	•Series 2005-T20 A4A
	5.298% 10/12/42		175,000	172,865
	•Series 2006-PW12 A4
	5.903% 9/11/38		55,000	53,396
	Series 2007-PW15 A4
	5.331% 2/11/44		155,000	139,527
	•Series 2007-PW16 A4
	5.908% 6/11/40		150,000	137,018
	•Series 2007-T28 A4
	5.742% 9/11/42		235,000	219,910
w	Commercial Mortgage Pass
	Through Certificates
	•#Series 2001-J1A A2 144A
	6.457% 2/16/34		151,078	156,608
	•Series 2005-C6 A5A
	5.116% 6/10/44		185,000	175,975
	Series 2006-C7 A2
	5.69% 6/10/46		140,000	141,507
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.681% 2/15/39		75,000	75,764

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
#	Crown Castle Towers
	Series 2005-1A C 144A
	5.074% 6/15/35	USD	140,000	$140,700
	First Union National Bank-
	Bank of America
	Commercial Mortgage
	Trust Series 2001-C1 C
	6.403% 3/15/33		60,000	58,463
	Goldman Sachs Mortgage
	Securities II
	Series 2004-GG2 A3
	4.602% 8/10/38		99,114	99,002
	•Series 2004-GG2 A5
	5.279% 8/10/38		175,000	170,356
	•Series 2004-GG2 A6
	5.396% 8/10/38		100,000	96,928
	Series 2005-GG4 A4
	4.761% 7/10/39		160,000	145,884
	Series 2005-GG4 A4A
	4.751% 7/10/39		220,000	206,249
	@•#Series 2006-RR3 A1S 144A
	5.761% 7/18/56		145,000	40,600
	•Series 2007-GG10 A4
	5.999% 8/10/45		65,000	53,720
	Greenwich Capital
	Commercial Funding
	Series 2004-GG1 A4
	4.755% 6/10/36		60,000	60,437
	•Series 2004-GG1 A7
	5.317% 6/10/36		70,000	70,831
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3
	5.376% 7/12/37		115,000	118,437
	Series 2003-C1 A2
	4.985% 1/12/37		162,000	166,471
	•Series 2005-LDP5 A4
	5.344% 12/15/44		140,000	137,186
	Series 2006-LDP9 A2
	5.134% 5/15/47		15,000	14,389
	LB-UBS Commercial
	Mortgage Trust
	Series 2001-C2 A1
	6.27% 6/15/20		2,461	2,476
	Series 2002-C1 A4
	6.462% 3/15/31		170,000	180,732
•	Merrill Lynch Mortgage
	Trust Series 2006-C1 ASB
	5.840% 5/12/39		155,000	153,643
•	Morgan Stanley Capital I
	Series 2004-T15 A4
	5.27% 6/11/41		145,000	143,094
	Series 2007-IQ14 A4
	5.692% 4/15/49		175,000	143,134
	Series 2007-T27 A4
	5.803% 6/11/42		155,000	146,271
#	SBA Commercial Mortgage
	Securities Trust
	Series 2006-1A B 144A
	5.451% 11/15/36		195,000	178,425
	Wachovia Bank Commercial
	Mortgage Trust
	•Series 2005-C20 A5
	5.087% 7/15/42		105,000	101,899
	Series 2006-C28 A2
	5.50% 10/15/48		165,000	165,533
Total Commercial Mortgage-Backed
	Securities (cost $5,343,584)			5,390,112

Convertible Bonds – 2.30%
Aerospace & Defense – 0.04%
	L-3 Communications
	Holdings 3.00%
	exercise price $100.14,
	expiration date 8/1/35		100,000	103,000
				103,000
Banking, Finance & Insurance – 0.06%
	National City 4.00%
	exercise price $482.50,
	expiration date 2/1/11		145,000	146,813
				146,813
Basic Materials – 0.12%
	Century Aluminum 1.75%
	exercise price $30.54,
	expiration date 8/1/24		20,000	18,175
	Rayonier TRS Holdings 3.75%
	exercise price $54.82,
	expiration date 10/15/12		165,000	175,313
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13		100,000	108,125
				301,613
Building & Materials – 0.02%
	Beazer Homes USA 4.625%
	exercise price $49.64,
	expiration date 6/15/24		45,000	39,375
				39,375
Electronics & Electrical Equipment – 0.29%
	Flextronics International 1.00%
	exercise price $15.53,
	expiration date 8/1/10		148,000	145,595
	General Cable 1.00%
	exercise price $83.93,
	expiration date 10/15/12		239,000	205,540
#	Intel 144A 3.25%
	exercise price $22.68,
	expiration date 8/1/39		345,000	370,444
				721,579

(continues)    47

Statements of net assets

Delaware Moderate Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
	Convertible Bonds (continued)
	Energy – 0.20%
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38	USD	365,000	$274,663
	Peabody Energy 4.75%
	exercise price $58.44,
	expiration date 12/15/41		89,000	78,765
	Transocean 1.50%
	exercise price $168.61,
	expiration date 12/15/37		160,000	155,200
				508,628
	Health Care & Pharmaceuticals – 0.21%
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		193,000	158,743
	Inverness Medical Innovations 3.00%
	exercise price $43.98,
	expiration date 5/15/16		120,000	129,150
	Medtronic 1.625%
	exercise price $55.41,
	expiration date 4/15/13		245,000	243,162
				531,055
Leisure, Lodging & Entertainment – 0.02%
#	International Game
	Technology 144A 3.25%
	exercise price $19.97,
	expiration date 5/1/14		40,000	52,650
				52,650
	Real Estate – 0.35%
#	Corporate Office
	Properties 144A 3.50%
	exercise price $53.12,
	expiration date 9/15/26		100,000	97,250
	Developers Diversified Realty
	3.00% exercise price $74.75,
	expiration date 3/15/12		60,000	53,175
	3.50% exercise price $64.23,
	expiration date 8/15/11		29,000	26,789
#	Digital Realty Trust 144A 5.00%
	exercise price $43.00,
	expiration date 4/15/29		261,000	325,271
	ProLogis 2.25%
	exercise price $75.98
	expiration date 4/1/37		410,000	371,562
				874,047
	Telecommunications – 0.85%
	Alaska Communications
	Systems Group 5.75%
	exercise price $12.90,
	expiration date 3/1/13		183,000	173,393
	Interpublic Group 4.25%
	exercise price $12.42,
	expiration date 3/15/23		315,000	311,455
	Level 3 Communications 5.25%
	exercise price $3.98,
	expiration date 12/15/11		335,000	299,824
	Lucent Technologies 2.875%
	exercise price $16.75,
	expiration date 6/15/23		285,000	281,794
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		190,000	166,963
	Qwest Communications
	International 3.50%
	exercise price $5.12,
	expiration date 11/15/25		175,000	177,406
#	SBA Communications 144A 4.00%
	exercise price $30.38,
	expiration date 10/1/14		220,000	245,850
	Sinclair Broadcast Group 3.00%
	exercise price $19.65,
	expiration date 5/15/27		10,000	9,200
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		185,000	161,413
#	Virgin Media 144A 6.50%
	exercise price $19.22,
	expiration date 11/15/16		297,000	312,592
				2,139,890
	Transportation – 0.14%
	Bristow Group 3.00%
	exercise price $77.34,
	expiration date 6/15/38		438,000	352,043
				352,043
	Total Convertible Bonds
	(cost $5,157,177)			5,770,693

	Corporate Bonds – 23.89%
	Banking – 3.50%
•	BAC Capital Trust XIV
	5.63% 12/31/49		247,000	163,638
	Bank of America
	5.125% 11/15/14		115,000	117,644
	5.30% 3/15/17		220,000	211,367
	6.10% 6/15/17		465,000	468,420
	Barclays Bank
	5.20% 7/10/14		165,000	174,476
	6.75% 5/22/19		215,000	240,897
	#144A 6.05% 12/4/17		520,000	524,147
	BB&T 6.85% 4/30/19		230,000	257,737
	BB&T Capital Trust I
	5.85% 8/18/35		5,000	4,305
	BB&T Capital Trust II
	6.75% 6/7/36		5,000	4,734
	Capital One Capital V
	10.25% 8/15/39		120,000	132,934
	Capital One Financial
	7.375% 5/23/14		240,000	268,109
	Citigroup
	6.375% 8/12/14		300,000	310,489
	6.50% 8/19/13		455,000	478,043

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Credit Suisse New York
	5.30% 8/13/19	USD	100,000	$102,731
	6.00% 2/15/18		100,000	104,868
	GMAC
	6.625% 5/15/12		5,000	4,558
	6.875% 8/28/12		10,000	9,118
	#144A 6.00% 12/15/11		15,000	14,025
	#144A 6.625% 5/15/12		356,000	331,080
	#144A 6.875% 9/15/11		124,000	118,420
	#144A 6.875% 8/28/12		110,000	102,300
	JPMorgan Chase 6.30% 4/23/19		285,000	311,707
	JPMorgan Chase Capital XVIII
	6.95% 8/17/36		115,000	110,614
	JPMorgan Chase Capital XXII
	6.45% 2/2/37		130,000	117,352
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		420,000	423,996
	Key Bank 5.80% 7/1/14		290,000	281,427
	Morgan Stanley
	5.375% 10/15/15		290,000	299,731
	6.00% 4/28/15		100,000	106,022
	6.25% 8/28/17		340,000	354,443
	PNC Funding
	5.25% 11/15/15		270,000	277,149
	5.625% 2/1/17		285,000	280,851
@	Popular North America Capital
	Trust I 6.564% 9/15/34		75,000	55,992
•#	Rabobank Nederland 144A
	11.00% 12/29/49		220,000	270,252
	U.S. Bank North America
	4.80% 4/15/15		77,000	81,448
•	USB Capital IX 6.189% 4/15/49		535,000	415,963
	VTB Capital
	6.875% 5/29/18		100,000	100,250
	#144A 6.875% 5/29/18		180,000	178,200
	Wachovia
	5.25% 8/1/14		70,000	71,165
	5.625% 10/15/16		185,000	193,426
•	Wells Fargo Capital XIII
	7.70% 12/29/49		510,000	451,350
	Zions Bancorporation
	5.50% 11/16/15		75,000	57,689
	5.65% 5/15/14		20,000	15,359
	6.00% 9/15/15		80,000	63,244
	7.75% 9/23/14		140,000	125,424
				8,787,094
Basic Industry – 1.72%
	ArcelorMittal
	6.125% 6/1/18		265,000	261,499
	9.00% 2/15/15		115,000	132,393
	9.85% 6/1/19		90,000	106,625
	California Steel Industries
	6.125% 3/15/14		27,000	24,840
•#	Cognis GmbH 144A
	2.299% 9/15/13		75,000	63,375
#	Compass Minerals International
	144A 8.00% 6/1/19		80,000	81,300
	Domtar 7.125% 8/15/15		50,000	49,250
	Dow Chemical 8.55% 5/15/19		595,000	669,987
#	FMG Finance 144A
	10.625% 9/1/16		90,000	100,125
	Freeport-McMoRan
	Copper & Gold
	8.25% 4/1/15		20,000	21,298
	8.375% 4/1/17		200,000	213,047
	Georgia-Pacific
	7.70% 6/15/15		3,000	3,045
	#144A 7.00% 1/15/15		90,000	89,100
	#144A 8.25% 5/1/16		45,000	46,913
#	GTL Trade Finance 144A
	7.25% 10/20/17		173,000	183,380
	Huntsman International
	7.375% 1/1/15		175,000	159,688
	7.875% 11/15/14		25,000	23,438
	Innophos 8.875% 8/15/14		185,000	187,775
@#	Innophos Holding 144A
	9.50% 4/15/12		5,000	4,925
	Lubrizol 8.875% 2/1/19		280,000	346,202
#	MacDermid 144A 9.50% 4/15/17		15,000	13,875
	Nalco
	8.875% 11/15/13		40,000	41,300
	#144A 8.25% 5/15/17		125,000	131,875
•	Noranda Aluminum
	Acquisition PIK
	5.413% 5/15/15		90,184	64,031
	Norske Skog Canada
	8.625% 6/15/11		40,000	27,800
#	Novelis 144A 11.50% 2/15/15		70,000	71,050
	Reliance Steel & Aluminum
	6.85% 11/15/36		150,000	130,622
•	Ryerson 7.858% 11/1/14		5,000	4,400
#	Sappi Papier Holding 144A
	6.75% 6/15/12		130,000	120,393
	Southern Copper 7.50% 7/27/35		187,000	187,291
	Steel Dynamics
	6.75% 4/1/15		50,000	48,125
	#144A 8.25% 4/15/16		70,000	70,700
#	Teck Resources 144A
	10.25% 5/15/16		25,000	28,375
	10.75% 5/15/19		145,000	169,288
	US Steel 7.00% 2/1/18		30,000	28,856
	Vale Overseas 6.875% 11/21/36		194,000	201,184
#	Vedanta Resources 144A
	9.50% 7/18/18		100,000	99,000
	Weyerhaeuser 7.375% 10/1/19		110,000	109,922
				4,316,292

(continues)    49

Statements of net assets

Delaware Moderate Allocation Portfolio

	Principal			Value
	Amount°			(U.S. $)
Corporate Bonds (continued)
Brokerage – 0.64%
	E Trade Financial PIK
	12.50% 11/30/17	USD	130,000	$144,950
	Goldman Sachs Group
	5.25% 10/15/13		80,000	85,006
	5.95% 1/18/18		263,000	273,301
	6.25% 9/1/17		120,000	127,109
	6.75% 10/1/37		35,000	36,236
	Jefferies Group
	6.25% 1/15/36		45,000	36,093
	6.45% 6/8/27		280,000	235,671
	8.50% 7/15/19		50,000	53,007
	LaBranche 11.00% 5/15/12		265,000	257,050
	Lazard Group
	6.85% 6/15/17		148,000	146,101
	7.125% 5/15/15		217,000	219,416
				1,613,940
Capital Goods – 1.55%
	Allied Waste North America
	6.875% 6/1/17		25,000	26,444
	7.125% 5/15/16		105,000	110,921
	Anixter 10.00% 3/15/14		84,000	89,040
	Associated Materials
	9.75% 4/15/12		35,000	34,563
#	BAE Systems Holdings 144A
	4.95% 6/1/14		35,000	36,330
	6.375% 6/1/19		260,000	287,410
	Browning-Ferris Industries
	7.40% 9/15/35		120,000	138,044
	Building Materials 7.75% 8/1/14		70,000	67,725
#	BWAY 144A 10.00% 4/15/14		135,000	143,438
•#	C8 Capital SPV 144A
	6.64% 12/31/49		100,000	77,334
#	Case New Holland 144A
	7.75% 9/1/13		60,000	60,000
	Casella Waste Systems
	9.75% 2/1/13		117,000	108,810
	#144A 11.00% 7/15/14		50,000	52,750
#	CPM Holdings 144A
	10.625% 9/1/14		25,000	25,938
	Crown Americas Capital
	7.625% 11/15/13		90,000	91,350
#	Crown Americas Capital II
	144A 7.625% 5/15/17		65,000	65,975
	Eastman Kodak 7.25% 11/15/13		125,000	103,125
	Graham Packaging Capital
	9.875% 10/15/14		175,000	180,687
	Graphic Packaging International
	9.50% 8/15/13		150,000	155,250
	#144A 9.50% 6/15/17		40,000	42,701
#	Greif 144A 7.75% 8/1/19		50,000	51,750
	Intertape Polymer 8.50% 8/1/14		15,000	11,700
	Jabil Circuit 7.75% 7/15/16		65,000	66,300
	L-3 Communications
	5.875% 1/15/15		35,000	35,000
	6.125% 7/15/13		40,000	40,700
	Moog 7.25% 6/15/18		35,000	33,775
#	Owens-Brockway Glass
	Container 144A
	7.375% 5/15/16		25,000	25,688
#	Plastipak Holdings 144A
	8.50% 12/15/15		60,000	60,900
	10.625% 8/15/19		60,000	63,900
	Pregis 12.375% 10/15/13		125,000	118,750
	RBS Global/Rexnord
	9.50% 8/1/14		60,000	58,500
	11.75% 8/1/16		45,000	40,950
	Sanmina-SCI 8.125% 3/1/16		157,000	147,580
#	Sealed Air 144A 7.875% 6/15/17		30,000	31,680
	Smurfit Kappa Funding
	7.75% 4/1/15		70,000	61,950
	Solo Cup 8.50% 2/15/14		140,000	134,400
	Terex 8.00% 11/15/17		90,000	83,025
	Thermadyne Holdings
	10.50% 2/1/14		55,000	47,300
	Tyco International Finance
	4.125% 10/15/14		95,000	94,670
	8.50% 1/15/19		415,000	506,707
	USG
	6.30% 11/15/16		145,000	123,975
	#144A 9.75% 8/1/14		10,000	10,500
	Waste Management
	7.10% 8/1/26		115,000	126,032
	7.375% 3/11/19		15,000	17,487
				3,891,054
Consumer Cyclical – 3.11%
#	Allison Transmission 144A
	11.00% 11/1/15		240,000	236,400
	ArvinMeritor 8.125% 9/15/15		135,000	118,125
	Beazer Homes USA 8.625% 5/15/11		25,000	23,625
	Burlington Coat Factory Warehouse
	11.125% 4/15/14		70,000	68,950
	Carrols 9.00% 1/15/13		30,000	30,150
#w	CVS Pass Through Trust 144A
	8.353% 7/10/31		528,573	589,852
	Darden Restaurants 6.80% 10/15/37		145,000	154,780
	Denny’s Holdings 10.00% 10/1/12		35,000	35,525
	Ford Motor 7.45% 7/16/31		260,000	211,900
	Ford Motor Credit
	7.50% 8/1/12		255,000	244,995
	8.625% 11/1/10		70,000	70,829
	12.00% 5/15/15		285,000	314,371
#	Galaxy Entertainment Finance 144A
	9.875% 12/15/12		100,000	97,500
	Gaylord Entertainment
	6.75% 11/15/14		60,000	55,800
	8.00% 11/15/13		53,000	54,590

	Principal			Value
	Amount°			(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Global Cash Access
	8.75% 3/15/12	USD	70,000	$69,650
	Goodyear Tire & Rubber
	9.00% 7/1/15		30,000	31,275
	10.50% 5/15/16		125,000	136,250
#	Harrah’s Operating 144A
	10.00% 12/15/18		210,000	168,000
#	Harrahs Operating Escrow
	144A 11.25% 6/1/17		235,000	242,638
	Interface
	9.50% 2/1/14		20,000	19,925
	#144A 11.375% 11/1/13		50,000	54,500
#	Invista 144A 9.25% 5/1/12		105,000	105,525
	K Hovnanian Enterprises
	6.25% 1/15/15		40,000	30,600
	7.50% 5/15/16		75,000	57,375
	11.50% 5/1/13		75,000	79,500
#	Landry’s Restaurants 144A
	14.00% 8/15/11		40,000	40,350
	Levi Strauss 9.75% 1/15/15		150,000	156,750
	Macy’s Retail Holdings
	6.65% 7/15/24		185,000	146,821
	8.875% 7/15/15		115,000	120,543
	10.625% 11/1/10		32,000	33,739
	Meritage Homes
	6.25% 3/15/15		5,000	4,675
	7.00% 5/1/14		70,000	65,975
	MGM MIRAGE
	7.50% 6/1/16		110,000	85,800
	7.625% 1/15/17		70,000	54,950
	#144A 11.125% 11/15/17		100,000	109,750
	#144A 11.375% 3/1/18		55,000	51,975
	#144A 13.00% 11/15/13		135,000	155,250
	M/I Homes 6.875% 4/1/12		35,000	32,550
	Mobile Mini
	6.875% 5/1/15		57,000	52,298
	9.75% 8/1/14		30,000	30,675
	Mohawk Industries
	6.875% 1/15/16		30,000	29,892
	New Albertsons 7.25% 5/1/13		10,000	10,100
	Norcraft Holdings 9.75% 9/1/12		170,000	162,350
	Nordstrom
	6.25% 1/15/18		110,000	114,194
	6.75% 6/1/14		190,000	208,638
	OSI Restaurant Partners
	10.00% 6/15/15		83,000	73,663
	Pinnacle Entertainment
	7.50% 6/15/15		230,000	204,700
	#144A 8.625% 8/1/17		60,000	60,600
@#	Pokagon Gaming Authority 144A
	10.375% 6/15/14		117,000	122,265
	Quiksilver 6.875% 4/15/15		200,000	150,500
	Rite Aid 9.375% 12/15/15		190,000	155,325
	Royal Caribbean Cruise
	6.875% 12/1/13		75,000	70,313
	Ryland Group 8.40% 5/15/17		210,000	226,275
	Sally Holdings 10.50% 11/15/16		130,000	136,175
#	Sealy Mattress 144A
	10.875% 4/15/16		20,000	22,150
#	Shingle Springs Tribal
	Gaming Authority 144A
	9.375% 6/15/15		175,000	126,875
#	Speedway Motorsports 144A
	8.75% 6/1/16		65,000	67,925
#	Standard Pacific Escrow 144A
	10.75% 9/15/16		85,000	84,150
	Target
	4.00% 6/15/13		10,000	10,459
	5.125% 1/15/13		150,000	161,682
	6.50% 10/15/37		100,000	112,267
	7.00% 1/15/38		100,000	117,430
	Tenneco 8.625% 11/15/14		140,000	131,950
	Toys R Us
	7.625% 8/1/11		40,000	39,600
	7.875% 4/15/13		110,000	106,150
#	Toys R Us Property 144A
	10.75% 7/15/17		55,000	59,400
#	TRW Automotive 144A
	7.00% 3/15/14		100,000	91,500
	7.25% 3/15/17		110,000	97,350
#	Volvo Treasury 144A 5.95% 4/1/15		240,000	240,053
	Wynn Las Vegas 6.625% 12/1/14		90,000	87,300
	Yum Brands 6.875% 11/15/37		80,000	88,918
				7,814,880
Consumer Non-Cyclical – 1.97%
#	Alliance One International 144A
	10.00% 7/15/16		190,000	197,125
#	Anheuser-Busch InBev
	Worldwide 144A
	5.375% 11/15/14		105,000	112,159
	6.875% 11/15/19		185,000	209,349
	7.20% 1/15/14		185,000	208,475
	Bausch & Lomb 9.875% 11/1/15		129,000	135,773
	Beckman Coulter
	6.00% 6/1/15		210,000	229,369
	7.00% 6/1/19		95,000	109,127
#	Bio-Rad Laboratories 144A
	8.00% 9/15/16		45,000	46,800
#	CareFusion 144A 6.375% 8/1/19		310,000	336,833
	Constellation Brands 7.25% 9/1/16		65,000	65,000
	Cornell 10.75% 7/1/12		27,000	27,675
	Delhaize America 9.00% 4/15/31		166,000	219,018
	Delhaize Group 5.875% 2/1/14		50,000	53,900
	DJO Finance 10.875% 11/15/14		75,000	77,063
#	Dole Foods 144A
	8.00% 10/1/16		80,000	80,700
	13.875% 3/15/14		55,000	64,763
#	Heinz (HJ) Finance 144A
	7.125% 8/1/39		80,000	95,009

(continues)    51

Statements of net assets

Delaware Moderate Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Hospira 6.40% 5/15/15	USD	445,000	$495,368
#	Ingles Markets 144A
	8.875% 5/15/17		45,000	46,238
	Inverness Medical Innovations
	9.00% 5/15/16		105,000	104,606
	Jarden 8.00% 5/1/16		95,000	97,850
#	JBS USA Finance 144A
	11.625% 5/1/14		77,000	83,160
	JohnsonDiversey Holdings
	10.67% 5/15/13		35,000	33,775
	LVB Acquisition
	11.625% 10/15/17		60,000	65,700
	PIK 10.375% 10/15/17		50,000	53,375
	Medco Health Solutions
	7.125% 3/15/18		355,000	402,899
#	M-Foods Holdings 144A
	9.75% 10/1/13		25,000	25,813
	Psychiatric Solutions
	7.75% 7/15/15		25,000	24,250
	#144A 7.75% 7/15/15		105,000	99,225
	Quest Diagnostics
	5.45% 11/1/15		390,000	412,145
	6.40% 7/1/17		200,000	217,831
@#	Seminole Indian Tribe of Florida 144A
	7.804% 10/1/20		5,000	4,273
	8.03% 10/1/20		5,000	4,322
	Smithfield Foods
	7.75% 5/15/13		145,000	129,775
	#144A 10.00% 7/15/14		40,000	42,200
	Supervalu
	7.50% 11/15/14		75,000	75,750
	8.00% 5/1/16		100,000	104,000
	Tyson Foods
	7.85% 4/1/16		10,000	10,250
	#144A 10.50% 3/1/14		55,000	62,563
	Universal Hospital Services
	PIK 8.50% 6/1/15		33,000	32,505
	Yankee Acquisition
	8.50% 2/15/15		55,000	51,975
				4,947,986
Energy – 2.64%
	AmeriGas Partners
	7.125% 5/20/16		23,000	22,195
#	Arch Coal 144A 8.75% 8/1/16		55,000	56,925
	Berry Petroleum 10.25% 6/1/14		65,000	69,713
#	Cenovus Energy 144A
	5.70% 10/15/19		210,000	215,742
	Chesapeake Energy
	6.625% 1/15/16		40,000	38,000
	6.50% 8/15/17		20,000	18,450
	9.50% 2/15/15		310,000	327,825
	Complete Production Services
	8.00% 12/15/16		40,000	36,600
	Copano Energy 7.75% 6/1/18		50,000	47,750
	Denbury Resources
	7.50% 4/1/13		35,000	35,175
	9.75% 3/1/16		34,000	36,295
	Dynergy Holdings 7.75% 6/1/19		184,000	157,780
	El Paso
	6.875% 6/15/14		55,000	54,175
	7.00% 6/15/17		162,000	159,570
	7.25% 6/1/18		45,000	44,486
	Enbridge Energy Partners
	9.875% 3/1/19		230,000	286,100
	Energy Transfer Partners
	9.70% 3/15/19		170,000	210,767
	Enterprise Products Operating
	6.125% 10/15/39		50,000	50,691
	6.30% 9/15/17		110,000	118,665
	•8.375% 8/1/66		30,000	28,085
	9.75% 1/31/14		200,000	241,696
	Forest Oil
	7.25% 6/15/19		65,000	61,100
	7.75% 5/1/14		10,000	9,850
	Geophysique-Veritas
	7.50% 5/15/15		40,000	40,000
	7.75% 5/15/17		75,000	74,813
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		65,000	65,325
#	Hilcorp Energy Finance I 144A
	7.75% 11/1/15		85,000	80,750
	9.00% 6/1/16		45,000	44,888
#	Holly 144A 9.875% 6/15/17		55,000	56,513
	Inergy Finance
	6.875% 12/15/14		49,000	47,040
	#144A 8.75% 3/1/15		10,000	10,325
	International Coal
	10.25% 7/15/14		50,000	45,750
	Key Energy Services
	8.375% 12/1/14		110,000	105,050
	Kinder Morgan Energy Partners
	6.85% 2/15/20		210,000	229,800
	9.00% 2/1/19		95,000	115,296
	Mariner Energy
	8.00% 5/15/17		145,000	133,400
	MarkWest Energy Partners
	8.50% 7/15/16		20,000	19,900
	8.75% 4/15/18		62,000	62,000
	Massey Energy 6.875% 12/15/13		280,000	271,600
	Nexen 7.50% 7/30/39		310,000	338,622
	Noble Energy 8.25% 3/1/19		225,000	272,067
	OPTI Canada
	7.875% 12/15/14		115,000	88,550
	8.25% 12/15/14		62,000	48,360
	PetroHawk Energy
	7.875% 6/1/15		5,000	4,950
	9.125% 7/15/13		185,000	191,013
	#144A 10.50% 8/1/14		20,000	21,600

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Petroleum Development
	12.00% 2/15/18	USD	72,000	$71,280
	Plains All American Pipeline
	5.75% 1/15/20		380,000	383,677
	Plains Exploration & Production
	8.625% 10/15/19		40,000	40,700
	Quicksilver Resources
	11.75% 1/1/16		110,000	121,825
	Range Resources 8.00% 5/15/19		90,000	92,700
#	Ras Laffan Liquefied Natural
	Gas III 144A 5.832% 9/30/16		165,000	171,774
	Regency Energy Partners
	8.375% 12/15/13		10,000	10,150
	#144A 9.375% 6/1/16		75,000	78,375
#	SandRidge Energy 144A
	9.875% 5/15/16		140,000	146,650
	Talisman Energy 7.75% 6/1/19		210,000	247,357
•	TransCanada Pipelines
	6.35% 5/15/67		185,000	162,321
	Transcontinental Gas Pipe Line
	6.40% 4/15/16		30,000	33,261
	Weatherford International
	4.95% 10/15/13		130,000	135,311
	5.15% 3/15/13		95,000	99,866
	5.95% 6/15/12		65,000	69,745
	9.625% 3/1/19		65,000	81,502
				6,641,741
Financials – 1.01%
	Capital One Bank USA
	8.80% 7/15/19		250,000	289,479
	Cardtronics 9.25% 8/15/13		193,000	195,413
•	Citigroup Capital XXI
	8.30% 12/21/57		60,000	53,925
	FTI Consulting
	7.625% 6/15/13		10,000	10,025
	7.75% 10/1/16		40,000	40,000
	General Electric Capital
	5.625% 5/1/18		120,000	119,625
	6.00% 8/7/19		855,000	868,949
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		75,000	38,625
	International Lease Finance
	5.25% 1/10/13		110,000	88,719
	5.35% 3/1/12		122,000	103,760
	5.55% 9/5/12		65,000	53,144
	5.625% 9/20/13		95,000	72,440
	5.875% 5/1/13		145,000	114,134
	6.375% 3/25/13		80,000	64,204
	6.625% 11/15/13		255,000	202,365
@#	Nuveen Investments 144A
	10.50% 11/15/15		255,000	221,850
				2,536,657
Insurance – 0.62%
	MetLife
	6.40% 12/15/36		30,000	25,800
	6.75% 6/1/16		265,000	296,143
•#	Metlife Capital Trust X 144A
	9.25% 4/8/38		400,000	417,070
@‡#w	Twin Reefs Pass Through Trust
	144A 0.00% 12/31/49		200,000	650
	UnitedHealth Group
	5.50% 11/15/12		215,000	230,394
	5.80% 3/15/36		30,000	29,189
	6.00% 2/15/18		205,000	215,778
	WellPoint
	5.00% 1/15/11		165,000	170,109
	7.00% 2/15/19		145,000	165,119
				1,550,252
Media – 1.71%
	Affinion Group
	11.50% 10/15/15		70,000	72,275
	Belo 6.75% 5/30/13		70,000	66,063
#	Cablevision Systems 144A
	8.625% 9/15/17		65,000	67,438
#	Cengage Learning
	Acquisitions 144A
	10.50% 1/15/15		75,000	71,250
#	Charter Communications
	Operating 144A
	10.00% 4/30/12		30,000	30,675
	10.375% 4/30/14		15,000	15,375
	12.875% 9/15/14		335,000	364,312
	Comcast 4.95% 6/15/16		175,000	179,253
#	Cox Communications 144A
	5.875% 12/1/16		110,000	115,793
	6.95% 6/1/38		70,000	75,747
	8.375% 3/1/39		195,000	241,297
#	CSC Holdings 144A
	8.50% 6/15/15		5,000	5,275
	DIRECTV Holdings
	7.625% 5/15/16		185,000	198,875
#	DISH DBS 144A
	7.875% 9/1/19		455,000	461,824
	Interpublic Group
	6.25% 11/15/14		104,000	98,930
	Lamar Media
	6.625% 8/15/15		61,000	56,855
	LIN Television 6.50% 5/15/13		20,000	17,600
	Mediacom Broadband
	8.50% 10/15/15		30,000	30,450
#	Mediacom Capital 144A
	9.125% 8/15/19		90,000	92,925
	Nielsen Finance
	Ω0.00% 8/1/16		70,000	55,475
	10.00% 8/1/14		90,000	90,900
	11.50% 5/1/16		20,000	21,100
	#144A 11.50% 5/1/16		25,000	26,375

(continues)     53

Statements of net assets

Delaware Moderate Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Media (continued)
#	Rainbow National Services
	144A 10.375% 9/1/14	USD	95,000	$100,463
	Shaw Communications
	5.65% 10/1/19	CAD	113,000	107,316
	Sinclair Broadcast Group
	8.00% 3/15/12	USD	15,000	13,313
#	Sirius XM Radio 144A
	9.75% 9/1/15		15,000	15,375
#	Terremark Worldwide 144A
	12.00% 6/15/17		55,000	60,225
	Time Warner Cable
	6.75% 7/1/18		200,000	221,321
	Time Warner Telecom
	Holdings 9.25% 2/15/14		95,000	98,325
#	Univision Communications
	144A 12.00% 7/1/14		175,000	189,000
	Videotron 9.125% 4/15/18		30,000	32,625
	Visant Holding 8.75% 12/1/13		83,000	84,868
#	Vivendi 144A
	5.75% 4/4/13		260,000	270,025
	6.625% 4/4/18		170,000	183,035
	WPP Finance UK 8.00% 9/15/14		385,000	422,756
	XM Satellite Radio Holdings PIK
	10.00% 6/1/11		45,000	42,525
				4,297,234
Real Estate – 0.23%
	Developers Diversified Realty
	5.375% 10/15/12		100,000	93,806
	9.625% 3/15/16		65,000	65,281
	Host Hotels & Resorts
	7.125% 11/1/13		20,000	19,850
	#144A 9.00% 5/15/17		105,000	111,825
	Kimco Realty 6.875% 10/1/19		110,000	112,706
@	Potlatch 12.50% 12/1/09		25,000	25,161
	Regency Centers
	5.875% 6/15/17		130,000	122,377
	Ventas Realty 6.50% 6/1/16		31,000	30,225
				581,231
Services Non-Cyclical – 0.87%
	Alliance HealthCare Services
	7.25% 12/15/12		50,000	48,500
	ARAMARK 8.50% 2/1/15		228,000	231,135
#	Ashtead Capital 144A
	9.00% 8/15/16		110,000	106,150
	Avis Budget Car Rental
	7.625% 5/15/14		120,000	108,600
	7.75% 5/15/16		75,000	65,625
	Community Health Systems
	8.875% 7/15/15		65,000	66,788
	HCA
	6.50% 2/15/16		10,000	8,925
	9.25% 11/15/16		440,000	455,950
•	HealthSouth 7.218% 6/15/14		90,000	88,650
	Hertz
	8.875% 1/1/14		55,000	55,825
	10.50% 1/1/16		141,000	147,345
	Iron Mountain
	6.625% 1/1/16		5,000	4,850
	8.00% 6/15/20		160,000	161,600
	8.75% 7/15/18		25,000	26,125
	RSC Equipment Rental
	9.50% 12/1/14		132,000	128,040
	Select Medical 7.625% 2/1/15		155,000	145,894
	Tenet Healthcare
	7.375% 2/1/13		165,000	164,175
•	US Oncology Holdings PIK
	6.428% 3/15/12		191,173	167,276
				2,181,453
Technology – 0.49%
	Avago Technologies Finance
	10.125% 12/1/13		33,000	34,898
	First Data 9.875% 9/24/15		490,000	455,087
	Freescale Semiconductor
	8.875% 12/15/14		515,000	396,550
	SunGard Data Systems
	10.25% 8/15/15		119,000	121,975
#	Unisys 144A 12.75% 10/15/14		70,000	74,550
	Xerox 8.25% 5/15/14		125,000	142,224
				1,225,284
Telecommunications – 2.36%
=@‡	Allegiance Telecom
	11.75% 2/15/08		15,000	0
	America Movil 5.625% 11/15/17		112,000	116,352
	AT&T 6.30% 1/15/38		100,000	105,118
	AT&T Wireless 8.125% 5/1/12		310,000	353,921
	Cincinnati Bell
	7.00% 2/15/15		85,000	82,875
	8.25% 10/15/17		120,000	118,275
	Citizens Communications
	7.125% 3/15/19		64,000	60,640
	Cricket Communications
	9.375% 11/1/14		230,000	234,600
	#144A 7.75% 5/15/16		35,000	35,700
	Crown Castle International
	9.00% 1/15/15		145,000	152,613
	Deutsche Telekom
	International Finance
	5.25% 7/22/13		175,000	186,787
	6.00% 7/8/19		205,000	220,103
#	Digicel Group 144A
	12.00% 4/1/14		255,000	285,599
#	DigitalGlobe 144A
	10.50% 5/1/14		15,000	15,975
#	Global Crossing 144A
	12.00% 9/15/15		155,000	163,525
	Hughes Network Systems
	9.50% 4/15/14		127,000	128,270

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
	Inmarsat Finance II
	10.375% 11/15/12	USD	57,000	$59,280
#	Intelsat Bermuda 144A
	11.25% 2/4/17		285,000	284,288
	Intelsat Jackson Holdings
	11.25% 6/15/16		205,000	220,375
	Intelsat Subsidiary Holding
	8.875% 1/15/15		165,000	168,713
	Level 3 Financing
	9.25% 11/1/14		85,000	75,331
	12.25% 3/15/13		60,000	60,900
	Lucent Technologies
	6.45% 3/15/29		50,000	38,313
	MetroPCS Wireless
	9.25% 11/1/14		164,000	168,510
#	NII Capital 144A
	10.00% 8/15/16		135,000	141,075
#	Nordic Telephone Holdings
	144A 8.875% 5/1/16		165,000	171,600
#	PAETEC Holding 144A
	8.875% 6/30/17		60,000	60,000
#	Qwest 144A 8.375% 5/1/16		45,000	46,800
	Sprint Capital 8.75% 3/15/32		345,000	327,749
	Sprint Nextel 6.00% 12/1/16		155,000	139,113
	Telecom Italia Capital
	4.00% 1/15/10		75,000	75,518
	5.25% 10/1/15		375,000	388,723
	6.20% 7/18/11		95,000	101,210
	7.175% 6/18/19		95,000	106,194
	Telesat Canada
	11.00% 11/1/15		155,000	165,850
	12.50% 11/1/17		25,000	26,750
	Vodafone Group
	5.00% 12/16/13		10,000	10,675
	5.00% 9/15/15		50,000	52,906
	5.375% 1/30/15		410,000	439,894
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		250,000	283,125
	Windstream 8.125% 8/1/13		59,000	60,918
				5,934,163
Transportation – 0.26%
	CSX
	5.75% 3/15/13		50,000	53,358
	6.25% 3/15/18		315,000	342,181
	Delta Air Lines
	7.711% 9/18/11		30,000	27,750
	7.92% 11/18/10		50,000	48,500
	Kansas City Southern de
	Mexico 9.375% 5/1/12		100,000	102,000
	Kansas City Southern Railway
	13.00% 12/15/13		65,000	75,075
				648,864
Utilities – 1.21%
	AES
	8.00% 10/15/17		40,000	40,450
	8.00% 6/1/20		460,000	458,850
#	Calpine Construction Finance
	144A 8.00% 6/1/16		105,000	108,150
#	Centrais Eletricas Brasileiras
	144A 6.875% 7/30/19		145,000	157,325
	Duke Energy 5.05% 9/15/19		70,000	70,905
	Edison Mission Energy
	7.00% 5/15/17		80,000	67,200
	7.20% 5/15/19		70,000	57,050
	7.50% 6/15/13		15,000	14,138
#	Enel Finance International
	144A 3.875% 10/7/14		190,000	189,487
	Energy Future Holdings
	10.875% 11/1/17		65,000	49,400
	Illinois Power 9.75% 11/15/18		370,000	465,245
	Indiana Michigan Power
	7.00% 3/15/19		140,000	161,621
	Mirant Americas Generation
	8.50% 10/1/21		235,000	205,625
	Mirant North America
	7.375% 12/31/13		75,000	75,000
	NRG Energy
	7.25% 2/1/14		60,000	59,100
	7.375% 2/1/16		285,000	276,450
	7.375% 1/15/17		15,000	14,550
	Orion Power Holdings
	12.00% 5/1/10		45,000	46,800
	Pennsylvania Electric
	5.20% 4/1/20		190,000	189,786
	PPL Electric Utilities
	7.125% 11/30/13		130,000	149,442
•	Puget Sound Energy
	6.974% 6/1/67		100,000	80,554
	Texas Competitive Electric
	Holdings 10.25% 11/1/15		160,000	116,000
				3,053,128
Total Corporate Bonds
	(cost $55,194,534)			60,021,253

Foreign Agencies – 0.76%Δ
Cayman Islands – 0.05%
	Petrobras International
	Finance 7.875% 3/15/19		107,000	123,986
				123,986
Germany – 0.17%
	KFW
	4.875% 6/17/19		225,000	245,145
	6.00% 2/14/12	RUB	5,740,000	176,648
				421,793

(continues)     55

Statements of net assets

Delaware Moderate Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Foreign Agencies (continued)
Luxembourg – 0.11%
#	Gaz Capital 144A
	9.25% 4/23/19	USD	139,000	$155,611
#	Russian Agricultural Bank
	144A 6.299% 5/15/17		138,000	132,466
				288,077
Malaysia – 0.05%
#	Petronas Capital 144A
	5.25% 8/12/19		117,000	119,164
				119,164
Netherlands – 0.08%
#	Majapahit Holding 144A
	8.00% 8/7/19		190,000	203,775
				203,775
Philippines – 0.04%
#	Power Sector Assets &
	Liabilities Management
	144A 7.25% 5/27/19		100,000	107,000
				107,000
Republic of Korea – 0.26%
	Export-Import Bank of Korea
	5.875% 1/14/15		380,000	401,524
	Korea Development Bank
	5.30% 1/17/13		150,000	156,075
#	National Agricultural
	Cooperative Federation 144A
	5.00% 9/30/14		100,000	101,098
				658,697
Total Foreign Agencies
	(cost $1,803,329)			1,922,492

Municipal Bonds – 0.32%
	California State Taxable Bond
	(Various Purposes)
	7.55% 4/1/39		385,000	431,165
	Oregon State Taxable Pension
	5.892% 6/1/27		200,000	215,348
•	Puerto Rico Sales Tax
	Financing Revenue First
	Subordinate Series A
	5.00% 8/1/39		155,000	161,589
Total Municipal Bonds
	(cost $747,250)			808,102

Non-Agency Asset-Backed Securities – 1.78%
	Capital Auto Receivables Asset
	Trust Series 2007-3 A3A
	5.02% 9/15/11		100,688	102,583
•	Capital One Multi-Asset
	Execution Trust
	Series 2006-A7 A7
	0.273% 3/17/14		100,000	98,967
	Caterpillar Financial
	Asset Trust
	Series 2007-A A3A
	5.34% 6/25/12		37,298	38,082
	Series 2008-A A3
	4.94% 4/25/14		150,000	151,627
@#	Cendant Timeshare
	Receivables Funding
	2004-1A A1 144A
	3.67% 5/20/16		25,477	22,797
	Chase Issuance Trust
	Series 2005-A7 A7
	4.55% 3/15/13		170,000	177,515
	Series 2005-A10 A10
	4.65% 12/17/12		35,000	36,381
	Citibank Credit Card
	Issuance Trust
	Series 2007-A3 A3
	6.15% 6/15/39		100,000	114,947
	•Series 2007-A6 A6
	0.50% 7/12/12		1,350,000	1,346,044
	CNH Equipment Trust
	•Series 2007-A A4
	0.283% 9/17/12		21,475	21,311
	•Series 2007-B A3B
	0.843% 10/17/11		31,184	31,188
	Series 2008-A3
	4.12% 5/15/12		57,524	58,346
	Series 2008-B A3A
	4.78% 7/16/12		100,000	102,256
@#	Countrywide Asset-Backed
	NIM Certificates Series
	2004-BC1 Note 144A
	5.50% 4/25/35		89	0
	Daimler Chrysler Auto Trust
	Series 2008-B A3A
	4.71% 9/10/12		175,000	180,637
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20		105,000	113,351
#	Dunkin Securitization
	Series 2006-1 A2 144A
	5.779% 6/20/31		165,000	155,693
•	Ford Credit Floorplan
	Master Owner Trust
	Series 2009-2 A
	1.794% 9/15/14		100,000	100,000
	GE Capital Credit Card
	Master Note Trust
	Series 2009-3 A
	2.54% 9/15/14		255,000	255,000
•#	Golden Credit Card Trust
	Series 2008-3 A 144A
	1.243% 7/15/17		175,000	170,393
#	Harley-Davidson Motorcycle
	Trust Series 2006-1 A2
	144A 5.04% 10/15/12		44,415	45,747

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Hyundai Auto
	Receivables Trust
	Series 2007-A A3A
	5.04% 1/17/12	USD	38,975	$39,854
	Series 2008-A A3
	4.93% 12/17/12		115,000	119,761
	John Deere Owner Trust Series
	2008-A A3 4.18% 6/15/12		90,000	91,305
•	MBNA Credit Card Master
	Note Trust Series 2005-A4
	0.283% 11/15/12		95,000	94,626
	Mid-State Trust
	Series 11 A1
	4.864% 7/15/38		89,460	76,312
	Series 2004-1 A
	6.005% 8/15/37		44,023	39,589
	#Series 2006-1 A 144A
	5.787% 10/15/40		67,513	60,877
•	Residential Asset Securities
	Series 2006-KS3 AI3
	0.416% 4/25/36		519,188	415,873
∏	Structured Asset Securities
	Series 2001-SB1 A2
	3.375% 8/25/31		127,815	102,721
	World Omni Auto Receivables
	Trust Series 2008-A A3A
	3.94% 10/15/12		110,000	113,016
Total Non-Agency
	Asset-Backed Securities
	(cost $4,578,773)			4,476,799

Non-Agency Collateralized Mortgage Obligations – 1.92%
@	American Home Mortgage
	Investment Trust
	Series 2005-2 5A1
	5.064% 9/25/35		23,355	18,740
	Bank of America
	Alternative Loan Trust
	Series 2003-10 2A1
	6.00% 12/25/33		266,933	260,259
	Series 2004-10 1CB1
	6.00% 11/25/34		29,379	23,650
	Series 2005-3 2A1
	5.50% 4/25/20		156,834	139,975
	Series 2005-5 2CB1
	6.00% 6/25/35		156,241	103,900
	Series 2005-6 7A1
	5.50% 7/25/20		17,894	16,418
	Bank of America
	Funding Securities
	Series 2005-8 1A1
	5.50% 1/25/36		138,941	127,261
	@•Series 2006-H 1A2
	4.029% 9/20/46		8,387	1,522
	Bank of America
	Mortgage Securities
	•Series 2003-D 1A2
	3.718% 5/25/33		805	529
	Series 2005-9 2A1
	4.75% 10/25/20		207,636	205,235
	Chase Mortgage Finance
	Series 2003-S8 A2
	5.00% 9/25/18		279,238	281,593
•	ChaseFlex Trust Series 2006-1
	A4 6.30% 6/25/36		110,000	55,939
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21		45,016	43,103
•	Citigroup Mortgage Loan Trust
	Series 2007-AR8 1A3A
	5.818% 8/25/37		248,185	136,600
	Countrywide Alternative Loan
	Trust Series 2004-28CB
	6A1 6.00% 1/25/35		86,685	68,048
w	Countrywide Home Loan
	Mortgage Pass
	Through Trust
	@•Series 2004-HYB4 M
	3.931% 9/20/34		69,730	39,885
	Series 2006-1 A2
	6.00% 3/25/36		113,454	89,061
	@Series 2006-17 A5
	6.00% 12/25/36		67,484	58,725
	Credit Suisse First Boston
	Mortgage Securities
	Series 2003-29 5A1
	7.00% 12/25/33		54,315	53,228
	Series 2004-1 3A1
	7.00% 2/25/34		32,052	28,527
	First Horizon Asset Securities
	Series 2003-5 1A17
	8.00% 7/25/33		51,116	50,964
	•Series 2004-AR5 4A1
	5.705% 10/25/34		144,760	126,117
	•Series 2007-AR2 1A1
	5.843% 8/25/37		99,890	71,147
	•Series 2007-AR3 2A2
	6.298% 11/25/37		43,892	28,737
#	GSMPS Mortgage
	Loan Trust 144A
	•Series 1998-3 A
	7.75% 9/19/27		52,988	51,180
	•Series 1999-3 A
	8.00% 8/19/29		79,256	80,667
	Series 2005-RP1 1A3
	8.00% 1/25/35		99,005	83,859
	Series 2005-RP1 1A4
	8.50% 1/25/35		46,719	40,662
•	JPMorgan Mortgage Trust
	Series 2005-A6 1A2
	5.143% 9/25/35		30,000	20,775

(continues)     57

Statements of net assets

Delaware Moderate Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	Lehman Mortgage Trust
	Series 2006-1 3A3
	5.50% 2/25/36	USD	189,006	$147,399
	MASTR Alternative Loans
	Trust Series 2003-6 3A1
	8.00% 9/25/33		22,093	21,770
•	MASTR ARM Trust
	Series 2003-6 1A2
	5.685% 12/25/33		31,955	28,404
	Series 2005-6 7A1
	5.326% 6/25/35		140,278	108,218
#	MASTR Reperforming
	Loan Trust 144A
	Series 2005-1 1A5
	8.00% 8/25/34		143,467	120,322
	Series 2005-2 1A4
	8.00% 5/25/35		124,221	111,361
•#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35		79,857	57,497
•	MLCC Mortgage Investors
	Series 2004-HB1 A1
	0.606% 4/25/29		208,188	126,111
	Prime Mortgage Trust
	Series 2004-CL1 1A1
	6.00% 2/25/34		59,015	57,539
	Residential Asset
	Mortgage Products
	Series 2004-SL1 A3
	7.00% 11/25/31		11,657	11,671
	Series 2004-SL4 A3
	6.50% 7/25/32		74,781	73,192
•	Structured ARM Loan Trust
	Series 2004-3AC A2
	3.257% 3/25/34		173,700	155,029
	Series 2006-5 5A4
	5.494% 6/25/36		97,017	23,205
	Structured Asset Securities
	•Series 2002-22H 1A
	6.942% 11/25/32		42,697	40,464
	Series 2004-12H 1A
	6.00% 5/25/34		138,071	128,934
w	Washington Mutual
	Alternative Mortgage
	Pass Through Certificates
	Series 2005-9 3CB
	5.50% 10/25/20		204,066	154,580
w	Washington Mutual Mortgage
	Pass Through Certificates
	•Series 2006-AR10 1A1
	5.922% 9/25/36		252,043	188,172
	•Series 2007-HY1 1A1
	5.687% 2/25/37		168,025	107,235
	Wells Fargo Mortgage-Backed
	Securities Trust
	•Series 2004-T A1
	3.511% 9/25/34		39,909	38,563
	Series 2005-12 1A7
	5.50% 11/25/35		302,960	256,284
	•Series 2005-AR16 2A1
	4.418% 10/25/35		8,619	7,466
	•Series 2005-AR16 6A4
	5.002% 10/25/35		297,852	122,727
	Series 2006-1 A3
	5.00% 3/25/21		21,169	19,442
	Series 2006-4 2A3
	5.75% 4/25/36		84,355	29,946
	•Series 2006-AR5 2A1
	5.536% 4/25/36		26,428	20,788
	•Series 2006-AR10 5A1
	5.592% 7/25/36		213,090	159,886
	Series 2007-8 2A6
	6.00% 7/25/37		65,000	45,429
	Series 2007-13 A7
	6.00% 9/25/37		196,980	168,418
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $5,643,654)			4,836,358

Regional Authorities – 0.12%Δ
Canada – 0.12%
	Province of Ontario Canada
	4.00% 10/7/19		160,000	160,210
	4.40% 6/2/19	CAD	143,000	138,698
Total Regional Authorities
	(cost $296,125)			298,908

«Senior Secured Loans – 0.33%
	Dana Holdings Term
	Tranche Loan B
	9.00% 1/30/15	USD	180,000	161,501
	Ford Motor Term
	Tranche Loan B
	3.25% 12/15/13		347,838	310,010
	Nuveen Investments
	Term Tranche Loan
	12.50% 7/31/15		205,000	205,683
	Texas Competitive Electric
	Holdings Term
	Tranche Loan B2
	3.754% 10/10/14		198,494	158,570
Total Senior Secured Loans
	(cost $757,059)			835,764

	Principal		Value
	Amount°		(U.S. $)
Sovereign Debt – 0.80%Δ
Brazil – 0.32%
# Banco Nacional de
Desenvolvime
Economico e Social 144A
6.50% 6/10/19	USD	135,000	$144,113
Republic of Brazil
12.50% 1/5/16	BRL	700,000	436,030
12.50% 1/5/22	BRL	370,000	230,787
			810,930
Indonesia – 0.14%
Indonesia Government
10.75% 5/15/16	IDR	3,164,000,000	352,261
			352,261
Mexico – 0.30%
Mexican Bonos
7.25% 12/15/16	MXN	874,000	63,130
10.00% 11/20/36	MXN	7,828,600	659,314
United Mexican States
5.95% 3/19/19	USD	20,000	21,100
			743,544
Russia – 0.02%
Russian Eurobond
7.50% 3/31/30		50,880	55,744
			55,744
Turkey – 0.02%
Republic of Turkey
7.375% 2/5/25		53,000	57,839
			57,839
Total Sovereign Debt
(cost $1,876,406)			2,020,318

Supranational Banks – 0.42%
European Investment Bank
3.125% 6/4/14		95,000	97,322
6.00% 8/14/13	AUD	438,000	390,895
6.25% 4/15/14	GBP	97,000	176,778
^10.902% 3/30/16	TRY	390,000	133,727
11.25% 2/14/13	BRL	220,000	128,084
International Bank for
Reconstruction &
Development
10.00% 4/5/12	RUB	3,900,000	130,102
Total Supranational Banks
(cost $985,963)			1,056,908

U.S. Treasury Obligations – 0.43%
U.S. Treasury Bond
4.25% 5/15/39	USD	240,000	248,363
U.S. Treasury Notes
2.375% 9/30/14		30,000	30,087
3.00% 9/30/16		225,000	225,967
¥3.625% 8/15/19		550,000	564,695
Total U.S. Treasury Obligations
(cost $1,038,805)			1,069,112

	Number of
	Shares
Preferred Stock – 0.15%
† Braskem Class A		1,873	11,841
•	PNC Financial Services 8.25%	215,000	204,969
@ Transneft 0.82%		194	161,020
Total Preferred Stock
(cost $288,385)			377,830

	Principal
	Amount°
≠Discounted Commercial Paper – 1.59%
BNP Paribas Finance
0.318% 10/8/09	USD	250,000	249,992
Cornell University
0.35% 11/18/09		250,000	249,883
GlaxoSmithKline Finance
0.17% 10/7/09		250,000	249,992
ING (US) Funding
0.401% 1/6/10		575,000	574,536
JPMorgan Chase Bank
0.23% 12/7/09		436,000	435,791
Massachusetts Health &
Educational Facilities
Authority 0.30% 11/30/09		400,000	400,000
Medtronic 0.20% 12/3/09		250,000	249,895
Nordea North America
0.20% 10/16/09		500,000	499,962
University of California
0.25% 12/8/09		525,000	524,743
Westpac Securities New
Zealand 0.36% 10/7/09		550,000	549,974
Total Discounted Commercial Paper
(cost $3,984,645)			3,984,768

≠Discount Notes – 3.42%
Fannie Mae 0.04% 10/14/09		5,033,468	5,033,390
Federal Home Loan Bank
0.001% 10/1/09		2,010,552	2,010,552
0.01% 10/9/09		462,419	462,418
0.03% 10/28/09		154,679	154,678
0.04% 10/30/09		924,839	924,827
Total Discount Notes
(cost $8,585,850)			8,585,865

Total Value of Securities
Before Securities Lending
Collateral – 101.02%
(cost $224,491,213)			253,824,936

	Number of
	Shares
Securities Lending Collateral* – 0.00%
Investment Company
@†Mellon GSL
Reinvestment Trust II		50,338	5
Total Securities Lending Collateral
(cost $50,338)			5

(continues)     59

Statements of net assets

Delaware Moderate Allocation Portfolio

Total Value of Securities – 101.02%
(cost $224,541,551)	$253,824,941
Obligation to Return Securities
Lending – (0.02%)*	(50,338)
Liabilities Net of Receivables
and Other Assets – (1.00%)	(2,512,682)
Net Assets Applicable to 25,784,522
Shares Outstanding – 100.00%	$251,261,921

Net Asset Value – Delaware Moderate Allocation
Portfolio Class A ($195,232,695 / 20,034,580 Shares)	$9.74
Net Asset Value – Delaware Moderate Allocation
Portfolio Class B ($5,598,150 / 577,080 Shares)	$9.70
Net Asset Value – Delaware Moderate Allocation
Portfolio Class C ($10,738,985 / 1,104,166 Shares)	$9.73
Net Asset Value – Delaware Moderate Allocation
Portfolio Class R ($1,568,286 / 161,586 Shares)	$9.71
Net Asset Value – Delaware Moderate Allocation
Portfolio Institutional Class ($38,123,805 / 3,907,110 Shares)	$9.76

Components of Net Assets at September 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)	$264,356,751
Undistributed net investment income	4,320,454
Accumulated net realized loss on investments	(46,697,401)
Net unrealized appreciation of investments
and foreign currencies	29,282,117
Total net assets	$251,261,921

° Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
COP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

*	See Note 10 in “Notes to financial statements.”

†	Non income producing security.

‡	Non income producing security. Security is currently in default.

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2009.

¥	Fully or partially pledged as collateral for financial futures contracts.

w

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $18,882,093, which represented 7.51% of the Portfolio’s net assets. See Note 11 in “Notes to financial statements.”

@

Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $1,643,881, which represented 0.65% of the Portfolio’s net assets. See Note 11 in “Notes to financial statements.”

=

Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At September 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

∏

Restricted Security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At September 30, 2009, the amount of the restricted security was $102,721 or 0.04% of the Portfolio’s net assets. See Note 11 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

^	Zero Coupon Security. The rate shown is the yield at time of purchase.

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2009.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

§	Developed Markets — countries that are thought to be most developed and therefore less risky than emerging markets.

X	Emerging Markets — developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

* See Note 10 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipts
ACES — Automatic Common Exchange Security
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GDR — Global Depositary Receipts
GSMPS — Goldman Sachs Reperforming Mortgage Securities Inc.
MASTR — Mortgage Asset Securitization Transactions, Inc.
NIM — Net Interest Margin
NVDR — Non Voting Depositary Receipts
PIK — Pay-in-kind
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
S.F. — Single Family
TBA — To be announced
yr — year

Net Asset Value and Offering Price Per Share –
Delaware Moderate Allocation Portfolio
Net asset value Class A (A)	$9.74
Sales charge (5.75% of offering price) (B)	0.59
Offering price	$10.33

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

1The following foreign currency exchange contracts, financial futures contracts, options contracts and swap contracts were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts
					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	1,028,222	USD	(896,815)	10/30/09	$8,185
BRL	1,334,762	USD	(732,581)	10/30/09	17,370
CAD	120,000	USD	(110,345)	10/1/09	1,726
CAD	152,380	USD	(142,025)	10/30/09	295
CAD	620,318	USD	(578,995)	10/30/09	367
COP	1,112,636,005	USD	(577,693)	10/30/09	97
EUR	130,970	USD	(192,000)	10/30/09	(367)
GBP	(14,147)	USD	22,545	10/30/09	(58)
IDR	3,068,272,000	USD	(316,807)	11/30/09	(2,587)
ILS	877,450	USD	(230,000)	11/20/09	2,949
KRW	1,151,685,888	USD	(965,205)	10/30/09	13,329
NOK	7,470,342	USD	(1,277,768)	10/30/09	14,364
NZD	(49,717)	USD	35,781	10/30/09	(47)
NZD	591,721	USD	(426,453)	10/30/09	(36)
PHP	(278,558)	USD	5,823	10/2/09	(28)
PLN	(141,896)	USD	43,628	10/30/09	(5,683)
PLN	1,781,099	USD	(631,595)	10/30/09	(12,639)
SEK	782,424	USD	(114,752)	10/30/09	(2,496)
SEK	5,832,929	USD	(856,757)	10/30/09	(19,895)
TRY	905,488	USD	(604,949)	12/1/09	(1,493)
ZAR	889	USD	(120)	10/1/09	(2)
ZAR	1,357	USD	(184)	10/5/09	(4)
					$13,347

Financial Futures Contracts
Contract	Notional	Notional	Expiration	Unrealized
to Sell	Proceeds	Value	Date	Depreciation
(18) U.S. Treasury
10 yr Notes	$(2,116,648)	$(2,129,906)	12/21/09	$(13,258)

Options Contracts
	Number of	Notional	Exercise	Expiration	Unrealized
Description	Contracts	Value	Price	Date	Depreciation
Long Put Options
U.S. Treasury
10 yr Notes	28	$9,188	$116.50	10/23/09	$(11,049)

Swap Contract
CDS Contract
		Annual
Swap Counterparty &	Notional	Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Appreciation
Protection Sold:
Citigroup Global
Markets MetLife
5 yr CDS	$95,000	5.00%	9/20/14	$3,035

The use of foreign currency exchange contracts, financial futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1 See Note 9 in “Notes to financial statements.”

See accompanying notes

(continues)     61

Statements of net assets

Delaware Conservative Allocation Portfolio

September 30, 2009

		Number of	Value
		Shares	(U.S. $)
Common Stock – 31.34%
U.S. Markets – 18.19%
Consumer Discretionary – 1.78%
†	Aeropostale	450	$19,562
†	AFC Enterprises	745	6,273
	American Eagle Outfitters	1,170	19,726
†	Bally Technologies	335	12,854
†	Buffalo Wild Wings	300	12,483
	Burger King Holdings	1,140	20,053
†	Carmike Cinemas	100	1,011
†	CEC Entertainment	250	6,465
†	Citi Trends	395	11,246
	CKE Restaurants	1,370	14,371
	DeVry	340	18,809
†	DIRECTV Group	250	6,895
	Gap	5,300	113,419
†	G-III Apparel Group	580	8,207
	Guess	560	20,742
†	Gymboree	300	14,514
†	Hibbett Sports	435	7,930
†	Iconix Brand Group	665	8,293
†	Jack in the Box	670	13,728
	Jarden	1,140	32,000
†	Jo-Ann Stores	325	8,720
†	Lincoln Educational Services	565	12,927
	Mattel	5,700	105,222
	McDonald’s	660	37,666
†	Mobile Mini	507	8,802
	National CineMedia	580	9,843
	NIKE Class B	1,700	109,989
†	Papa John’s International	345	8,477
	Phillips-Van Heusen	270	11,553
†	Shuffle Master	680	6,406
	Staples	4,300	99,846
	Tanger Factory Outlet Centers	320	11,949
	Time Warner Cable	720	31,025
†	Tractor Supply	275	13,316
†	Ulta Salon Cosmetics & Fragrance	745	12,300
†	Urban Outfitters	970	29,265
†	Viacom Class B	630	17,665
	Wal-Mart Stores	990	48,599
	Weight Watchers International	2,000	54,880
†	WMS Industries	690	30,746
			1,037,777
Consumer Staples – 1.82%
	Archer-Daniels-Midland	4,450	130,028
	Bunge	175	10,957
	Casey’s General Stores	455	14,278
†	Chattem	250	16,603
	Coca-Cola	200	10,740
	Colgate-Palmolive	350	26,698
	CVS Caremark	3,850	137,598
	Heinz (H.J.)	2,500	99,375
	Kimberly-Clark	1,600	94,368
	Kraft Foods Class A	3,973	104,371
	Lance	205	5,293
	PepsiCo	830	48,688
	Procter & Gamble	2,490	144,220
	Safeway	5,100	100,572
†	Susser Holdings	560	7,039
	Walgreen	3,000	112,410
			1,063,238
Energy – 1.65%
	Anadarko Petroleum	250	15,683
	Arch Coal	470	10,401
	Berry Petroleum Class A	470	12,587
†	Bristow Group	250	7,423
†	Carrizo Oil & Gas	730	17,878
	Chesapeake Energy	590	16,756
	Chevron	1,920	135,225
	ConocoPhillips	3,575	161,446
	Devon Energy	310	20,872
	EOG Resources	1,670	139,461
	EQT	390	16,614
	Exxon Mobil	1,530	104,973
†	Key Energy Services	1,025	8,918
	Lufkin Industries	245	13,029
	Marathon Oil	3,100	98,890
†	National Oilwell Varco	1,260	54,344
	Noble	390	14,804
	Occidental Petroleum	480	37,632
	Penn Virginia	545	12,486
†	Rosetta Resources	580	8,520
	Schlumberger	669	39,872
†	Willbros Group	760	11,575
			959,389
Financials – 2.12%
	AFLAC	700	29,918
	Alexandria Real Estate Equities	125	6,794
	Allstate	3,300	101,046
	AmTrust Financial Services	620	7,074
	Apollo Investment	1,055	10,075
	Bank of America	800	13,536
	Bank of New York Mellon	7,330	212,496
	Berkley (W.R.)	610	15,421
	Blackstone Group	1,000	14,200
	Capital One Financial	560	20,009
	City Holding	335	9,986
	CME Group	300	92,457
	Dime Community Bancshares	1,025	11,716
	EastGroup Properties	295	11,275
	Entertainment Properties Trust	255	8,706
	First Mercury Financial	590	7,859
	First Niagara Financial Group	665	8,199
	Flushing Financial	615	7,011
	Goldman Sachs Group	290	53,462
	Hanover Insurance Group	300	12,399
	Harleysville Group	335	10,603
	Home Properties	375	16,159

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	Host Hotels & Resorts	1,340	$15,772
	Independent Bank	465	10,290
†	IntercontinentalExchange	1,100	106,908
	JPMorgan Chase	1,280	56,090
†	Nasdaq OMX Group	950	19,998
	optionsXpress Holdings	775	13,392
†	ProAssurance	295	15,396
	Prosperity Bancshares	360	12,524
	Protective Life	275	5,891
	Provident Financial Services	875	9,004
	Prudential Financial	460	22,959
†	RiskMetrics Group	540	7,895
	RLI	225	11,961
	Smithtown Bancorp	345	3,981
	Sovran Self Storage	360	10,955
	TCF Financial	1,335	17,408
†	Texas Capital Bancshares	540	9,094
	Travelers	2,570	126,520
	Trustmark	560	10,668
	Univest Corporation of Pennsylvania	250	5,418
	Washington Federal	645	10,875
	Webster Financial	515	6,422
	Wells Fargo	1,710	48,188
			1,238,010
Health Care – 2.87%
	Abbott Laboratories	880	43,534
†	Align Technology	605	8,603
†	Alkermes	1,140	10,477
	Allergan	2,400	136,223
†	Alliance HealthCare Services	860	4,868
†	Amgen	570	34,331
†	AMN Healthcare Services	940	8,939
	Bristol-Myers Squibb	4,300	96,836
	Cardinal Health	3,700	99,160
†	Catalyst Health Solutions	485	14,138
†	Celera	1,310	8,161
†	Celgene	270	15,093
†	Conmed	600	11,502
†	CryoLife	1,025	8,169
†	Express Scripts	440	34,135
†	Gen-Probe	490	20,306
†	Gilead Sciences	2,560	119,245
	Johnson & Johnson	2,740	166,838
†	Medco Health Solutions	2,000	110,620
	Merck	4,120	130,315
†	Merit Medical Systems	490	8,492
†	Odyssey HealthCare	585	7,313
†	ONYX Pharmaceuticals	465	13,936
†	OSI Pharmaceuticals	340	12,002
	Pfizer	5,900	97,645
†	PharMerica	385	7,149
†	Psychiatric Solutions	575	15,387
	Quest Diagnostics	2,000	104,380
†	Quidel	475	7,709
†	Regeneron Pharmaceuticals	565	10,905
†	Res-Care	590	8,384
†	SonoSite	350	9,261
†	Sun Healthcare Group	1,125	9,720
†	Talecris Biotherapeutics Holdings	100	1,900
†	Thermo Fisher Scientific	550	24,019
†	United Therapeutics	190	9,308
	UnitedHealth Group	3,170	79,377
†	Vertex Pharmaceuticals	370	14,023
	West Pharmaceutical Services	320	12,995
	Wyeth	2,830	137,480
			1,672,878
Industrials – 1.65%
	AAON	430	8,634
	Acuity Brands	295	9,502
	Administaff	420	11,033
	American Ecology	440	8,228
	Applied Industrial Technologies	490	10,368
	Barnes Group	585	9,998
†	Chart Industries	775	16,732
†	Columbus McKinnon	665	10,075
†	CRA International	290	7,914
	Deere	300	12,876
†	DynCorp International Class A	685	12,330
†	ESCO Technologies	160	6,304
†	Esterline Technologies	270	10,587
	Expeditors International Washington	2,500	87,875
	Fluor	420	21,357
†	FTI Consulting	270	11,505
	General Electric	2,910	47,782
	Goodrich	560	30,430
†	GrafTech International	1,035	15,215
	Granite Construction	375	11,603
	Healthcare Services Group	595	10,924
	Honeywell International	760	28,234
†	Hub Group Class A	540	12,339
†	Kadant	455	5,519
†	Kforce	1,155	13,883
	Koppers Holdings	345	10,229
	Lockheed Martin	380	29,670
	McGrath RentCorp	505	10,741
†	Metalico	1,405	5,859
	Norfolk Southern	620	26,728
	Northrop Grumman	2,000	103,500
	Republic Services	500	13,285
	Rockwell Collins	310	15,748
	Roper Industries	330	16,823
†	Tetra Tech	385	10,214
†	Titan Machinery	520	6,510
	Triumph Group	320	15,357
†	Tuton Perini	460	9,798

(continues)     63

Statements of net assets

Delaware Conservative Allocation Portfolio

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
	United Parcel Service Class B	1,600	$90,352
†	United Stationers	345	16,425
	United Technologies	660	40,214
†	URS	350	15,278
	Waste Management	3,200	95,424
			963,402
Information Technology – 4.31%
†	Adobe Systems	2,300	75,992
	American Software Class A	845	5,518
†	Anixter International	415	16,646
†	Apple	1,250	231,712
†	Applied Micro Circuits	950	9,491
†	Atheros Communications	435	11,541
†	Blackboard	255	9,634
†	Cisco Systems	2,470	58,144
†	Digital River	300	12,096
†	EMC	2,030	34,591
†	Emdeon Class A	60	972
†	FARO Technologies	575	9,879
†	Google Class A	400	198,340
	Hewlett-Packard	1,120	52,875
	iGate	1,430	12,269
	infoGROUP	1,645	11,531
†	Informatica	650	14,677
	Intel	9,280	181,610
	International Business Machines	1,040	124,394
†	Intuit	3,900	111,150
†	IPG Photonics	460	6,992
	IXYS	945	8,042
†	J2 Global Communications	435	10,009
†	JDA Software Group	490	10,751
†	Lawson Software	1,760	10,982
	MasterCard Class A	475	96,021
†	McAfee	600	26,274
	Microsoft	3,300	85,437
	Motorola	11,800	101,362
†	NetApp	800	21,344
†	NETGEAR	535	9,817
	NIC	770	6,845
†	Nuance Communications	1,010	15,110
†	ON Semiconductor	1,380	11,385
†	priceline.com	275	45,601
†	Progress Software	565	12,797
	QUALCOMM	4,220	189,816
	Quality Systems	235	14,469
†	Radiant Systems	790	8,485
†	Rofin-Sinar Technologies	305	7,003
†	Sapient	1,480	11,899
†	SAVVIS	720	11,390
†	Semtech	525	8,930
†	SolarWinds	340	7,490
†	Symantec	5,280	86,962
†	Synaptics	415	10,458
†	Tekelec	895	14,705
†	TeleTech Holdings	625	10,663
†	Teradata	3,300	90,816
	United Online	1,455	11,698
†	ValueClick	1,085	14,311
†	VeriSign	4,500	106,605
†	ViaSat	560	14,885
	Visa Class A	1,950	134,765
†	Vocus	540	11,281
	Xerox	11,000	85,140
			2,513,602
Materials – 0.72%
	Alcoa	1,550	20,336
	Compass Minerals International	60	3,697
	Dow Chemical	1,290	33,630
	duPont (E.I.) deNemours	3,000	96,420
	Freeport-McMoRan Copper & Gold	425	29,159
	Lubrizol	390	27,869
	Olin	505	8,807
†	Owens-Illinois	730	26,937
	Praxair	1,100	89,859
	Rock-Tenn Class A	360	16,960
†	Rockwood Holdings	635	13,062
	Schulman (A.)	580	11,559
	Silgan Holdings	275	14,501
	United States Steel	610	27,066
			419,862
Telecommunications – 0.72%
	Alaska Communications Systems Group	1,220	11,285
†	Arris Group	345	4,488
	AT&T	4,170	112,632
†	Crown Castle International	3,700	116,032
†	GeoEye	200	5,360
†	Knology	1,095	10,676
†	Leap Wireless International	200	3,910
†	MetroPCS Communications	1,510	14,134
	NTELOS Holdings	580	10,243
	Verizon Communications	4,420	133,794
			422,554
Utilities – 0.55%
	Cleco	585	14,672
	Edison International	2,800	94,024
	Exelon	440	21,833
	FirstEnergy	350	16,002
	Otter Tail	325	7,777
	Piedmont Natural Gas	460	11,012
	Progress Energy	2,523	98,547
	Sempra Energy	450	22,415
	UIL Holdings	350	9,237
	UNITIL	315	7,072
	Wisconsin Energy	440	19,875
			322,466
Total U.S. Markets
	(cost $10,135,323)		10,613,178

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets – 8.44%
Consumer Discretionary – 1.74%
Autoliv	3,000	$100,800
Bayerische Motoren Werke	2,284	109,983
Don Quijote	4,400	104,394
Esprit Holdings	14,171	95,083
PPR	814	104,324
Publicis Groupe	2,105	84,424
Round One	6,000	50,860
Techtronic Industries	105,000	87,116
Toyota Motor	1,799	71,539
Vivendi	3,505	108,442
WPP Group	5,700	48,912
Yue Yuen Industrial Holdings	18,000	49,935
		1,015,812
Consumer Staples – 0.71%
Coca-Cola Amatil	12,043	104,237
First Pacific	38,445	25,746
@ Greggs	11,755	75,230
Metro	1,675	94,775
Parmalat	42,255	116,792
		416,780
Energy – 0.57%
BP	8,207	72,523
CNOOC	70,000	94,116
† Nabors Industries	755	15,780
Tenaris ADR	425	15,139
Total	1,213	72,068
† Transocean	762	65,174
		334,800
Financials – 1.01%
Aspen Insurance Holdings	935	24,749
AXA	3,600	97,449
Banco Santander	6,565	105,665
Everest Re Group	215	18,856
Franshion Properties China	56,000	15,897
Max Capital Group	660	14,104
Mitsubishi UFJ Financial Group	20,681	111,035
Nordea Bank	9,638	97,051
Standard Chartered	4,231	104,344
		589,150
Health Care – 0.85%
Astellas Pharma	2,500	102,757
AstraZeneca	929	41,633
† Eurand	905	13,702
Novartis	2,350	117,574
Novo Nordisk ADR	1,550	97,573
Novo Nordisk Class B	1,137	71,188
Sanofi-Aventis	670	49,164
		493,591
Industrials – 1.54%
Asahi Glass	9,000	72,682
Cie de Saint-Gobain	2,238	116,086
Deutsche Post	5,722	107,335
Finmeccanica	5,657	99,990
† Flextronics International	900	6,714
IESI-BFC	635	8,204
Koninklijke Philips Electronics	4,466	108,737
Singapore Airlines	8,117	79,404
Teleperformance	3,525	118,295
Tomkins	30,721	92,634
Vallourec	534	90,480
		900,561
Information Technology – 0.53%
Accenture Class A	473	17,629
† CGI Group Class A	16,946	198,461
Nokia	6,501	95,598
		311,688
Materials – 0.72%
† Agrium	1,700	84,643
Alumina ADR	1,150	7,303
† Anglo American	654	20,823
@ Griffin Mining	5,200	2,991
Lafarge	1,415	126,607
Linde	941	102,205
Syngenta ADR	1,600	73,520
		418,092
Telecommunications – 0.60%
China Mobile ADR	500	24,555
China Unicom Hong Kong	12,000	17,001
China Unicom Hong Kong ADR	4,608	65,618
France Telecom	1,815	48,347
Philippine Long Distance
Telephone ADR	100	5,140
Telstra	15,421	44,491
TELUS	1,482	47,806
Vodafone Group	42,917	96,148
		349,106
Utilities – 0.17%
† Metro Pacific Investments	78,000	5,408
National Grid	9,540	92,000
		97,408
Total Developed Markets
(cost $4,386,595)		4,926,988

XEmerging Markets – 4.71%
Consumer Discretionary – 0.19%
† Focus Media Holding ADR	3,775	41,676
†# Grupo Clarin Class B GDR 144A	600	2,216
Grupo Televisa ADR	1,325	24,632
JD Group	1,200	7,126
@ Oriental Holdings	3,800	6,039
Sun International	500	5,845

(continues)     65

Statements of net assets

Delaware Conservative Allocation Portfolio

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Consumer Discretionary (continued)
	Turk Sise ve Cam Fabrikalari	6,669	$7,099
	Wal-Mart de Mexico Series V	4,334	15,028
			109,661
Consumer Staples – 0.26%
†	Brazil Foods ADR	200	10,650
†	Cosan Class A	2,100	16,590
@	Cresud ADR	2,650	34,159
	Fomento Economico Mexicano ADR	600	22,830
	Gudang Garam	13,000	20,083
	Lotte Confectionery	12	12,627
	President Chain Store	5,680	13,989
	Tongaat Hulett	600	7,509
†	Wimm-Bill-Dann Foods ADR	225	16,090
			154,527
Energy – 1.02%
	China Petroleum & Chemical ADR	225	19,159
	China Shenhua Energy	3,500	15,287
	Gazprom ADR	3,480	82,580
	KazMunaiGas Exploration
	Production GDR	1,800	37,080
	LUKOIL ADR	200	10,840
	LUKOIL ADR
	(London International Exchange)	200	10,970
@	Oil & Gas Development GDR	200	2,583
	PetroChina	8,000	9,043
	PetroChina ADR	275	31,281
	Petroleo Brasileiro SA ADR	1,300	59,670
	Petroleo Brasileiro SP ADR	4,000	157,239
	Polski Koncern Naftowy Orlen	929	9,628
@	PTT Exploration & Production	4,364	18,875
†#	Reliance Industries GDR 144A	435	40,016
	Rosneft Oil GDR	606	4,684
	Sasol	462	17,370
	Sasol ADR	300	11,436
	SK Energy	171	18,314
	SK Holdings	73	6,980
	Surgutneftegaz ADR	2,737	23,429
	Tambang Batubara Bukit Asam	7,000	10,233
			596,697
Financials – 0.57%
†	Alarko Gayrimenkul Yatirim Ortakligi	194	1,843
	Banco Bradesco ADR	1,500	29,835
	Bangkok Bank	5,000	18,408
†	Bank Hapoalim	2,094	7,447
	Bank Leumi Le-Israel	2,040	7,823
	Credicorp	400	31,104
†	Grupo Financiero Galicia ADR	14,000	65,940
	Hong Leong Bank	7,400	14,047
†@	Indiabulls Real Estate GDR	200	1,138
†@	IRSA Inversiones y
	Representaciones GDR	1,900	15,770
	Itau Unibanco Holding ADR	1,952	39,333
†	KB Financial Group ADR	727	37,419
	KLCC Property Holdings	5,900	5,660
	Sberbank	13,268	26,403
	Standard Bank Group	1,200	15,521
	Turkiye Is Bankasi Class C	2,346	9,168
†	UEM Land Holdings	10,968	4,943
			331,802
Industrials – 0.24%
	Alarko Holding	6,924	19,034
	CJ	241	11,389
†	Empresas	7,250	17,082
	Evergreen Marine	29,000	16,768
†	Gol Linhas Aereas Inteligentes ADR	1,625	16,689
	Hyundai Elevator	75	3,787
†@	Metallurgical	10,000	6,787
	Siam Cement NVDR	3,200	21,263
	Sinotrans	13,000	3,070
	Walsin Lihwa	44,000	15,196
	Yazicilar Holding Class A	1,400	8,490
			139,555
Information Technology – 0.33%
	Infosys Technologies ADR	875	42,429
	LG Display ADR	400	5,732
	Samsung Electronics	73	50,569
†	Shanda Games ADR	1,500	17,550
†	Shanda Interactive Entertainment ADR	100	5,120
†	Sina	600	22,776
†	SK Communications	313	2,349
	Taiwan Semiconductor Manufacturing	7,035	14,182
	United Microelectronics	24,000	11,814
†	United Microelectronics ADR	4,500	17,100
			189,621
Materials – 0.67%
	Aluminum Corporation of China ADR	625	17,119
	ArcelorMittal South Africa	810	12,941
†	Cemex ADR	1,872	24,186
	Cia de Minas Buenaventura ADR	1,000	35,210
	Cia Siderurgica Nacional ADR	1,125	34,425
	Formosa Chemicals & Fibre	8,240	15,916
	Gold Fields ADR	2,000	27,560
	Impala Platinum Holdings	636	14,818
	Israel Chemicals	1,811	20,715
	MMC Norilsk Nickel ADR	783	9,709
	POSCO ADR	225	23,387
†	Real Gold Mining	6,500	7,406
	Vale ADR	5,625	130,106
†	Votorantim Celulose e Papel ADR	1,137	18,658
			392,156
Telecommunications – 0.86%
	America Movil ADR	1,250	54,788
†	Blue Label Telecoms	839	652

	Number of		Value
	Shares		(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Telecommunications (continued)
China Telecom		36,000	$17,001
Chunghwa Telecom ADR		4,612	83,209
KT ADR		2,800	48,664
LG Telecom		13,400	96,926
Mobile Telesystems ADR		300	14,481
SK Telecom ADR		2,200	38,390
Telkom		901	5,185
Telkom ADR		500	11,500
Tim Participacoes ADR		675	16,605
Turkcell Iletisim Hizmet		1,200	8,571
Turkcell Iletisim Hizmet ADR		825	14,743
† Vodacom Group		12,191	91,136
			501,851
Utilities – 0.57%
AES Tiete		2,291	24,119
Centrais Eletricas Brasileiras		7,000	108,858
Cia Energetica de Minas Gerais ADR		625	9,500
Energias do Brasil		3,900	64,107
Huaneng Power International ADR		1,350	35,964
Korea Electric Power ADR		4,500	68,580
Light		800	11,159
Tanjong		1,700	7,368
			329,655
Total Emerging Markets
(cost $2,356,638)			2,745,525

Total Common Stock
(cost $16,878,556)			18,285,691

Convertible Preferred Stock – 0.57%
Basic Materials – 0.03%
Freeport-McMoRan Copper & Gold
6.75% exercise price $72.91,
expiration date 5/1/10		200	20,500
			20,500
Energy – 0.04%
Whiting Petroleum 6.25%
exercise price $43.42,
expiration date 12/31/49		140	21,136
			21,136
Health Care & Pharmaceuticals – 0.29%
Mylan 6.50% exercise price $17.08,
expiration date 11/15/10		115	118,479
Schering-Plough 6.00% exercise price
$33.69, expiration date 8/13/10		200	48,550
			167,029
Telecommunications – 0.21%
Crown Castle International 6.25%
exercise price $36.88,
expiration date 8/15/12		2,300	124,775
			124,775
Total Convertible Preferred Stock
(cost $264,616)			333,440

Exchange-Traded Funds – 5.54%
iShares MSCI EAFE Growth Index		58,000	3,094,300
iShares MSCI Emerging Markets Index		3,600	140,076
Total Exchange-Traded Funds
(cost $3,392,247)			3,234,376

	Principal
	Amount°
Agency Collateralized Mortgage Obligations – 0.57%
Fannie Mae REMICS
Series 2003-32 PH
5.50% 3/25/32	USD	150,000	156,828
Freddie Mac REMICS
Series 2512 PG
5.50% 10/15/22		165,000	177,153
Total Agency Collateralized Mortgage
Obligations (cost $307,388)			333,981

Agency Mortgage-Backed Securities – 5.08%
Fannie Mae S.F. 15yr
4.50% 8/1/23		471,154	488,873
5.00% 9/1/18		76,041	80,787
5.50% 7/1/22		111,780	118,583
Fannie Mae S.F. 30 yr
4.50% 6/1/38		147,555	149,676
5.00% 12/1/36		845,480	876,429
6.50% 2/1/36		49,653	53,433
6.50% 8/1/38		355,169	380,192
Fannie Mae S.F. 30 yr TBA
4.50% 10/1/39		530,000	536,790
Freddie Mac S.F. 30 yr. TBA
4.00% 10/1/39		285,000	281,705
Total Agency Mortgage-Backed
Securities (cost $2,848,906)			2,966,468

Commercial Mortgage-Backed Securities – 3.23%
# American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37		70,000	69,300
Series 2007-1A D 5.957% 4/15/37		25,000	24,000
Bank of America Commercial
Mortgage Securities
Series 2004-4 A4 4.502% 7/10/42		225,000	222,628
•Series 2005-1 A5 5.237% 11/10/42		35,000	35,412
Series 2006-4 A4 5.634% 7/10/46		50,000	46,351
•Series 2007-4 AM 6.002% 2/10/51		30,000	21,536
Bear Stearns Commercial
Mortgage Securities
•Series 2004-PWR4 A3
5.468% 6/11/41		90,000	89,686
•Series 2005-PW10 A4
5.405% 12/11/40		85,000	83,546
•Series 2005-T20 A4A
5.298% 10/12/42		60,000	59,268

(continues)     67

Statements of net assets

Delaware Conservative Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Bear Stearns Commercial
	Mortgage Securities (continued)
	•Series 2006-PW12 A4
	5.903% 9/11/38	USD	25,000	$24,271
	Series 2007-PW15 A4
	5.331% 2/11/44		35,000	31,506
•w	Commercial Mortgage Pass
	Through Certificates Series
	2005-C6 A5A 5.116% 6/10/44		50,000	47,561
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A5
	5.279% 8/10/38		225,000	219,029
	•Series 2004-GG2 A6
	5.396% 8/10/38		55,000	53,310
	Series 2005-GG4 A4A
	4.751% 7/10/39		50,000	46,875
	•Series 2007-GG10 A4
	5.999% 8/10/45		65,000	53,720
	Greenwich Capital Commercial Funding
	Series 2004-GG1 A4
	4.755% 6/10/36		80,000	80,583
	•Series 2004-GG1 A7
	5.317% 6/10/36		25,000	25,297
•	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2005-LDP5 A4
	5.344% 12/15/44		70,000	68,593
•	Morgan Stanley Capital I
	Series 2004-T15 A4 5.27% 6/13/41		455,000	449,019
	Series 2007-T27 A4
	5.803% 6/11/42		140,000	132,116
	Total Commercial Mortgage-Backed
	Securities (cost $1,748,592)			1,883,607

	Convertible Bonds – 3.22%
	Aerospace & Defense – 0.08%
	L-3 Communications Holdings 3.00%
	exercise price $100.14,
	expiration date 8/1/35		45,000	46,350
				46,350
	Banking, Finance & Insurance – 0.13%
	National City 4.00%
	exercise price $482.50,
	expiration date 2/1/11		75,000	75,938
				75,938
	Basic Materials – 0.15%
	Century Aluminum 1.75%
	exercise price $30.54,
	expiration date 8/1/24		5,000	4,544
	Rayonier TRS Holdings 3.75%
	exercise price $54.81,
	expiration date 10/15/12		75,000	79,688
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13		5,000	5,406
				89,638
	Building & Materials – 0.02%
	Beazer Homes USA 4.625%
	exercise price $49.64,
	expiration date 6/15/24		16,000	14,000
				14,000
	Electronics & Electrical Equipment – 0.34%
	Flextronics International 1.00%
	exercise price $15.53,
	expiration date 8/1/10		80,000	78,700
	General Cable 1.00%
	exercise price $83.93,
	expiration date 10/15/12		82,000	70,520
#	Intel 144A 3.25%
	exercise price $22.68,
	expiration date 8/1/39		45,000	48,319
				197,539
	Energy – 0.37%
	Chesapeake Energy 2.25%
	exercise price $85.89,
	expiration date 12/15/38		140,000	105,350
	Peabody Energy 4.75%
	exercise price $58.44,
	expiration date 12/15/41		30,000	26,550
	Transocean 1.50%
	exercise price $168.61,
	expiration date 12/15/37		85,000	82,450
				214,350
	Health Care & Pharmaceuticals – 0.21%
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		100,000	82,250
	Inverness Medical Innovations 3.00%
	exercise price $43.98,
	expiration date 5/15/16		35,000	37,669
				119,919
	Leisure, Lodging & Entertainment – 0.06%
#	International Game Technology 144A
	3.25% exercise price $19.97,
	expiration date 5/1/14		25,000	32,906
				32,906
	Real Estate – 0.57%
#	Corporate Office Properties 144A
	3.50% exercise price $53.12,
	expiration date 9/15/26		35,000	34,038
	Developers Diversified Realty
	3.00% exercise price $74.75,
	expiration date 3/15/12		20,000	17,725
	3.50% exercise price $64.23,
	expiration date 8/15/11		11,000	10,161
#	Digital Realty Trust 144A 5.50%
	exercise price $43.00,
	expiration date 4/15/29		114,000	142,072
	ProLogis 2.25% exercise price
	$75.98 expiration date 4/1/37		140,000	126,875
				330,871

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
Telecommunications – 1.08%
	Alaska Communications Systems
	Group 5.75% exercise price
	$12.90, expiration date 3/1/13	USD	97,000	$91,907
	Interpublic Group 4.25% exercise price
	$12.42, expiration date 3/15/23		20,000	19,775
	Level 3 Communications 5.25%
	exercise price $3.98,
	expiration date 12/15/11		60,000	53,700
	Lucent Technologies 2.75%
	exercise price $16.75,
	expiration date 6/15/23		90,000	88,988
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12		100,000	87,875
#	SBA Communications 144A 4.00%
	exercise price $30.38,
	expiration date 10/1/14		80,000	89,400
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		60,000	52,350
#	Virgin Media 144A 6.50%
	exercise price $19.22,
	expiration date 11/15/16		139,000	146,297
				630,292
Transportation – 0.21%
	Bristow Group 3.00%
	exercise price $77.34,
	expiration date 6/15/38		155,000	124,581
				124,581
Total Convertible Bonds
	(cost $1,595,088)			1,876,384

Corporate Bonds – 33.63%
Banking – 5.05%
•	BAC Capital Trust XIV 5.63% 12/31/49		80,000	53,000
	Bank of America
	5.125% 11/15/14		60,000	61,379
	6.10% 6/15/17		300,000	302,206
	Barclays Bank
	5.20% 7/10/14		100,000	105,743
	6.75% 5/22/19		115,000	128,852
	BB&T 6.85% 4/30/19		15,000	16,809
	BB&T Capital Trust I 5.85% 8/18/35		5,000	4,305
	BB&T Capital Trust II 6.75% 6/7/36		5,000	4,734
	Capital One Financial 7.375% 5/23/14		170,000	189,910
	Citigroup
	6.375% 8/12/14		110,000	113,846
	6.50% 8/19/13		160,000	168,103
•	Citigroup Capital XXI 8.30% 12/21/57		20,000	17,975
	Credit Suisse/New York 6.00% 2/15/18		115,000	120,598
#	GMAC 144A
	6.00% 12/15/11		10,000	9,350
	6.625% 5/15/12		60,000	55,800
	6.875% 9/15/11		65,000	62,075
	6.875% 8/28/12		65,000	60,450
	JPMorgan Chase 6.30% 4/23/19		45,000	49,217
	JPMorgan Chase Capital XVIII
	6.95% 8/17/36		40,000	38,474
	JPMorgan Chase Capital XXII
	6.45% 2/2/37		40,000	36,108
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		155,000	156,475
	Morgan Stanley
	6.00% 4/28/15		115,000	121,926
	6.25% 8/28/17		155,000	161,584
	PNC Funding
	5.25% 11/15/15		55,000	56,456
	5.625% 2/1/17		185,000	182,307
@	Popular North America Capital Trust I
	6.564% 9/15/34		30,000	22,397
	U.S. Bank North America
	4.80% 4/15/15		2,000	2,116
•	USB Capital IX 6.189% 10/29/49		275,000	213,813
	VTB Capital 6.875% 5/29/18		100,000	100,250
	Wachovia
	5.25% 8/1/14		25,000	25,416
	5.625% 10/15/16		65,000	67,960
•	Wells Fargo Capital XIII
	7.70% 12/29/49		170,000	150,450
	Zions Bancorporation
	5.50% 11/16/15		15,000	11,538
	5.65% 5/15/14		5,000	3,840
	6.00% 9/15/15		40,000	31,622
	7.75% 9/23/14		45,000	40,315
				2,947,399
Basic Industry – 2.38%
	ArcelorMittal
	6.125% 6/1/18		90,000	88,811
	9.00% 2/15/15		25,000	28,781
	9.85% 6/1/19		40,000	47,389
#	Compass Minerals International 144A
	8.00% 6/1/19		25,000	25,406
	Domtar 7.125% 8/15/15		49,000	48,265
	Dow Chemical 8.55% 5/15/19		190,000	213,945
#	FMG Finance 144A 10.625% 9/1/16		30,000	33,375
	Freeport-McMoRan Copper & Gold
	8.25% 4/1/15		44,000	46,857
	8.375% 4/1/17		30,000	31,957
#	Georgia-Pacific 144A
	7.00% 1/15/15		25,000	24,750
	8.25% 5/1/16		40,000	41,700
	Huntsman International
	7.375% 1/1/15		150,000	136,874
	7.875% 11/15/14		10,000	9,375
	Innophos 8.875% 8/15/14		60,000	60,900
	Lubrizol 8.875% 2/1/19		95,000	117,462
	Nalco
	8.875% 11/15/13		40,000	41,300
	#144A 8.25% 5/15/17		10,000	10,550

(continues)     69

Statements of net assets

Delaware Conservative Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
•	Noranda Aluminum Acquisition PIK
	5.413% 5/15/15	USD	30,000	$21,300
#	Novelis 144A 11.50% 2/15/15		25,000	25,375
	Reliance Steel & Aluminum
	6.85% 11/15/36		55,000	47,895
#	Sappi Papier Holding 144A
	6.75% 6/15/12		45,000	41,675
	Steel Dynamics 6.75% 4/1/15		50,000	48,125
#	Teck Resources 144A
	10.25% 5/15/16		15,000	17,025
	10.75% 5/15/19		40,000	46,700
	US Steel 7.00% 2/1/18		35,000	33,665
	Vale Overseas 6.875% 11/21/36		59,000	61,185
	Weyerhaeuser 7.375% 10/1/19		40,000	39,972
				1,390,614
Brokerage – 0.93%
	E Trade Financial PIK 12.50% 11/30/17		40,000	44,600
	Goldman Sachs Group
	5.25% 10/15/13		25,000	26,564
	5.95% 1/18/18		100,000	103,917
	6.25% 9/1/17		45,000	47,666
	6.75% 10/1/37		10,000	10,353
	Jefferies Group
	6.25% 1/15/36		10,000	8,021
	6.45% 6/8/27		105,000	88,377
	8.50% 7/15/19		15,000	15,902
	LaBranche 11.00% 5/15/12		85,000	82,450
	Lazard Group
	6.85% 6/15/17		44,000	43,435
	7.125% 5/15/15		73,000	73,813
				545,098
Capital Goods – 2.38%
	Allied Waste North America
	6.875% 6/1/17		20,000	21,155
	7.125% 5/15/16		55,000	58,102
	Anixter 10.00% 3/15/14		25,000	26,500
	Associated Materials 9.75% 4/15/12		30,000	29,625
#	BAE Systems Holdings 144A
	4.95% 6/1/14		10,000	10,380
	6.375% 6/1/19		95,000	105,014
	Browning-Ferris Industries
	7.40% 9/15/35		35,000	40,263
	Building Materials 7.75% 8/1/14		65,000	62,887
#	BWAY 144A 10.00% 4/15/14		45,000	47,813
#	Case New Holland 144A 7.75% 9/1/13		20,000	20,000
	Casella Waste Systems
	9.75% 2/1/13		45,000	41,850
	#144A 11.00% 7/15/14		10,000	10,550
#	CPM Holdings 144A 10.625% 9/1/14		10,000	10,375
	Crown Americas Capital
	7.625% 11/15/13		40,000	40,600
#	Crown Americas Capital II 144A
	7.625% 5/15/17		15,000	15,225
	Eastman Kodak 7.25% 11/15/13		40,000	33,000
	Graham Packaging Capital
	9.875% 10/15/14		59,000	60,918
	Graphic Packaging International
	9.50% 8/15/13		50,000	51,750
	#144A 9.50% 6/15/17		15,000	16,013
#	Greif 144A 7.75% 8/1/19		15,000	15,525
	Intertape Polymer 8.50% 8/1/14		5,000	3,900
	Jabil Circuit 7.75% 7/15/16		20,000	20,400
	L-3 Communications 6.125% 7/15/13		40,000	40,700
	Moog 7.25% 6/15/18		10,000	9,650
#	Owens-Brockway Glass Container 144A
	7.375% 5/15/16		10,000	10,275
#	Plastipak Holdings 144A
	8.50% 12/15/15		20,000	20,300
	10.625% 8/15/19		20,000	21,300
	Pregis 12.375% 10/15/13		40,000	38,000
	RBS Global/Rexnord
	9.50% 8/1/14		20,000	19,500
	11.75% 8/1/16		40,000	36,400
	Sanmina-SCI 8.125% 3/1/16		50,000	47,000
#	Sealed Air 144A 7.875% 6/15/17		10,000	10,560
	Smurfit Kappa Funding
	7.75% 4/1/15		25,000	22,125
	Solo Cup 8.50% 2/15/14		45,000	43,200
	Terex 8.00% 11/15/17		30,000	27,675
	Tyco International Finance
	4.125% 10/15/14		30,000	29,896
	8.50% 1/15/19		135,000	164,832
	USG
	6.30% 11/15/16		40,000	34,200
	#144A 9.75% 8/1/14		10,000	10,500
	Waste Management
	7.10% 8/1/26		50,000	54,797
	7.375% 3/11/19		5,000	5,829
				1,388,584
Consumer Cyclical – 4.20%
#	Allison Transmission 144A
	11.00% 11/1/15		80,000	78,800
	ArvinMeritor 8.125% 9/15/15		45,000	39,375
	Beazer Homes USA 8.625% 5/15/11		10,000	9,450
	Burlington Coat Factory Warehouse
	11.125% 4/15/14		50,000	49,250
	Carrols 9.00% 1/15/13		10,000	10,050
w#	CVS Pass Through Trust 144A
	8.353% 7/10/31		189,489	211,456
	Darden Restaurants
	6.80% 10/15/37		45,000	48,035
	Ford Motor 7.45% 7/16/31		85,000	69,275
	Ford Motor Credit
	7.25% 10/25/11		2,000	1,943
	8.625% 11/1/10		70,000	70,829
	12.00% 5/15/15		100,000	110,305
	Gaylord Entertainment
	6.75% 11/15/14		10,000	9,300
	8.00% 11/15/13		32,000	32,960
	Global Cash Access 8.75% 3/15/12		50,000	49,750

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Goodyear Tire & Rubber
	9.00% 7/1/15	USD	25,000	$26,063
	10.50% 5/15/16		40,000	43,600
#	Harrah’s Operating 144A
	10.00% 12/15/18		70,000	56,000
#	Harrahs Operating Escrow 144A
	11.25% 6/1/17		80,000	82,599
	Interface
	9.50% 2/1/14		5,000	4,981
	#144A 11.375% 11/1/13		20,000	21,800
#	Invista 144A 9.25% 5/1/12		50,000	50,250
	K Hovnanian Enterprises
	6.25% 1/15/15		15,000	11,475
	7.50% 5/15/16		25,000	19,125
	11.50% 5/1/13		25,000	26,500
#	Landry’s Restaurants 144A
	14.00% 8/15/11		20,000	20,175
	Levi Strauss 9.75% 1/15/15		45,000	47,025
	Macy’s Retail Holdings
	6.65% 7/15/24		55,000	43,649
	8.875% 7/15/15		30,000	31,446
	10.625% 11/1/10		15,000	15,815
	Meritage Homes
	6.25% 3/15/15		5,000	4,675
	7.00% 5/1/14		30,000	28,275
	MGM MIRAGE
	6.625% 7/15/15		15,000	11,663
	7.50% 6/1/16		35,000	27,300
	7.625% 1/15/17		20,000	15,700
	#144A 11.125% 11/15/17		15,000	16,463
	#144A 11.375% 3/1/18		30,000	28,350
	#144A 13.00% 11/15/13		45,000	51,750
	Mobile Mini
	6.875% 5/1/15		5,000	4,588
	9.75% 8/1/14		20,000	20,450
	Mohawk Industries 6.875% 1/15/16		15,000	14,946
	New Albertsons 7.25% 5/1/13		10,000	10,100
	Norcraft Holdings 9.75% 9/1/12		55,000	52,525
	Nordstrom
	6.25% 1/15/18		35,000	36,334
	6.75% 6/1/14		70,000	76,867
	OSI Restaurant Partners
	10.00% 6/15/15		32,000	28,400
	Pinnacle Entertainment
	7.50% 6/15/15		75,000	66,750
	#144A 8.625% 8/1/17		20,000	20,200
@#	Pokagon Gaming Authority 144A
	10.375% 6/15/14		40,000	41,800
	Rite Aid 9.375% 12/15/15		60,000	49,050
	Royal Caribbean Cruises
	6.875% 12/1/13		25,000	23,438
	Ryland Group 8.40% 5/15/17		25,000	26,938
	Sally Holdings 10.50% 11/15/16		45,000	47,138
#	Sealy Mattress 144A 10.875% 4/15/16		10,000	11,075
#	Shingle Springs Tribal Gaming
	Authority 144A 9.375% 6/15/15		55,000	39,875
#	Speedway Motorsports 144A
	8.75% 6/1/16		15,000	15,675
#	Standard Pacific Escrow 144A
	10.75% 9/15/16		30,000	29,700
	Target 4.00% 6/15/13		65,000	67,985
	Tenneco 8.625% 11/15/14		45,000	42,413
	Toys R Us
	7.625% 8/1/11		15,000	14,850
	7.875% 4/15/13		35,000	33,775
#	Toys R Us Property 144A
	10.75% 7/15/17		25,000	27,000
#	Volvo Treasury 144A
	5.95% 4/1/15		100,000	100,021
	Wynn Las Vegas 6.625% 12/1/14		40,000	38,800
	Yum Brands 6.875% 11/15/37		30,000	33,344
				2,449,494
Consumer Non-Cyclical – 2.89%
#	Alliance One International 144A
	10.00% 7/15/16		60,000	62,251
#	Anheuser-Busch InBev Worldwide 144A
	5.375% 11/15/14		35,000	37,386
	6.875% 11/15/19		65,000	73,555
	7.20% 1/15/14		90,000	101,420
	Bausch & Lomb 9.875% 11/1/15		40,000	42,100
	Beckman Coulter
	6.00% 6/1/15		70,000	76,456
	7.00% 6/1/19		25,000	28,718
#	Bio-Rad Laboratories 144A
	8.00% 9/15/16		10,000	10,400
#	CareFusion 144A 6.375% 8/1/19		100,000	108,656
	Constellation Brands 7.25% 9/1/16		20,000	20,000
	Delhaize America 9.00% 4/15/31		40,000	52,775
	Delhaize Group 5.875% 2/1/14		40,000	43,120
	DJO Finance 10.875% 11/15/14		25,000	25,688
#	Dole Food 144A
	8.00% 10/1/16		20,000	20,175
	13.875% 3/15/14		25,000	29,438
#	Heinz (H.J.) Finance 144A
	7.125% 8/1/39		25,000	29,690
	Hospira 6.40% 5/15/15		150,000	166,978
#	Ingles Markets 144A
	8.875% 5/15/17		20,000	20,550
	Inverness Medical Innovations
	9.00% 5/15/16		35,000	34,869
	Jarden 8.00% 5/1/16		40,000	41,200
#	JBS USA Finance 144A 11.625% 5/1/14		42,000	45,360
	JohnsonDiversey Holdings
	10.67% 5/15/13		20,000	19,300
	LVB Acquistion 11.625% 10/15/17		20,000	21,900
	LVB Acquistion PIK 10.375% 10/15/17		15,000	16,013
	Medco Health Solutions
	7.125% 3/15/18		110,000	124,841

(continues)     71

Statements of net assets

Delaware Conservative Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	M-Foods Holdings 144A
	9.75% 10/1/13	USD	10,000	$10,325
	Psychiatric Solutions
	7.75% 7/15/15		25,000	24,250
	#144A 7.75% 7/15/15		15,000	14,175
	Quest Diagnostic
	5.45% 11/1/15		150,000	158,517
	6.40% 7/1/17		45,000	49,012
	Smithfield Foods
	7.75% 5/15/13		60,000	53,700
	#144A 10.00% 7/15/14		15,000	15,825
	Supervalu
	7.50% 11/15/14		25,000	25,250
	8.00% 5/1/16		25,000	26,000
#	Tyson Foods 144A 10.50% 3/1/14		25,000	28,438
	Universal Hospital Services PIK
	8.50% 6/1/15		15,000	14,775
	Yankee Acquisition 8.50% 2/15/15		15,000	14,175
				1,687,281
Energy – 3.56%
	AmeriGas Partners 7.125% 5/20/16		5,000	4,825
	Berry Petroleum 10.25% 6/1/14		20,000	21,450
#	Cenovus Energy 144A 5.70% 10/15/19		70,000	71,914
	Chesapeake Energy
	6.50% 8/15/17		55,000	50,738
	6.625% 1/15/16		49,000	46,550
	9.50% 2/15/15		30,000	31,725
	Complete Production Services
	8.00% 12/15/16		15,000	13,725
	Copano Energy 7.75% 6/1/18		25,000	23,875
	Denbury Resources 9.75% 3/1/16		20,000	21,350
	Dynergy Holdings 7.75% 6/1/19		60,000	51,450
	El Paso
	6.875% 6/15/14		30,000	29,550
	7.00% 6/15/17		5,000	4,925
	7.25% 6/1/18		50,000	49,429
	Enbridge Energy Partners
	9.875% 3/1/19		80,000	99,512
	Energy Transfer Partners
	9.70% 3/15/19		60,000	74,388
	Enterprise Products Operating
	6.125% 10/15/39		30,000	30,415
	6.30% 9/15/17		40,000	43,151
	•8.375% 8/1/66		10,000	9,362
	9.75% 1/31/14		55,000	66,466
	Forest Oil 7.25% 6/15/19		25,000	23,500
	Geophysique-Veritas 7.75% 5/15/17		35,000	34,913
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16		25,000	25,125
#	Hilcorp Energy Finance I 144A
	7.75% 11/1/15		5,000	4,750
	9.00% 6/1/16		40,000	39,900
#	Holly 144A 9.875% 6/15/17		20,000	20,550
	Inergy Finance
	6.875% 12/15/14		15,000	14,400
	#144A 8.75% 3/1/15		10,000	10,325
	Key Energy Services 8.375% 12/1/14		40,000	38,200
	Kinder Morgan Energy Partners
	6.85% 2/15/20		65,000	71,129
	9.00% 2/1/19		35,000	42,478
	Mariner Energy 8.00% 5/15/17		50,000	46,000
	Massey Energy 6.875% 12/15/13		75,000	72,750
	Nexen 7.50% 7/30/39		105,000	114,694
	Noble Energy 8.25% 3/1/19		75,000	90,688
	OPTI Canada
	7.875% 12/15/14		30,000	23,100
	8.25% 12/15/14		30,000	23,400
	PetroHawk Energy
	9.125% 7/15/13		40,000	41,300
	#144A 10.50% 8/1/14		10,000	10,800
	Petroleum Development
	12.00% 2/15/18		25,000	24,750
	Plains All American Pipeline
	5.75% 1/15/20		130,000	131,257
	Plains Exploration & Production
	8.625% 10/15/19		15,000	15,263
	Quicksilver Resources 11.75% 1/1/16		35,000	38,763
	Range Resources 8.00% 5/15/19		25,000	25,750
	Regency Energy Partners
	8.375% 12/15/13		10,000	10,150
	#144A 9.375% 6/1/16		15,000	15,675
#	SandRidge Energy 144A
	9.875% 5/15/16		45,000	47,138
	Talisman Energy 7.75% 6/1/19		70,000	82,452
•	TransCanada Pipelines 6.35% 5/15/67		65,000	57,032
	Weatherford International
	4.95% 10/15/13		45,000	46,839
	5.15% 3/15/13		40,000	42,049
	5.95% 6/15/12		20,000	21,460
	9.625% 3/1/19		20,000	25,078
				2,076,458
Financials – 1.34%
	Capital One Capital V
	10.25% 8/15/39		40,000	44,311
	Cardtronics 9.25% 8/15/13		60,000	60,750
	FTI Consulting 7.75% 10/1/16		40,000	40,000
	General Electric Capital
	6.00% 8/7/19		315,000	320,140
	International Lease Finance
	5.25% 1/10/13		40,000	32,261
	5.35% 3/1/12		6,000	5,103
	5.55% 9/5/12		36,000	29,434
	5.625% 9/20/13		35,000	26,688
	5.875% 5/1/13		115,000	90,520
	6.375% 3/25/13		10,000	8,025
	6.625% 11/15/13		60,000	47,615
@#	Nuveen Investments 144A
	10.50% 11/15/15		85,000	73,950
				778,797

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Insurance – 0.93%
	MetLife
	6.40% 12/15/36	USD	135,000	$116,101
	6.75% 6/1/16		90,000	100,577
	6.817% 8/15/18		50,000	55,744
	UnitedHealth Group
	5.50% 11/15/12		65,000	69,654
	5.80% 3/15/36		25,000	24,324
	6.00% 2/15/18		60,000	63,154
	WellPoint
	5.00% 1/15/11		50,000	51,548
	7.00% 2/15/19		55,000	62,631
				543,733
Media – 2.62%
	Affinion Group 11.50% 10/15/15		20,000	20,650
	Belo 6.75% 5/30/13		20,000	18,875
#	Cablevision Systems 144A
	8.625% 9/15/17		20,000	20,750
#	Cengage Learning Acquisitions 144A
	10.50% 1/15/15		25,000	23,750
#	Charter Communications
	Operating 144A
	10.00% 4/30/12		30,000	30,675
	10.375% 4/30/14		10,000	10,250
	12.875% 9/15/14		89,000	96,788
	Comcast 4.95% 6/15/16		60,000	61,458
#	Cox Communications 144A
	5.875% 12/1/16		35,000	36,843
	6.95% 6/1/38		30,000	32,463
	8.375% 3/1/39		75,000	92,806
	DIRECTV Holdings 7.625% 5/15/16		65,000	69,875
#	DISH DBS 144A 7.875% 9/1/19		155,000	157,324
	Interpublic Group 6.25% 11/15/14		52,000	49,465
	Lamar Media 6.625% 8/15/15		55,000	51,050
	LIN Television 6.50% 5/15/13		5,000	4,400
#	Mediacom Capital 144A
	9.125% 8/15/19		30,000	30,975
	Nielsen Finance
	Ω0.00% 8/1/16		15,000	11,888
	10.00% 8/1/14		75,000	75,750
	Shaw Communications
	5.65% 10/1/19	CAD	39,000	37,038
	Sinclair Broadcast Group
	8.00% 3/15/12	USD	5,000	4,438
#	Sirius XM Radio 144A
	9.75% 9/1/15		5,000	5,125
#	Terremark Worldwide 144A
	12.00% 6/15/17		15,000	16,425
	Time Warner Cable 6.75% 7/1/18		75,000	82,996
	Time Warner Telecom Holdings
	9.25% 2/15/14		40,000	41,400
#	Univision Communications 144A
	12.00% 7/1/14		55,000	59,400
	Videotron 9.125% 4/15/18		25,000	27,188
	Visant Holding 8.75% 12/1/13		25,000	25,563
#	Vivendi 144A
	5.75% 4/4/13		95,000	98,663
	6.625% 4/4/18		60,000	64,601
	WPP Finance UK 8.00% 9/15/14		140,000	153,729
	XM Satellite Radio Holdings PIK
	10.00% 6/1/11		15,000	14,175
				1,526,776
Real Estate – 0.28%
	Developers Diversified Realty
	5.375% 10/15/12		30,000	28,142
	9.625% 3/15/16		25,000	25,108
	Host Hotels & Resorts
	7.125% 11/1/13		10,000	9,925
	#144A 9.00% 5/15/17		30,000	31,950
	Kimco Realty 6.875% 10/1/19		35,000	35,861
@	Potlatch 12.50% 12/1/09		15,000	15,097
	Ventas Realty 6.50% 6/1/16		20,000	19,500
				165,583
Services Non-Cyclical – 1.23%
	Alliance HealthCare Services
	7.25% 12/15/12		15,000	14,550
	ARAMARK 8.50% 2/1/15		65,000	65,894
	Avis Budget Car Rental
	7.625% 5/15/14		40,000	36,200
	7.75% 5/15/16		25,000	21,875
	Community Health Systems
	8.875% 7/15/15		59,000	60,623
	HCA 9.25% 11/15/16		139,000	144,039
•	HealthSouth 7.218% 6/15/14		30,000	29,550
	Hertz
	8.875% 1/1/14		35,000	35,525
	10.50% 1/1/16		35,000	36,575
	Iron Mountain
	8.00% 6/15/20		55,000	55,550
	8.75% 7/15/18		5,000	5,225
	RSC Equipment Rental
	9.50% 12/1/14		45,000	43,650
	Select Medical 7.625% 2/1/15		65,000	61,181
	Tenet Healthcare 7.375% 2/1/13		55,000	54,725
•	US Oncology Holdings PIK
	6.428% 3/15/12		62,122	54,357
				719,519
Technology – 0.73%
	Avago Technologies Finance
	10.125% 12/1/13		15,000	15,863
	First Data 9.875% 9/24/15		160,000	148,599
	Freescale Semiconductor
	8.875% 12/15/14		175,000	134,750
	SunGard Data Systems
	10.25% 8/15/15		50,000	51,250
#	Unisys 144A 12.75% 10/15/14		25,000	26,625
	Xerox 8.25% 5/15/14		40,000	45,512
				422,599

(continues)     73

Statements of net assets

Delaware Conservative Allocation Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications – 2.96%
	America Movil 5.625% 11/15/17	USD	34,000	$35,321
	AT&T 6.30% 1/15/38		30,000	31,535
	AT&T Wireless 8.125% 5/1/12		100,000	114,169
	Cincinnati Bell
	7.00% 2/15/15		35,000	34,125
	8.25% 10/15/17		40,000	39,425
	Citizens Communications
	7.125% 3/15/19		25,000	23,688
	Cricket Communications
	9.375% 11/1/14		74,000	75,480
	#144A 7.75% 5/15/16		15,000	15,300
	Crown Castle International
	9.00% 1/15/15		40,000	42,100
	Deutsche Telekom International Finance
	5.25% 7/22/13		55,000	58,704
	6.00% 7/8/19		75,000	80,525
#	DigitalGlobe 144A 10.50% 5/1/14		10,000	10,650
#	Global Crossing 144A
	12.00% 9/15/15		50,000	52,750
	Hughes Network Systems
	9.50% 4/15/14		45,000	45,450
	Inmarsat Finance 10.375% 11/15/12		15,000	15,600
#	Intelsat Bermuda 144A
	11.25% 2/4/17		90,000	89,775
	Intelsat Jackson Holdings
	11.25% 6/15/16		79,000	84,925
	Intelsat Subsidiary Holding
	8.875% 1/15/15		30,000	30,675
	Level 3 Financing
	9.25% 11/1/14		25,000	22,156
	12.25% 3/15/13		20,000	20,300
	Lucent Technologies 6.45% 3/15/29		25,000	19,156
	MetroPCS Wireless 9.25% 11/1/14		58,000	59,595
#	NII Capital 144A 10.00% 8/15/16		45,000	47,025
#	PAETEC Holding 144A
	8.875% 6/30/17		20,000	20,000
#	Qwest 144A 8.375% 5/1/16		30,000	31,200
	Sprint Capital 8.75% 3/15/32		115,000	109,250
	Sprint Nextel 6.00% 12/1/16		50,000	44,875
	Telecom Italia Capital
	4.00% 1/15/10		5,000	5,035
	5.25% 10/1/15		145,000	150,307
	7.175% 6/18/19		60,000	67,070
	Telesat Canada
	11.00% 11/1/15		40,000	42,800
	12.50% 11/1/17		20,000	21,400
	Vodafone Group
	5.00% 12/16/13		15,000	16,012
	5.00% 9/15/15		55,000	58,196
	5.375% 1/30/15		35,000	37,552
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		50,000	56,625
	Windstream 8.125% 8/1/13		20,000	20,650
				1,729,401
Transportation – 0.35%
	CSX
	5.75% 3/15/13		15,000	16,007
	6.25% 3/15/18		125,000	135,786
	Delta Air Lines 7.92% 11/18/10		15,000	14,550
	Kansas City Southern Railway
	13.00% 12/15/13		30,000	34,650
				200,993
Utilities – 1.80%
	AES
	8.00% 10/15/17		40,000	40,450
	8.00% 6/1/20		125,000	124,688
#	Calpine Construction Finance 144A
	8.00% 6/1/16		50,000	51,500
#	Centrais Eletricas Brasileiras 144A
	6.875% 7/30/19		100,000	108,500
	Duke Energy 5.05% 9/15/19		25,000	25,323
	Edison Mission Energy
	7.00% 5/15/17		35,000	29,400
	7.20% 5/15/19		20,000	16,300
	7.50% 6/15/13		10,000	9,425
#	Enel Finance International 144A
	3.875% 10/7/14		100,000	99,730
	Energy Future Holdings
	10.875% 11/1/17		20,000	15,200
	Illinois Power 9.75% 11/15/18		135,000	169,751
	Indiana Michigan Power
	7.00% 3/15/19		40,000	46,178
	Mirant North America
	7.375% 12/31/13		5,000	5,000
	NRG Energy
	7.25% 2/1/14		20,000	19,700
	7.375% 2/1/16		100,000	97,000
	Orion Power Holdings
	12.00% 5/1/10		5,000	5,200
	Pennsylvania Electric 5.20% 4/1/20		70,000	69,921
	PPL Electric Utilities
	7.125% 11/30/13		45,000	51,730
•	Puget Sound Energy
	6.974% 6/1/67		35,000	28,194
	Texas Competitive Electric Holdings
	10.25% 11/1/15		52,000	37,700
				1,050,890
Total Corporate Bonds
	(cost $17,794,801)			19,623,219

Foreign Agencies – 0.52%Δ
Cayman Islands – 0.08%
	Petrobras International Finance
	7.875% 3/15/19		42,000	48,668
				48,668

		Principal		Value
		Amount°		(U.S. $)
Foreign Agencies (continued)
Germany – 0.24%
	KFW
	4.875% 6/17/19	USD	75,000	$81,715
	6.00% 2/14/12	RUB	1,800,000	55,395
				137,110
Netherlands – 0.20%
#	Majapahit Holding 144A
	8.00% 8/7/19	USD	109,000	116,903
				116,903
Total Foreign Agencies
	(cost $280,756)			302,681

Municipal Bonds – 0.34%
	California State Taxable Bond
	(Various Purposes)
	7.55% 4/1/39		130,000	145,588
•	Puerto Rico Sales Tax Financing
	Revenue First Subordinate
	Series A 5.00% 8/1/39		50,000	52,126
Total Municipal Bonds
	(cost $182,796)			197,714

Non-Agency Asset-Backed Securities – 1.01%
	Capital Auto Receivables Asset Trust
	Series 2007-3 A3A
	5.02% 9/15/11		50,344	51,292
	Caterpillar Financial Asset Trust
	Series 2008-A A3
	4.94% 4/25/14		90,000	90,976
	Chase Issuance Trust
	Series 2005-A7 A7
	4.55% 3/15/13		35,000	36,547
	Series 2005-A10 A10
	4.65% 12/17/12		35,000	36,381
	CNH Equipment Trust
	•Series 2007-A A4
	0.283% 9/17/12		17,180	17,049
	•Series 2007-B A3B
	0.843% 10/17/11		31,184	31,188
	Series 2008-A A4A
	4.93% 8/15/14		90,000	93,331
	Daimler Chrysler Auto Trust
	Series 2008-B A3A
	4.71% 9/10/12		45,000	46,450
•#	Golden Credit Card Trust
	Series 2008-3 A 144A
	1.243% 7/15/17		100,000	97,367
	John Deere Owner Trust
	Series 2008-A A3
	4.18% 6/15/12		90,000	91,305
Total Non-Agency Asset-Backed
	Securities (cost $572,523)			591,886

Non-Agency Collateralized Mortgage Obligations – 1.74%
	Bank of America Alternative Loan Trust
	Series 2004-2 1A1
	6.00% 3/25/34		2,376	2,293
	Series 2004-10 1CB1
	6.00% 11/25/34		8,012	6,450
	Series 2005-3 2A1
	5.50% 4/25/20		7,589	6,773
	Series 2005-5 2CB1
	6.00% 6/25/35		2,694	1,791
	Series 2005-9 5A1
	5.50% 10/25/20		135,966	124,748
	Bank of America Funding Securities
	Series 2005-6 7A1
	5.50% 7/25/20		5,113	4,691
	Series 2005-8 1A1
	5.50% 1/25/36		32,907	30,141
	•@Series 2006-H 1A2
	4.029% 9/20/46		2,796	507
	ChaseFlex Trust Series 2006-1 A4
	6.30% 6/25/36		100,000	50,854
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21		49,303	47,208
•	Citigroup Mortgage Loan Trust
	Series 2007-AR8 1A3A
	5.818% 8/25/37		165,457	91,067
w	Countrywide Home Loan
	Mortgage Pass Through Trust
	Series 2005-23 A1
	5.50% 11/25/35		51,023	46,734
	@Series 2006-17 A5
	6.00% 12/25/36		21,089	18,352
•	First Horizon Asset Securities
	Series 2007-AR3 2A2
	6.298% 11/25/37		36,577	23,948
•	JPMorgan Mortgage Trust
	Series 2005-A6 1A2
	5.145% 9/25/35		25,000	17,312
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		103,122	95,670
•	MLCC Mortgage Investors
	Series 2004-HB1 A1
	0.606% 4/25/29		204,843	124,085
•	Structured ARM Loan Trust
	Series 2004-3AC A2
	3.257% 3/25/34		42,488	37,921
w	Washington Mutual Mortgage
	Pass Through Certificates
	Series 2004-CB3 4A
	6.00% 10/25/19		10,127	9,266
	•Series 2006-AR10 1A1
	5.922% 9/25/36		29,307	21,880
	•Series 2007-HY1 1A1
	5.678% 2/25/37		40,180	25,643

(continues)     75

Statements of net assets

Delaware Conservative Allocation Portfolio

	Principal		Value
	Amount°		(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2006-1 A3
5.00% 3/25/21	USD	5,292	$4,861
Series 2006-2 3A1
5.75% 3/25/36		40,072	35,063
•Series 2006-AR5 2A1
5.536% 4/25/36		14,682	11,549
•Series 2006-AR6 7A1
5.112% 3/25/36		169,202	151,953
•Series 2006-AR10 5A1
5.592% 7/25/36		31,337	23,513
Total Non-Agency Collateralized
Mortgage Obligations
(cost $876,537)			1,014,273

Regional Authorities – 0.18%Δ
Canada – 0.18%
Province of Ontario Canada
4.00% 10/7/19		55,000	55,072
4.40% 6/2/19	CAD	49,000	47,526
Total Regional Authorities
(cost $101,644)			102,598

«Senior Secured Loans – 0.46%
Dana Holdings Term Tranche
Loan B 9.00% 1/30/15	USD	60,000	53,834
Energy Futures Holdings Term
Tranche Loan B2
3.754% 10/10/14		63,837	50,997
Ford Motor Term Tranche Loan B
3.25% 12/15/13		114,311	101,880
Nuveen Investments 2nd Lien
Term Tranche Loan
12.50% 7/31/15		60,000	60,200
Total Senior Secured Loans
(cost $241,783)			266,911

Sovereign Debt – 1.00%Δ
Brazil – 0.34%
Republic of Brazil 12.50% 1/5/16	BRL	324,000	201,820
			201,820
Indonesia – 0.19%
Indonesia Government
10.75% 5/15/16	IDR	981,000,000	109,219
			109,219
Mexico – 0.41%
Mexican Bonos
7.25% 12/15/16	MXN	287,000	20,730
10.00% 11/20/36	MXN	2,470,000	208,019
United Mexican States
5.95% 3/19/19	USD	8,000	8,440
			237,189
Russia – 0.03%
Russian Eurobond
7.50% 3/31/30		14,400	15,777
			15,777
Turkey – 0.03%
Republic of Turkey
7.375% 2/5/25		16,000	17,461
			17,461
Total Sovereign Debt
(cost $529,928)			581,466

Supranational Banks – 1.17%
European Investment Bank
3.125% 6/4/14		20,000	20,489
6.00% 8/14/13	AUD	433,000	386,432
6.25% 4/15/14	GBP	30,000	54,674
^10.902% 3/30/16	TRY	130,000	44,576
11.25% 2/14/13	BRL	220,000	128,084
International Bank for
Reconstruction & Development
10.00% 4/5/12	RUB	1,500,000	50,039
Total Supranational Banks
(cost $626,930)			684,294

U.S. Treasury Obligations – 2.61%
U.S. Treasury Bond
4.25% 5/15/39	USD	60,000	62,091
U.S. Treasury Notes
2.375% 9/30/14		380,000	381,099
3.00% 9/30/16		95,000	95,408
¥3.625% 8/15/19		960,000	985,650
Total U.S. Treasury Obligations
(cost $1,490,266)			1,524,248

	Number of
	Shares
Preferred Stock – 0.09%
† Braskem Class A		990	6,259
• PNC Financial Services 8.25%		15,000	14,300
@ Transneft 0.82%		40	33,200
Total Preferred Stock
(cost $34,509)			53,759

	Principal
	Amount°
≠Discounted Commercial Paper – 2.17%
ING (US) Funding
0.401% 1/6/10	USD	425,000	424,658
JPMorgan Chase Bank
0.22% 12/9/09		340,000	339,828
Yale University 0.32% 10/15/09		500,000	499,964
Total Discounted Commercial Paper
(cost $1,264,336)			1,264,450

	Principal		Value
	Amount°		(U.S. $)
≠Discount Notes – 6.62%
Fannie Mae 0.04% 10/14/09	USD	2,288,070	$2,288,034
Federal Home Loan Bank
0.001% 10/1/09		913,939	913,939
0.01% 10/9/09		199,121	199,121
0.03% 10/28/09		66,606	66,605
0.04% 10/30/09		398,242	398,237
Total Discount Notes
(cost $3,865,927)			3,865,936

Total Value of Securities – 101.09%
(cost $54,898,129)			58,987,382
Liabilities Net of Receivables
and Other Assets – (1.09%)			(638,045)
Net Assets Applicable to 6,230,868
Shares Outstanding – 100.00%			$58,349,337

Net Asset Value – Delaware Conservative Allocation
Portfolio Class A ($43,873,456 / 4,685,908 Shares)			$9.36
Net Asset Value – Delaware Conservative Allocation
Portfolio Class B ($892,046 / 95,114 Shares)			$9.38
Net Asset Value – Delaware Conservative Allocation
Portfolio Class C ($4,003,931 / 429,017 Shares)			$9.33
Net Asset Value – Delaware Conservative Allocation
Portfolio Class R ($839,484 / 89,813 Shares)			$9.35
Net Asset Value – Delaware Conservative Allocation
Portfolio Institutional Class ($8,740,420 / 931,016 Shares)			$9.39

Components of Net Assets at September 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)			$53,842,661
Undistributed net investment income			1,269,181
Accumulated net realized loss on investments			(853,633)
Net unrealized appreciation of investments
and foreign currencies			4,091,128
Total net assets			$58,349,337

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
COP — Columbian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
SEK — Swedish Krona
TRY — Turkish Lira
USD — United States Dollar
ZAR — South African Rand

¥	Fully or partially pledged as collateral for financial futures contracts.

•	Variable rate security. The rate shown is the rate as of September 30, 2009.

w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $4,875,529, which represented 8.36% of the Portfolio’s net assets. See Note 11 in “Notes to financial statements.”

@

Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $368,875, which represented 0.63% of the Portfolio’s net assets. See Note 11 in “Notes to financial statements.”

≠	The rate shown is the effective yield at time of purchase.

Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2009.

†	Non income producing security.

«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Δ	Securities have been classified by country of origin.

§	Developed Markets — countries that are thought to be most developed and therefore less risky than emerging markets.

X	Emerging Markets — developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR — American Depositary Receipts
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GDR — Global Depositary Receipts
NVDR — Non-Voting Depositary Receipts
PIK — Pay-in-kind
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — year

(continues)     77

Statements of net assets

Delaware Conservative Allocation Portfolio

Net Asset Value and Offering Price Per Share –
Delaware Conservative Allocation Portfolio
Net asset value Class A (A)	$9.36
Sales charge (5.75% of offering price) (B)	0.57
Offering price	$9.93

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

1 The following foreign currency exchange contracts, financial futures contracts, options contracts and swap contract were outstanding at September 30, 2009:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(6,508)	USD	5,731	10/30/09	$4
BRL	298,342	USD	(163,745)	10/30/09	3,882
CAD	44,000	USD	(40,460)	10/1/09	633
CAD	58,307	USD	(54,344)	10/30/09	113
CAD	186,035	USD	(173,642)	10/30/09	110
COP	372,219,993	USD	(193,261)	10/30/09	33
EUR	45,021	USD	(66,000)	10/30/09	(126)
GBP	119	USD	(188)	10/30/09	2
IDR	1,110,230,000	USD	(114,634)	11/30/09	(936)
ILS	293,755	USD	(77,000)	11/20/09	987
KRW	312,676,497	USD	(261,086)	10/30/09	4,581
KRW	77,583,000	USD	(66,000)	10/30/09	(81)
NOK	201,466	USD	(34,411)	10/30/09	436
NOK	2,240,286	USD	(383,191)	10/30/09	4,307
NZD	180,425	USD	(130,032)	10/30/09	(11)
PHP	(46,426)	USD	970	10/2/09	(5)
PLN	126,054	USD	(44,661)	10/30/09	(855)
PLN	(121,298)	USD	41,468	10/30/09	(685)
PLN	554,611	USD	(196,671)	10/30/09	(3,936)
SEK	506,308	USD	(74,256)	10/30/09	(1,615)
SEK	1,715,845	USD	(252,028)	10/30/09	(5,851)
TRY	305,123	USD	(203,850)	12/1/09	(503)
ZAR	145	USD	(20)	10/1/09	(1)
ZAR	221	USD	(30)	10/5/09	(1)
					$482

Financial Futures Contracts

	Notional	Notional	Expiration	Unrealized
Contract to Sell	Proceeds	Value	Date	Depreciation
(1) U.S. Treasury
10 yr Note	$(117,982)	$(118,328)	12/21/09	$(347)

Options Contracts

	Number of	Notional	Exercise	Expiration	Unrealized
Description	Contracts	Value	Price	Date	Depreciation
Long Put Options
U.S. Treasury
10 yr Notes	9	6,443	116.5	10/23/09	$(3,490)

Swap Contract
CDS Contract

		Annual
Swap Counterparty &	Notional	Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Appreciation
Protection Sold:
Citigroup Global
Markets MetLife
5 yr CDS	$30,000	5.00%	9/20/14	$959

The use of foreign currency exchange contracts, financial futures contracts, and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1 See Note 9 in “Notes to financial statements.”

See accompanying notes

Delaware Foundation® Equity Fund

September 30, 2009

		Number of	Value
		Shares	(U.S. $)
Common Stock – 81.65%
U.S. Markets – 44.92%
Consumer Discretionary – 4.28%
†	Aeropostale	21	$913
†	AFC Enterprises	34	286
	American Eagle Outfitters	55	927
†	Bally Technologies	15	576
†	Buffalo Wild Wings	13	541
	Burger King Holdings	56	985
†	CEC Entertainment	11	284
†	Citi Trends	17	484
	CKE Restaurants	60	629
	DeVry	15	830
	Gap	195	4,173
†	G-III Apparel Group	26	368
	Guess	26	963
†	Gymboree	13	629
†	Hibbett Sports	21	383
†	Iconix Brand Group	29	362
†	Jack in the Box	30	615
	Jarden	53	1,488
†	Jo-Ann Stores	15	402
†	Lincoln Educational Services	26	595
	Mattel	234	4,320
	McDonald’s	32	1,826
	National CineMedia	26	441
	NIKE Class B	70	4,529
†	Papa John’s International	15	369
	Phillips-Van Heusen	13	556
†	Shuffle Master	30	283
	Staples	199	4,621
	Tanger Factory Outlet Centers	15	560
	Time Warner Cable	34	1,465
†	Tractor Supply	13	629
†	Ulta Salon Cosmetics & Fragrance	34	561
†	Urban Outfitters	45	1,358
†	Viacom Class B	32	897
	Wal-Mart Stores	45	2,209
	Weight Watchers International	82	2,250
†	WMS Industries	32	1,426
			44,733
Consumer Staples – 4.53%
	Archer-Daniels-Midland	160	4,675
	Bunge	30	1,878
	Casey’s General Stores	24	753
†	Chattem	11	731
	Coca-Cola	9	483
	Colgate-Palmolive	17	1,297
	CVS Caremark	162	5,790
	Heinz (H.J.)	110	4,373
	Kimberly-Clark	75	4,424
	Kraft Foods Class A	160	4,203
	Lance	9	232
	PepsiCo	39	2,288
	Procter & Gamble	116	6,718
	Safeway	217	4,279
†	Susser Holdings	24	302
	Walgreen	132	4,946
			47,372
Energy – 3.69%
	Anadarko Petroleum	11	690
	Arch Coal	21	465
	Berry Petroleum Class A	21	562
†	Bristow Group	13	386
†	Carrizo Oil & Gas	34	833
	Chesapeake Energy	28	795
	Chevron	85	5,986
	ConocoPhillips	95	4,290
	Devon Energy	15	1,010
	EOG Resources	76	6,346
	EQT	17	724
	Exxon Mobil	71	4,871
†	Key Energy Services	46	400
	Lufkin Industries	9	479
	Marathon Oil	130	4,147
†	National Oilwell Varco	20	863
	Noble	19	721
	Occidental Petroleum	21	1,646
	Penn Virginia	26	596
†	Rosetta Resources	26	382
	Schlumberger	32	1,907
†	Willbros Group	34	518
			38,617
Financials – 5.43%
	AFLAC	31	1,325
	Alexandria Real Estate Equities	5	272
	Allstate	145	4,440
	AmTrust Financial Services	28	319
	Apollo Investment	47	449
	Bank of America	38	643
	Bank of New York Mellon	338	9,799
	Berkley (W.R.)	30	758
	Capital One Financial	26	929
	City Holding	15	447
	CME Group	14	4,315
	Dime Community Bancshares	47	537
	EastGroup Properties	13	497
	Entertainment Properties Trust	11	376
	First Mercury Financial	26	346
	First Niagara Financial Group	30	370
	Flushing Financial	26	296
	Goldman Sachs Group	13	2,397
	Hanover Insurance Group	15	620
	Harleysville Group	15	475
	Home Properties	17	733
	Host Hotels & Resorts	62	730
	Independent Bank	23	509
†	IntercontinentalExchange	47	4,568
	JPMorgan Chase	58	2,542

(continues)     79

Statements of net assets

Delaware Foundation® Equity Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
†	Nasdaq OMX Group	43	$905
	optionsXpress Holdings	36	622
†	ProAssurance	13	678
	Prosperity Bancshares	17	591
	Protective Life	13	278
	Provident Financial Services	39	401
	Prudential Financial	23	1,148
†	RiskMetrics Group	24	351
	RLI	9	475
	Smithtown Bancorp	15	173
	Sovran Self Storage	17	517
	TCF Financial	64	835
†	Texas Capital Bancshares	26	438
	Travelers	114	5,612
	Trustmark	24	457
	Turkish Investment Fund	100	1,220
	Univest Corporation of Pennsylvania	11	238
	Washington Federal	28	472
	Webster Financial	24	299
	Wells Fargo	83	2,339
			56,741
Health Care – 7.14%
	Abbott Laboratories	41	2,028
†	Align Technology	28	398
†	Alkermes	53	487
	Allergan	109	6,186
†	Alliance HealthCare Services	38	215
†	Amgen	26	1,566
†	AMN Healthcare Services	45	428
	Bristol-Myers Squibb	188	4,234
	Cardinal Health	155	4,154
†	Catalyst Health Solutions	23	670
†	Celera	60	374
†	Celgene	13	727
†	Conmed	28	537
†	CryoLife	47	375
†	Express Scripts	19	1,474
†	Gen-Probe	23	953
†	Gilead Sciences	121	5,636
	Johnson & Johnson	119	7,256
†	Medco Health Solutions	89	4,923
	Merck	187	5,915
†	Merit Medical Systems	23	399
†	Odyssey HealthCare	26	325
†	ONYX Pharmaceuticals	23	689
†	OSI Pharmaceuticals	15	530
	Pfizer	256	4,237
†	PharMerica	17	316
†	Psychiatric Solutions	24	642
	Quest Diagnostics	85	4,436
†	Quidel	23	373
†	Regeneron Pharmaceuticals	26	502
†	Res-Care	28	398
†	SonoSite	17	450
†	Sun Healthcare Group	51	441
†	Thermo Fisher Scientific	26	1,135
†	United Therapeutics	8	392
	UnitedHealth Group	149	3,731
†	Vertex Pharmaceuticals	17	644
	West Pharmaceutical Services	15	609
	Wyeth	122	5,926
			74,711
Industrials – 4.14%
	AAON	19	382
	Acuity Brands	13	419
	Administaff	19	499
	American Ecology	21	393
	Applied Industrial Technologies	23	487
	Barnes Group	26	444
†	Chart Industries	36	777
†	Columbus McKinnon	30	455
†	CRA International	13	355
	Deere	13	558
†	DynCorp International Class A	32	576
†	ESCO Technologies	8	315
†	Esterline Technologies	13	510
	Expeditors International Washington	118	4,148
	Fluor	19	966
†	FTI Consulting	13	554
	General Electric	133	2,184
	Goodrich	21	1,141
†	GrafTech International	47	691
	Granite Construction	17	526
	Healthcare Services Group	28	514
	Honeywell International	34	1,263
†	Hub Group Class A	24	548
†	Kadant	24	291
†	Kforce	53	637
	Koppers Holdings	15	445
	Lockheed Martin	17	1,327
	McGrath RentCorp	23	489
†	Metalico	64	267
	Norfolk Southern	24	1,035
	Northrop Grumman	85	4,399
	Republic Services	24	638
	Rockwell Collins	15	762
	Roper Industries	15	765
†	Tetra Tech	17	451
†	Titan Machinery	24	300
	Triumph Group	15	720
†	Tutor Perini	21	447
	United Parcel Service Class B	69	3,896
†	United Stationers	15	714
	United Technologies	32	1,950

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials (continued)
†	URS	17	$742
	Waste Management	143	4,264
			43,244
Information Technology – 10.70%
†	Adobe Systems	106	3,502
	American Software Class A	38	248
†	Anixter International	19	762
†	Apple	56	10,380
†	Applied Micro Circuits	43	430
†	Atheros Communications	19	504
†	Blackboard	11	416
†	Cisco Systems	115	2,707
†	Digital River	16	645
†	EMC	96	1,636
†	Emdeon Class A	2	32
†	FARO Technologies	26	447
†	Google Class A	19	9,420
	Hewlett-Packard	55	2,597
	iGate	63	541
	infoGROUP	77	540
†	Informatica	28	632
	Intel	343	6,713
	International Business Machines	45	5,382
†	Intuit	175	4,988
†	IPG Photonics	20	304
	IXYS	43	366
†	j2 Global Communications	19	437
†	JDA Software Group	23	505
†	Lawson Software	79	493
	MasterCard Class A	22	4,447
†	McAfee	28	1,226
	Microsoft	143	3,702
	Motorola	505	4,338
†	NetApp	38	1,014
†	NETGEAR	24	440
	NIC	34	302
†	Nuance Communications	49	733
†	ON Semiconductor	62	512
†	priceline.com	12	1,990
†	Progress Software	26	589
	QUALCOMM	188	8,456
	Quality Systems	11	677
†	Radiant Systems	36	387
†	Rofin-Sinar Technologies	13	298
†	Sapient	68	547
†	SAVVIS	32	506
†	Semtech	24	408
†	SolarWinds	17	375
†	Symantec	246	4,052
†	Synaptics	19	479
†	Tekelec	39	641
†	TeleTech Holdings	28	478
†	Teradata	158	4,348
	United Online	66	531
†	ValueClick	49	646
†	VeriSign	188	4,454
†	ViaSat	24	638
	Visa Class A	87	6,013
†	Vocus	24	501
	Xerox	455	3,522
			111,877
Materials – 1.83%
	Alcoa	73	958
	Compass Minerals International	3	185
	Dow Chemical	58	1,512
	duPont (E.I.) deNemours	132	4,242
	Freeport-McMoRan Copper & Gold	20	1,372
	Lubrizol	19	1,358
	Newmont Mining	10	440
	Olin	22	384
†	Owens-Illinois	34	1,255
	Praxair	45	3,676
	Rock-Tenn Class A	15	707
†	Rockwood Holdings	30	617
	Schulman (A.)	26	518
	Silgan Holdings	13	685
	United States Steel	28	1,242
			19,151
Telecommunications – 1.80%
	Alaska Communications Systems Group	56	518
†	Arris Group	15	195
	AT&T	182	4,916
†	Crown Castle International	172	5,394
†	Knology	49	478
†	MetroPCS Communications	49	459
	NTELOS Holdings	26	459
	Verizon Communications	211	6,387
			18,806
Utilities – 1.38%
	Cleco	26	652
	Edison International	125	4,198
	Exelon	21	1,042
	FirstEnergy	15	686
	Otter Tail	15	359
	Piedmont Natural Gas	21	503
	Progress Energy	109	4,257
	Sempra Energy	21	1,046
	UIL Holdings	17	449
	UNITIL	15	337
	Wisconsin Energy	21	949
			14,478
Total U.S. Markets
	(cost $452,639)		469,730

(continues)     81

Statements of net assets

Delaware Foundation® Equity Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets – 24.89%
Consumer Discretionary – 5.67%
	Autoliv	163	$5,477
†	Bayerische Motoren Werke	116	5,586
	Don Quijote	200	4,745
†	Esprit Holdings	700	4,697
†	PPR	47	6,024
†	Publicis Groupe	116	4,652
	Round One	300	2,543
	Singapore Airlines ADR	279	5,357
	Techtronic Industries	5,500	4,563
†	Tom Group	8,000	599
†	Toyota Motor	100	3,977
	Vivendi	186	5,755
†	WPP	303	2,600
	Yue Yuen Industrial Holdings	1,000	2,774
			59,349
Consumer Staples – 2.11%
	Coca-Cola Amatil	629	5,444
	First Pacific	2,000	1,339
@	Greggs	605	3,872
	Metro	93	5,262
	Parmalat	2,235	6,177
			22,094
Energy – 1.72%
	BP	419	3,703
	CNOOC	4,000	5,378
†	Nabors Industries	34	711
	Total	70	4,159
†	Transocean	47	4,020
			17,971
Financials – 2.80%
	Aspen Insurance Holdings	43	1,138
	AXA	186	5,035
	Banco Santander	349	5,617
	Everest Re Group	9	789
	Franshion Properties China	2,000	568
	Max Capital Group	30	641
	Mitsubishi UFJ Financial Group	1,000	5,382
	Nordea Bank	489	4,924
	Standard Chartered	210	5,178
			29,272
Health Care – 2.34%
	Astellas Pharma	100	4,110
	AstraZeneca	47	2,106
†	Eurand	41	621
	Novartis	116	5,804
	Novo Nordisk ADR	63	3,966
	Novo Nordisk Class B	70	4,383
	Sanofi-Aventis	47	3,449
			24,439
Industrials – 4.47%
	Asahi Glass	1,000	8,075
	Cie de Saint-Gobain	116	6,017
	Deutsche Post	303	5,684
	Finmeccanica	326	5,762
	IESI-BFC	30	388
	Koninklijke Philips Electronics	233	5,673
	Teleperformance	186	6,241
	Tomkins	1,653	4,984
	Vallourec	23	3,897
			46,721
Information Technology – 1.56%
	Accenture Class A	23	857
†	CGI Group Class A	885	10,364
	Nokia	349	5,132
			16,353
Materials – 1.91%
†	Agrium	93	4,630
	Alumina ADR	70	445
†	Anglo American	20	637
	Lafarge	70	6,263
†	Linde	47	5,105
	Syngenta ADR	62	2,849
			19,929
Telecommunications – 1.82%
	China Mobile ADR	60	2,947
	China Unicom Hong Kong ADR	250	3,560
	France Telecom	93	2,477
	Philippine Long Distance
	Telephone ADR	10	514
	Telstra	815	2,351
	TELUS	70	2,258
	Vodafone Group	2,212	4,956
			19,063
Utilities – 0.49%
†	Metro Pacific Investments	3,000	208
	National Grid	512	4,937
			5,145
Total Developed Markets
	(cost $250,247)		260,336

XEmerging Markets – 11.84%
Consumer Discretionary – 0.52%
†	Focus Media Holding ADR	160	1,766
	Grupo Televisa ADR	130	2,417
@	Oriental Holdings	400	636
	Sun International	50	584
			5,403

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Consumer Staples – 0.74%
†	Brazil Foods ADR	10	$533
†@	Cresud ADR	140	1,805
	Fomento Economico Mexicano ADR	40	1,522
	Gudang Garam	1,000	1,545
	Tongaat Hulett	70	876
†	Wimm-Bill-Dann Foods ADR	20	1,430
			7,711
Energy – 2.51%
	China Petroleum & Chemical ADR	10	852
	Gazprom ADR	140	3,322
	LUKOIL ADR	30	1,626
	PetroChina ADR	20	2,275
	Petroleo Brasileiro SA ADR	80	3,672
	Petroleo Brasileiro SP ADR	140	5,502
@	PTT Exploration & Production	500	2,163
#	Reliance Industries GDR 144A	20	1,840
	Sasol	70	2,632
	Surgutneftegaz ADR	110	942
	Tambang Batubara Bukit Asam	1,000	1,462
			26,288
Financials – 1.59%
	Banco Bradesco ADR	70	1,392
	Bangkok Bank	400	1,473
	Hong Leong Bank	400	759
@	IRSA Inversiones y
	Representaciones GDR	110	913
	Itau Unibanco Holding ADR	100	2,015
†	KB Financial Group ADR	70	3,603
	KLCC Property Holdings	600	576
	OTP Bank	20	571
	Redecard	100	1,546
	Sberbank	840	1,672
	Standard Bank Group	100	1,293
†	UEM Land Holdings	900	406
	VTB Bank GDR	110	422
			16,641
Industrials – 0.53%
†	Empresas	340	801
	Guangshen Railway ADR	30	602
	Siam Cement NVDR	500	3,322
	United Tractors	500	809
			5,534
Information Technology – 0.88%
	LG Display ADR	40	573
†	Shanda Games ADR	75	878
†	Shanda Interactive Entertainment ADR	3	154
†	Sina	30	1,139
	Taiwan Semiconductors
	Manufacturing ADR	250	2,740
	TravelSky Technology	1,000	766
	United Microelectronics ADR	780	2,964
			9,214
Materials – 1.69%
	Aneka Tambang	2,000	508
	ArcelorMittal South Africa	70	1,118
	Braskem ADR	100	1,259
†	Cemex ADR	140	1,809
	Cia de Minas Buenaventura ADR	40	1,408
	Gold Fields ADR	90	1,240
	Impala Platinum Holdings	30	699
	Israel Chemicals	80	915
†	Real Gold Mining	500	570
	Vale ADR	300	6,939
†	Votorantim Celulose e Papel ADR	70	1,149
			17,614
Telecommunications – 2.29%
	America Movil ADR	40	1,753
†	Blue Label Telecoms	38	30
	China Telecom ADR	20	946
	Chunghwa Telecom ADR	386	6,962
	KT ADR	70	1,217
	Mobile Telesystems ADR	20	965
	SK Telecom ADR	90	1,571
†	Telecom Argentina ADR	120	1,919
	Telkom	150	863
	Tim Participacoes ADR	30	738
	Turkcell Iletisim Hizmet ADR	100	1,787
†	Vodacom Group	700	5,233
			23,984
Utilities – 1.09%
	Centrais Eletricas Brasileiras	500	7,775
	Cia Energetica de Sao Paulo	70	778
	Korea Electric Power ADR	130	1,981
	Tanjong	200	867
			11,401
Total Emerging Markets
	(cost $113,507)		123,790
Total Common Stock
	(cost $816,393)		853,856

Exchange Traded Funds – 8.91%
Equity Fund – 8.91%
	iShares MSCI EAFE Growth Index	1,600	85,360
	iShares MSCI Emerging Markets
	Index Fund	70	2,724
	iShares MSCI South Korea
	Index Fund	50	2,369
	iShares MSCI Taiwan Index Fund	220	2,706
Total Exchange Traded Funds
	(cost $89,203)		93,159

(continues)     83

Statements of net assets

Delaware Foundation® Equity Fund

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
≠Discount Notes – 2.19%
Fannie Mae 0.04% 10/14/09	$13,577	$13,577
Federal Home Loan Bank
0.001% 10/1/09	5,423	5,423
0.01% 10/9/09	1,180	1,180
0.03% 10/28/09	395	395
0.04% 10/30/09	2,360	2,361
Total Discount Notes
(cost $22,935)		22,936

Total Value of Securities – 92.75%
(cost $928,531)		969,951
Receivables and Other Assets
Net of Liabilities – 7.25%		75,848
Net Assets Applicable to 117,719
Shares Outstanding – 100.00%		$1,045,799

Net Asset Value – Delaware Foundation Equity Fund
Class A ($5,251 / 591 Shares)		$8.88
Net Asset Value – Delaware Foundation Equity Fund
Class C ($5,792 / 652 Shares)		$8.88
Net Asset Value – Delaware Foundation Equity Fund
Class R ($5,251 / 591 Shares)		$8.88
Net Asset Value – Delaware Foundation Equity Fund
Institutional Class ($1,029,505 / 115,885 Shares)		$8.88

Components of Net Assets at September 30, 2009:
Shares of beneficial interest
(unlimited authorization – no par)		$1,000,653
Undistributed net investment income		2
Accumulated net realized gain on investments		3,724
Net unrealized appreciation of investments		41,420
Total net assets		$1,045,799

†	Non income producing security.

@	Illiquid security. At September 30, 2009, the aggregate amount of illiquid securities was $9,389, which represented 0.90% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2009, the aggregate amount of Rule 144A securities was $1,840, which represented 0.18% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

§	Developed Markets — countries that are thought to be most developed and therefore less risky than emerging markets.

X	Emerging Markets — developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
NVDR — Non Voting Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware Foundation Equity Fund
Net asset value Class A (A)	$8.88
Sales charge (5.75% of offering price) (B)	0.54
Offering price	$9.42

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements of operations

Delaware Foundation® Funds

Year/Period Ended September 30, 2009

				Delaware
	Delaware	Delaware	Delaware	Foundation
	Aggressive	Moderate	Conservative	Equity Fund
	Allocation	Allocation	Allocation	8/31/09* to
	Portfolio	Portfolio	Portfolio	9/30/09
Investment Income:
Interest	$726,847	$3,732,186	$1,819,161	$10
Dividends	939,282	2,285,376	484,747	1,958
Foreign tax withheld	(37,510)	(94,974)	(17,981)	(41)
	1,628,619	5,922,588	2,285,927	1,927

Expenses:
Management fees	281,618	889,640	302,441	551
Distribution expenses – Class A	73,325	268,394	103,324	1
Distribution expenses – Class B	34,332	41,583	6,170	—
Distribution expenses – Class C	41,735	69,513	30,306	4
Distribution expenses – Class R	9,102	7,438	4,630	3
Dividend disbursing and transfer agent fees and expenses	153,442	299,364	112,134	250
Registration fees	61,439	51,297	56,280	5,146
Custodian fees	39,995	49,881	40,789	453
Pricing fees	30,311	37,303	31,179	2,208
Reports and statements to shareholders	23,097	47,660	26,900	5,234
Audit and tax	21,310	35,073	21,693	11,050
Accounting and administration expenses	17,330	54,747	18,612	34
Legal fees	11,733	49,833	12,632	1,523
Trustees’ fees	3,125	9,189	3,330	3
Insurance fees	1,227	3,767	1,328	—
Dues and services	774	1,718	766	—
Consulting fees	570	22,117	616	—
Trustees’ expenses	224	1,094	244	—
	804,689	1,939,611	773,374	26,460
Less fees waived	(273,042)	(331,688)	(220,090)	(25,682)
Less waived distribution expenses – Class A	(12,221)	(43,240)	(17,224)	—
Less waived distribution expenses – Class R	(1,517)	(1,240)	(772)	(1)
Less expense paid indirectly	(172)	(5)	(108)	—
Total operating expenses	517,737	1,563,438	535,180	777
Net Investment Income	1,110,882	4,359,150	1,750,747	1,150

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	(2,972,056)	(18,396,653)	207,335	3,724
Foreign currencies	38,305	681,163	90,100	(1,148)
Futures contracts	(34,438)	140,504	(66,429)	—
Written options		53	27	—
Swap contracts	(17,171)	76,607	(44,937)	—
Net realized gain (loss)	(2,985,360)	(17,498,326)	186,096	2,576
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	5,485,548	53,178,006	5,429,024	41,420
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	2,500,188	35,679,680	5,615,120	43,996

Net Increase in Net Assets Resulting from Operations	$3,611,070	$40,038,830	$7,365,867	$45,146

*Date of commencement of operations.

See accompanying notes

Statements of changes in net assets

Delaware Foundation® Funds

	Delaware Aggressive		Delaware Moderate
	Allocation Portfolio		Allocation Portfolio
	Year Ended		Year Ended
	9/30/09	9/30/08	9/30/09	9/30/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,110,882	$396,724	$4,359,150	$798,552
Net realized gain (loss) on investments and foreign currencies	(2,985,360)	3,097,345	(17,498,326)	1,758,238
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	5,485,548	(15,194,387)	53,178,006	(11,647,627)
Net increase (decrease) in net assets resulting from operations	3,611,070	(11,700,318)	40,038,830	(9,090,837)
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(872,727)	(473,861)	(1,012,592)
Class B	—	(122,913)	(17,727)	(86,136)
Class C	—	(106,057)	(34,011)	(123,895)
Class R	—	(49,238)	(13,011)	(27,732)
Institutional Class	—	(5,460)	(393,987)	(2,687)
Net realized gain on investments:
Class A	(807,365)	(1,068,846)	(272,507)	(727,913)
Class B	(119,033)	(217,256)	(24,463)	(87,434)
Class C	(138,976)	(187,462)	(46,082)	(125,763)
Class R	(47,801)	(67,367)	(9,255)	(22,142)
Institutional Class	(311,326)	(6,073)	(188,786)	(1,762)
	(1,424,501)	(2,703,399)	(1,473,690)	(2,218,056)
Capital Share Transactions:
Proceeds from shares sold:
Class A	6,507,726	7,195,153	11,349,948	10,066,890
Class B	369,486	593,840	437,799	774,077
Class C	1,617,151	1,917,590	2,835,338	3,242,771
Class R	525,153	695,702	229,104	484,556
Institutional Class	14,881,664	417,652	49,246,731	1,475,947
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	796,508	1,900,131	734,304	1,705,988
Class B	114,911	330,233	40,060	166,444
Class C	133,495	282,977	77,655	238,880
Class R	47,801	116,605	22,266	49,873
Institutional Class	311,326	11,532	582,773	4,448

Net assets from merger*
Class A	—	—	130,797,481	—
Class B	—	—	3,470,587	—
Class C	—	—	3,173,454	—
Class R	—	—	239,321	—
Institutional Class	—	—	195,646	—
	25,305,221	13,461,415	203,432,467	18,209,874
Cost of shares repurchased:
Class A	(5,925,858)	(10,211,731)	(15,134,544)	(7,304,868)
Class B	(1,228,739)	(2,321,153)	(2,446,117)	(1,768,182)
Class C	(1,538,679)	(1,769,840)	(2,505,212)	(2,130,780)
Class R	(375,748)	(798,223)	(285,747)	(218,813)
Institutional Class	(3,786,168)	(194,340)	(17,696,258)	(80,223)
	(12,855,192)	(15,295,287)	(38,067,878)	(11,502,866)
Increase (decrease) in net assets derived from capital share transactions	12,450,029	(1,833,872)	165,364,589	6,707,008
Net Increase (Decrease) in Net Assets	14,636,598	(16,237,589)	203,929,729	(4,601,885)

Net Assets:
Beginning of year	38,548,716	54,786,305	47,332,192	51,934,077
End of year	$53,185,314	$38,548,716	$251,261,921	$47,332,192

Undistributed (accumulated) net investment income (loss)	$1,099,699	$(2,354)	$4,320,454	$391,653

*See Note 7 in “Notes to financial statements.”

See accompanying notes

	Delaware Conservative		Delaware Foundation®
	Allocation Portfolio		Equity Fund
	Year Ended		8/31/09* to
	9/30/09	9/30/08	9/30/09
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,750,747	$1,065,240	$1,150
Net realized gain (loss) on investments and foreign currencies	186,096	(525,706)	2,576
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	5,429,024	(5,599,625)	41,420
Net increase (decrease) in net assets resulting from operations	7,365,867	(5,060,091)	45,146
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(843,639)	(1,305,378)	—
Class B	(9,648)	(22,864)	—
Class C	(60,189)	(82,914)	—
Class R	(19,017)	(24,802)	—
Institutional Class	(200,536)	(3,086)	—
Net realized gain on investments:
Class A	—	(398,865)	—
Class B	—	(9,018)	—
Class C	—	(32,703)	—
Class R	—	(8,185)	—
Institutional Class	—	(878)	—
	(1,133,029)	(1,888,693)	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	9,697,648	7,125,018	5,025
Class B	470,419	424,471	—
Class C	1,874,501	3,567,837	5,576
Class R	193,379	328,890	5,026
Institutional Class	10,534,626	118,632	985,026
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	831,823	1,685,763	—
Class B	5,939	24,349	—
Class C	53,926	103,034	—
Class R	19,017	32,986	—
Institutional Class	200,536	3,963	—
	23,881,814	13,414,943	1,000,653
Cost of shares repurchased:
Class A	(6,886,632)	(6,966,814)	—
Class B	(346,417)	(472,746)	—
Class C	(1,624,932)	(2,014,785)	—
Class R	(323,132)	(150,137)	—
Institutional Class	(3,304,357)	(3,124)	—
	(12,485,470)	(9,607,606)	—
Increase in net assets derived from capital share transactions	11,396,344	3,807,337	1,000,653
Net Increase (Decrease) in Net Assets	17,629,182	(3,141,447)	1,045,799

Net Assets:
Beginning of year	40,720,155	43,861,602	—
End of year	$58,349,337	$40,720,155	$1,045,799

Undistributed net investment income	$1,269,181	$660,144	$2

*Date of commencement of Operations.

See accompanying notes

Financial highlights

Delaware Aggressive Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.340	$11.350	$10.610	$10.080	$8.740

Income (loss) from investment operations:
Net investment income[1]	0.191	0.103	0.107	0.108	0.043
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.385	(2.519)	1.372	0.580	1.346
Total from investment operations	0.576	(2.416)	1.479	0.688	1.389

Less dividends and distributions from:
Net investment income	—	(0.267)	(0.163)	(0.101)	(0.049)
Net realized gain on investments	(0.246)	(0.327)	(0.576)	(0.057)	—
Total dividends and distributions	(0.246)	(0.594)	(0.739)	(0.158)	(0.049)

Net asset value, end of period	$8.670	$8.340	$11.350	$10.610	$10.080

Total return[2]	7.85%	(22.51% )	14.52%	6.89%	15.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,085	$27,329	$38,495	$36,699	$28,326
Ratio of expenses to average net assets	1.11%	0.81%	0.81%	0.80%	0.83%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.79%	1.12%	1.05%	1.13%	1.11%
Ratio of net investment income to average net assets	2.65%	1.04%	0.98%	1.06%	0.45%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	1.97%	0.73%	0.74%	0.73%	0.17%
Portfolio turnover	94%	108%	8%	9%	15%

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
3 On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

Delaware Aggressive Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.230	$11.200	$10.480	$9.960	$8.660

Income (loss) from investment operations:
Net investment income (loss)[1]	0.138	0.029	0.026	0.032	(0.027)
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.358	(2.487)	1.355	0.573	1.327
Total from investment operations	0.496	(2.458)	1.381	0.605	1.300

Less dividends and distributions from:
Net investment income	—	(0.185)	(0.085)	(0.028)	—
Net realized gain on investments	(0.246)	(0.327)	(0.576)	(0.057)	—
Total dividends and distributions	(0.246)	(0.512)	(0.661)	(0.085)	—

Net asset value, end of period	$8.480	$8.230	$11.200	$10.480	$9.960

Total return[2]	7.09%	(23.14% )	13.66%	6.10%	15.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,797	$4,573	$7,908	$7,864	$6,667
Ratio of expenses to average net assets	1.86%	1.56%	1.56%	1.55%	1.58%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.49%	1.82%	1.75%	1.83%	1.81%
Ratio of net investment income (loss) to average net assets	1.90%	0.29%	0.23%	0.31%	(0.30%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.27%	0.03%	0.04%	0.03%	(0.53%	)
Portfolio turnover	94%	108%	8%	9%	15%

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

(continues)     89

Financial highlights

Delaware Aggressive Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.240	$11.210	$10.490	$9.970	$8.660

Income (loss) from investment operations:
Net investment income (loss)[1]	0.138	0.029	0.026	0.032	(0.027)
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.358	(2.487)	1.355	0.573	1.337
Total from investment operations	0.496	(2.458)	1.381	0.605	1.310

Less dividends and distributions from:
Net investment income	—	(0.185)	(0.085)	(0.028)	—
Net realized gain on investments	(0.246)	(0.327)	(0.576)	(0.057)	—
Total dividends and distributions	(0.246)	(0.512)	(0.661)	(0.085)	—

Net asset value, end of period	$8.490	$8.240	$11.210	$10.490	$9.970

Total return[2]	7.08%	(23.11% )	13.65%	6.10%	15.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,078	$4,728	$6,027	$5,780	$4,147
Ratio of expenses to average net assets	1.86%	1.56%	1.56%	1.55%	1.58%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	2.49%	1.82%	1.75%	1.83%	1.81%
Ratio of net investment income (loss) to average net assets	1.90%	0.29%	0.23%	0.31%	(0.30%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	1.27%	0.03%	0.04%	0.03%	(0.53%	)
Portfolio turnover	94%	108%	8%	9%	15%

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

Delaware Aggressive Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.310	$11.310	$10.580	$10.050	$8.710

Income (loss) from investment operations:
Net investment income[1]	0.173	0.078	0.080	0.083	0.012
Net realized and unrealized gain (loss) on investments and foreign currencies	0.373	(2.512)	1.362	0.576	1.346
Total from investment operations	0.546	(2.434)	1.442	0.659	1.358

Less dividends and distributions from:
Net investment income	—	(0.239)	(0.136)	(0.072)	(0.018)
Net realized gain on investments	(0.246)	(0.327)	(0.576)	(0.057)	—
Total dividends and distributions	(0.246)	(0.566)	(0.712)	(0.129)	(0.018)

Net asset value, end of period	$8.610	$8.310	$11.310	$10.580	$10.050

Total return[2]	7.50%	(22.70% )	14.18%	6.61%	15.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,934	$1,638	$2,241	$1,220	$1,693
Ratio of expenses to average net assets	1.36%	1.06%	1.06%	1.05%	1.16%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.09%	1.42%	1.35%	1.43%	1.41%
Ratio of net investment income to average net assets	2.40%	0.79%	0.73%	0.81%	0.12%
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly	1.67%	0.43%	0.44%	0.43%	(0.13% )
Portfolio turnover	94%	108%	8%	9%	15%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

(continues)     91

Financial highlights

Delaware Aggressive Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.360	$11.380	$10.630	$10.100	$8.760

Income (loss) from investment operations:
Net investment income[1]	0.209	0.128	0.134	0.134	0.067
Net realized and unrealized gain (loss) on investments and foreign currencies	0.387	(2.527)	1.381	0.578	1.344
Total from investment operations	0.596	(2.399)	1.515	0.712	1.411

Less dividends and distributions from:
Net investment income	—	(0.294)	(0.189)	(0.125)	(0.071)
Net realized gain on investments	(0.246)	(0.327)	(0.576)	(0.057)	—
Total dividends and distributions	(0.246)	(0.621)	(0.765)	(0.182)	(0.071)

Net asset value, end of period	$8.710	$8.360	$11.380	$10.630	$10.100

Total return[2]	8.07%	(22.34% )	14.87%	7.12%	16.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,291	$281	$115	$99	$550
Ratio of expenses to average net assets	0.86%	0.56%	0.56%	0.55%	0.58%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.49%	0.82%	0.75%	0.83%	0.81%
Ratio of net investment income to average net assets	2.90%	1.29%	1.23%	1.31%	0.70%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.27%	1.03%	1.04%	1.03%	0.47%
Portfolio turnover	94%	108%	8%	9%	15%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

Delaware Moderate Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.950	$11.170	$10.270	$9.780	$8.830

Income (loss) from investment operations:
Net investment income[1]	0.271	0.171	0.181	0.164	0.110
Net realized and unrealized gain (loss) on investments and foreign currencies	0.708	(1.908)	0.952	0.443	0.963
Total from investment operations	0.979	(1.737)	1.133	0.607	1.073

Less dividends and distributions from:
Net investment income	(0.120)	(0.281)	(0.204)	(0.117)	(0.123)
Net realized gain on investments	(0.069)	(0.202)	(0.029)	—	—
Total dividends and distributions	(0.189)	(0.483)	(0.233)	(0.117)	(0.123)

Net asset value, end of period	$9.740	$8.950	$11.170	$10.270	$9.780

Total return[2]	11.57%	(16.23% )	11.18%	6.25%	12.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$195,233	$35,453	$39,526	$34,361	$28,660
Ratio of expenses to average net assets	1.12%	0.80%	0.81%	0.80%	0.83%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.41%	1.05%	1.02%	1.14%	1.09%
Ratio of net investment income to average net assets	3.20%	1.69%	1.67%	1.65%	1.17%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.91%	1.44%	1.46%	1.31%	0.91%
Portfolio turnover	193%	123%	8%	6%	7%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

(continues)     93

Financial highlights

Delaware Moderate Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.910	$11.120	$10.230	$9.740	$8.800

Income (loss) from investment operations:
Net investment income[1]	0.208	0.094	0.100	0.089	0.040
Net realized and unrealized gain (loss) on investments and foreign currencies	0.701	(1.903)	0.947	0.447	0.956
Total from investment operations	0.909	(1.809)	1.047	0.536	0.996

Less dividends and distributions from:
Net investment income	(0.050)	(0.199)	(0.128)	(0.046)	(0.056)
Net realized gain on investments	(0.069)	(0.202)	(0.029)	—	—
Total dividends and distributions	(0.119)	(0.401)	(0.157)	(0.046)	(0.056)

Net asset value, end of period	$9.700	$8.910	$11.120	$10.230	$9.740

Total return[2]	10.64%	(16.94% )	10.32%	5.52%	11.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,598	$3,317	$5,072	$4,582	$3,141
Ratio of expenses to average net assets	1.89%	1.55%	1.56%	1.55%	1.58%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.13%	1.75%	1.72%	1.84%	1.79%
Ratio of net investment income to average net assets	2.43%	0.94%	0.92%	0.90%	0.42%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.19%	0.74%	0.76%	0.61%	0.21%
Portfolio turnover	193%	123%	8%	6%	7%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

Delaware Moderate Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.930	$11.140	$10.250	$9.770	$8.820

Income (loss) from investment operations:
Net investment income[1]	0.208	0.095	0.100	0.089	0.040
Net realized and unrealized gain (loss) on investments and foreign currencies	0.711	(1.904)	0.947	0.437	0.966
Total from investment operations	0.919	(1.809)	1.047	0.526	1.006

Less dividends and distributions from:
Net investment income	(0.050)	(0.199)	(0.128)	(0.046)	(0.056)
Net realized gain on investments	(0.069)	(0.202)	(0.029)	—	—
Total dividends and distributions	(0.119)	(0.401)	(0.157)	(0.046)	(0.056)

Net asset value, end of period	$9.730	$8.930	$11.140	$10.250	$9.770

Total return[2]	10.73%	(16.91% )	10.30%	5.40%	11.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,739	$5,998	$6,081	$4,130	$2,694
Ratio of expenses to average net assets	1.89%	1.55%	1.56%	1.55%	1.58%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.13%	1.75%	1.72%	1.84%	1.79%
Ratio of net investment income to average net assets	2.43%	0.94%	0.92%	0.90%	0.42%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.19%	0.74%	0.76%	0.61%	0.21%
Portfolio turnover	193%	123%	8%	6%	7%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

(continues)     95

Financial highlights

Delaware Moderate Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.920	$11.140	$10.240	$9.750	$8.800

Income (loss) from investment operations:
Net investment income[1]	0.250	0.146	0.154	0.139	0.079
Net realized and unrealized gain (loss) on investments and foreign currencies	0.706	(1.911)	0.953	0.439	0.963
Total from investment operations	0.956	(1.765)	1.107	0.578	1.042

Less dividends and distributions from:
Net investment income	(0.097)	(0.253)	(0.178)	(0.088)	(0.092)
Net realized gain on investments	(0.069)	(0.202)	(0.029)	—	—
Total dividends and distributions	(0.166)	(0.455)	(0.207)	(0.088)	(0.092)

Net asset value, end of period	$9.710	$8.920	$11.140	$10.240	$9.750

Total return[2]	11.16%	(16.49% )	10.94%	5.96%	11.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,568	$1,207	$1,157	$1,022	$1,110
Ratio of expenses to average net assets	1.39%	1.05%	1.06%	1.05%	1.16%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.73%	1.35%	1.32%	1.44%	1.39%
Ratio of net investment income to average net assets	2.93%	1.44%	1.42%	1.40%	0.84%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.59%	1.14%	1.16%	1.01%	0.61%
Portfolio turnover	193%	123%	8%	6%	7%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

Delaware Moderate Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.970	$11.200	$10.300	$9.800	$8.850

Income (loss) from investment operations:
Net investment income[1]	0.291	0.197	0.208	0.188	0.133
Net realized and unrealized gain (loss) on investments and foreign currencies	0.712	(1.917)	0.950	0.453	0.962
Total from investment operations	1.003	(1.720)	1.158	0.641	1.095

Less dividends and distributions from:
Net investment income	(0.144)	(0.308)	(0.229)	(0.141)	(0.145)
Net realized gain on investments	(0.069)	(0.202)	(0.029)	—	—
Total dividends and distributions	(0.213)	(0.510)	(0.258)	(0.141)	(0.145)

Net asset value, end of period	$9.760	$8.970	$11.200	$10.300	$9.800

Total return[2]	11.76%	(16.06% )	11.41%	6.60%	12.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$38,124	$1,357	$98	$401	$643
Ratio of expenses to average net assets	0.89%	0.55%	0.56%	0.55%	0.58%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.13%	0.75%	0.72%	0.84%	0.79%
Ratio of net investment income to average net assets	3.43%	1.94%	1.92%	1.90%	1.42%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.19%	1.74%	1.76%	1.61%	1.21%
Portfolio turnover	193%	123%	8%	6%	7%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

(continues)     97

Financial highlights

Delaware Conservative Allocation Portfolio Class A

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.320	$9.770	$9.270	$9.000	$8.450

Income (loss) from investment operations:
Net investment income[1]	0.304	0.226	0.260	0.242	0.205
Net realized and unrealized gain (loss) on investments and foreign currencies	0.942	(1.253)	0.503	0.241	0.522
Total from investment operations	1.246	(1.027)	0.763	0.483	0.727

Less dividends and distributions from:
Net investment income	(0.206)	(0.324)	(0.263)	(0.213)	(0.177)
Net realized gain on investments	—	(0.099)	—	—	—
Total dividends and distributions	(0.206)	(0.423)	(0.263)	(0.213)	(0.177)

Net asset value, end of period	$9.360	$8.320	$9.770	$9.270	$9.000

Total return[2]	15.53%	(10.98% )	8.36%	5.46%	8.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,873	$35,619	$39,863	$33,571	$29,930
Ratio of expenses to average net assets	1.13%	0.81%	0.81%	0.80%	0.82%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.65%	1.09%	1.06%	1.22%	1.20%
Ratio of net investment income to average net assets	3.78%	2.48%	2.73%	2.70%	2.35%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.26%	2.20%	2.48%	2.28%	1.97%
Portfolio turnover	177%	136%	13%	9%	8%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

Delaware Conservative Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.330	$9.770	$9.270	$9.000	$8.450

Income (loss) from investment operations:
Net investment income[1]	0.243	0.157	0.188	0.174	0.139
Net realized and unrealized gain (loss) on investments and foreign currencies	0.948	(1.247)	0.506	0.243	0.524
Total from investment operations	1.191	(1.090)	0.694	0.417	0.663

Less dividends and distributions from:
Net investment income	(0.141)	(0.251)	(0.194)	(0.147)	(0.113)
Net realized gain on investments	—	(0.099)	—	—	—
Total dividends and distributions	(0.141)	(0.350)	(0.194)	(0.147)	(0.113)

Net asset value, end of period	$9.380	$8.330	$9.770	$9.270	$9.000

Total return[2]	14.66%	(11.56% )	7.57%	4.69%	7.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$892	$677	$826	$852	$758
Ratio of expenses to average net assets	1.88%	1.56%	1.56%	1.55%	1.57%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.35%	1.79%	1.76%	1.92%	1.90%
Ratio of net investment income to average net assets	3.03%	1.73%	1.98%	1.95%	1.60%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.56%	1.50%	1.78%	1.58%	1.27%
Portfolio turnover	177%	136%	13%	9%	8%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

(continues)     99

Financial highlights

Delaware Conservative Allocation Portfolio Class C

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.290	$9.730	$9.230	$8.960	$8.420

Income (loss) from investment operations:
Net investment income[1]	0.245	0.159	0.189	0.175	0.139
Net realized and unrealized gain (loss) on investments and foreign currencies	0.936	(1.249)	0.505	0.242	0.514
Total from investment operations	1.181	(1.090)	0.694	0.417	0.653

Less dividends and distributions from:
Net investment income	(0.141)	(0.251)	(0.194)	(0.147)	(0.113)
Net realized gain on investments	—	(0.099)	—	—	—
Total dividends and distributions	(0.141)	(0.350)	(0.194)	(0.147)	(0.113)

Net asset value, end of period	$9.330	$8.290	$9.730	$9.230	$8.960

Total return[2]	14.61%	(11.61% )	7.60%	4.71%	7.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,004	$3,373	$2,294	$1,643	$579
Ratio of expenses to average net assets	1.88%	1.56%	1.56%	1.55%	1.57%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	2.35%	1.79%	1.76%	1.92%	1.90%
Ratio of net investment income to average net assets	3.03%	1.73%	1.98%	1.95%	1.60%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.56%	1.50%	1.78%	1.58%	1.27%
Portfolio turnover	177%	136%	13%	9%	8%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

Delaware Conservative Allocation Portfolio Class R

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.310	$9.750	$9.250	$8.980	$8.420

Income (loss) from investment operations:
Net investment income[1]	0.284	0.204	0.237	0.220	0.176
Net realized and unrealized gain (loss) on investments and foreign currencies	0.940	(1.245)	0.503	0.236	0.531
Total from investment operations	1.224	(1.041)	0.740	0.456	0.707

Less dividends and distributions from:
Net investment income	(0.184)	(0.300)	(0.240)	(0.186)	(0.147)
Net realized gain on investments	—	(0.099)	—	—	—
Total dividends and distributions	(0.184)	(0.399)	(0.240)	(0.186)	(0.147)

Net asset value, end of period	$9.350	$8.310	$9.750	$9.250	$8.980

Total return[2]	15.36%	(11.23% )	8.12%	5.16%	8.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$840	$866	$792	$661	$200
Ratio of expenses to average net assets	1.38%	1.06%	1.06%	1.05%	1.15%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.95%	1.39%	1.36%	1.52%	1.50%
Ratio of net investment income to average net assets	3.53%	2.23%	2.48%	2.45%	2.02%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	2.96%	1.90%	2.18%	1.98%	1.67%
Portfolio turnover	177%	136%	13%	9%	8%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

(continues)     101

Financial highlights

Delaware Conservative Allocation Portfolio Institutional Class

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Year Ended
	9/30/09[3]	9/30/08[3]	9/30/07	9/30/06	9/30/05
Net asset value, beginning of period	$8.350	$9.800	$9.290	$9.020	$8.470

Income (loss) from investment operations:
Net investment income[1]	0.324	0.249	0.284	0.264	0.226
Net realized and unrealized gain (loss) on investments and foreign currencies	0.943	(1.252)	0.512	0.241	0.522
Total from investment operations	1.267	(1.003)	0.796	0.505	0.748

Less dividends and distributions from:
Net investment income	(0.227)	(0.348)	(0.286)	(0.235)	(0.198)
Net realized gain on investments	—	(0.099)	—	—	—
Total dividends and distributions	(0.227)	(0.447)	(0.286)	(0.235)	(0.198)

Net asset value, end of period	$9.390	$8.350	$9.800	$9.290	$9.020

Total return[2]	15.93%	(10.82% )	8.72%	5.71%	8.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,740	$185	$87	$80	$254
Ratio of expenses to average net assets	0.88%	0.56%	0.56%	0.55%	0.57%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	1.35%	0.79%	0.76%	0.92%	0.90%
Ratio of net investment income to average net assets	4.03%	2.73%	2.98%	2.95%	2.60%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly	3.56%	2.50%	2.78%	2.58%	2.27%
Portfolio turnover	177%	136%	13%	9%	8%

[1]The average shares outstanding method has been applied for per share information.

[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3On September 22, 2008, the Portfolio was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to September 22, 2008, the Portfolio invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Portfolio’s income, expense, and portfolio turnover. Select data is not comparable to prior years.

See accompanying notes

Delaware Foundation® Equity Fund Class A

Selected data for each share of the Fund outstanding throughout the period was as follows:

	8/31/09[1]
	to
	9/30/09
Net asset value, beginning of period	$8.500

Income from investment operations:
Net investment income[2]	0.008
Net realized and unrealized gain on investments and foreign currencies	0.372
Total from investment operations	0.380

Net asset value, end of period	$8.880

Total return[3]	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5
Ratio of expenses to average net assets	1.16%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	31.53%
Ratio of net investment income to average net assets	1.11%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(29.26%	)
Portfolio turnover	109%

[1]Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

(continues)     103

Financial highlights

Delaware Foundation® Equity Fund Class C

Selected data for each share of the Fund outstanding throughout the period was as follows:

	8/31/09[1]
	to
	9/30/09
Net asset value, beginning of period	$8.500

Income from investment operations:
Net investment income[2]	0.003
Net realized and unrealized gain on investments and foreign currencies	0.377
Total from investment operations	0.380

Net asset value, end of period	$8.880

Total return[3]	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6
Ratio of expenses to average net assets	1.91%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	32.23%
Ratio of net investment income to average net assets	0.36%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(29.96%	)
Portfolio turnover	109%

[1]Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Foundation® Equity Fund Class R

Selected data for each share of the Fund outstanding throughout the period was as follows:

	8/31/09[1]
	to
	9/30/09
Net asset value, beginning of period	$8.500

Income from investment operations:
Net investment income[2]	0.006
Net realized and unrealized gain on investments and foreign currencies	0.374
Total from investment operations	0.380

Net asset value, end of period	$8.880

Total return[3]	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5
Ratio of expenses to average net assets	1.41%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	31.83%
Ratio of net investment income to average net assets	0.86%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(29.56%	)
Portfolio turnover	109%

[1]Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

(continues)     105

Financial highlights

Delaware Foundation® Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period was as follows:

	8/31/09[1]
	to
	9/30/09
Net asset value, beginning of period	$8.500

Income from investment operations:
Net investment income[2]	0.010
Net realized and unrealized gain on investments and foreign currencies	0.370
Total from investment operations	0.380

Net asset value, end of period	$8.880

Total return[3]	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,030
Ratio of expenses to average net assets	0.91%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly	31.23%
Ratio of net investment income to average net assets	1.36%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly	(28.96%	)
Portfolio turnover	109%

[1]Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Notes to financial statements

Delaware Foundation® Funds

September 30, 2009

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio, Delaware Conservative Allocation Portfolio and Delaware Foundation Equity Fund (each, a Portfolio/Fund, or collectively as the Portfolios/Fund). The Trust is an open-end investment company. The Portfolios/Fund are considered diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C, Class R and Institutional Class shares. Delaware Foundation Equity Fund commenced operations on August 31, 2009. The Fund offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Aggressive Allocation Portfolio is to seek long-term capital growth.

The investment objective of Delaware Moderate Allocation Portfolio is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Conservative Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

The investment objective of Delaware Foundation Equity Fund is to seek long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios/Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolios’/Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Portfolios/Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Portfolio/Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolios/Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Portfolio/Fund intends to qualify or to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios/Fund evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’/Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolios’/Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006 – September 30, 2009, as applicable), and has concluded that no provision for federal income tax is required in the Portfolios/Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios/Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Portfolios/Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios’/Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At September 30, 2009, the Portfolios/Fund held no investments in repurchase agreements.

(continues)     107

Notes to financial statements

Delaware Foundation® Funds

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios/Fund isolate that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios/Fund report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Portfolios/Fund are charged directly to the Portfolios/Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolios/Fund are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Portfolios’/Fund’s understanding of the applicable country’s tax rules and rates. Each Portfolio/Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Portfolios/Fund receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Portfolio/Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Portfolio/Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio, and Delaware Conservative Allocation Portfolio to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short-sale dividend and interest expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)), do not exceed 0.90% of average daily net assets through January 31, 2010. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements include acquired fund fees and expenses which are indirect expenses of the Portfolios.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Delaware Foundation Equity Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, non-routine expenses)), do not exceed 0.95% of average daily net assets until such time as the waiver is discontinued. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This waiver and expense limitation may be discontinued at any time because it is voluntary. These expense waivers and reimbursements include acquired fund fees and expenses which are indirect expenses of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Portfolios/Fund. For these services, the Portfolios/Fund pay DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year/period ended September 30, 2009, the Portfolios/Fund were charged for these services as follows:

Delaware	Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative	Foundation
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Equity Fund
$2,166	$6,843	$2,326	$4

DSC also provides dividend disbursing and transfer agency services. Each Portfolio/Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Portfolio/Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through January 31, 2010, for Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio, and through August 31, 2010 for Delaware Foundation Equity Fund to no more than 0.25% and 0.50%, respectively, of average daily net assets.

In connection with the Delaware Moderate Allocation Portfolio merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Portfolio’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Portfolio will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% (currently waived to 0.25%) rates described above.

At September 30, 2009, the Portfolios/Fund had receivables due from or liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative	Foundation®
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Equity Fund
Investment management fee payable to DMC	$—	$(119,906)	$(5,878)	$—
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(8,332)	(26,785)	(3,707)	(13)
Distribution fees payable to DDLP	(14,085)	(50,189)	(12,857)	(7)
Other expenses payable to DMC and affiliates*	(9,069)	(13,907)	(9,419)	(12)
Receivable from DMC under expense limitation agreement	9,738	—	—	25,099

*DMC, as part of its administrative services, pays operating expenses on behalf of each Portfolio/Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Portfolio/Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios/Fund by DMC and/or its affiliates’ employees. For the year/period ended September 30, 2009, each Portfolio/Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative	Foundation
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Equity Fund
$3,781	$12,436	$4,083	$7

For the year ended September 30, 2009, DDLP earned commissions on sales of Class A shares for each Portfolio/Fund as follows:

Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
$9,225	$11,016	$9,946

For the year ended September 30, 2009, DDLP received gross CDSC commissions on redemption of each Portfolio/Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealer on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Class A	$—	$—	$—
Class B	5,720	6,922	1,768
Class C	347	1,439	672

Trustees’ fees include expenses accrued by the Portfolios/Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios/Fund.

(continues)     109

Notes to financial statements

Delaware Foundation® Funds

3. Investments

For the year/period ended September 30, 2009, the Portfolios/Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative	Foundation®
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Equity Fund
Purchases other than U.S. government securities	$46,757,481	$250,861,240	$71,763,277	$977,797
Purchases of U.S. government securities	5,888,688	30,676,026	17,705,354	—
Sales other than U.S. government securities	31,381,182	209,864,697	52,910,097	75,924
Sales of U.S. government securities	6,915,980	35,408,705	20,326,368	—

At September 30, 2009, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Portfolio/Fund was as follows:

	Delaware	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative	Foundation
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Equity Fund
Cost of investments	$50,594,694	$226,586,192	$55,046,266	$928,581
Aggregate unrealized appreciation	$4,752,657	$30,698,868	$4,928,615	$49,874
Aggregate unrealized depreciation	(2,233,001)	(3,460,119)	(987,499)	(8,504)
Net unrealized appreciation	$2,519,656	$27,238,749	$3,941,116	$41,370

Effective October 1, 2008, the Portfolios/Fund adopted the amended provisions of Accounting Codification Section 820 (ACS 820), Fair Value Measurements and Disclosures. ACS 820 defines fair value as the price that the Portfolios/Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ACS 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Portfolio/Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Portfolio/Fund’s investments by the ACS 820 fair value hierarchy levels as of September 30, 2009:

Delaware Aggressive Allocation Portfolio	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$2,400,044	$—	$2,400,044
Common Stock	34,979,624	11,627	263	34,991,514
Corporate Debt	31,704	8,110,531	—	8,142,235
Foreign Debt	—	453,090	52,398	505,488
Investment Companies	5,030,905	—	—	5,030,905
Municipal Bonds	—	71,633	—	71,633
U.S. Treasury Obligations	710,286	—	—	710,286
Short-Term	—	1,179,512	—	1,179,512
Other	77,966	4,767	—	82,733
Total	$40,830,485	$12,231,204	$52,661	$53,114,350
Derivatives	$—	$(1,273)	$—	$(1,273)

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common	Foreign
	Stock	Debt	Total
Balance as of 9/30/08	$—	$—	$—
Net change in unrealized
appreciation/depreciation	65	13,698	13,763
Net purchases, sales, and settlements	—	38,700	38,700
Net transfers in and/or out of Level 3	198	—	198
Balance as of 9/30/09	$263	$52,398	$52,661

Net change in unrealized
appreciation/depreciation
from investments still held
as of 9/30/09	$65	$13,698	$13,763

Delaware Moderate Allocation Portfolio	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$22,236,441	$1,062,375	$23,298,816
Common Stock	121,538,045	6,459	—	121,544,504
Corporate Debt	126,060	67,293,614	—	67,419,674
Foreign Debt	—	5,014,930	283,696	5,298,626
Investment Companies	21,437,639	—	—	21,437,639
Municipal Bonds	—	808,102	—	808,102
U.S. Treasury Obligations	1,069,112	—	—	1,069,112
Short-Term	—	12,570,633	—	12,570,633
Securities Lending Collateral	—	—	5	5
Other	172,861	204,969	—	377,830
Total	$144,343,717	$108,135,148	$1,346,076	$253,824,941
Derivatives	$—	$(7,925)	$—	$(7,925)

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency,
	Asset-
	Backed and
	Mortgage-				Securities
	Backed	Common	Corporate	Foreign	Lending
	Securities	Stock	Debt	Debt	Collateral	Total
Balance as of 9/30/08	$—	$—	$—	$—	$—	$—
Net realized gain (loss)	(40,181)	—	—	—	—	(40,181)
Net change in unrealized
appreciation/depreciation	(285,435)	(22,715)	(3,151)	48,080	(50,333)	(313,554)
Net purchases, sales, and settlements	179,556	—	—	235,616	—	415,172
Net transfers in and/or out of Level 3	1,208,435	22,715	3,151	—	50,338	1,284,639
Balance as of 9/30/09	$1,062,375	$—	$—	$283,696	$5	$1,346,076

Net change in unrealized
appreciation/depreciation
from investments still held
as of 9/30/09	$(147,622)	$(22,715)	$(3,151)	$48,080	$(50,333)	$(175,741)

(continues)     111

Notes to financial statements

Delaware Foundation® Funds

3. Investments (continued)

Delaware Conservative Allocation Portfolio	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$6,692,848	$97,367	$6,790,215
Common Stock	18,280,892	4,799	—	18,285,691
Corporate Debt	21,136	22,078,818	—	22,099,954
Foreign Debt	—	1,542,954	128,085	1,671,039
Investment Companies	3,234,376	—	—	3,234,376
Municipal Bonds	—	197,714	—	197,714
U.S. Treasury Obligations	1,524,248	—	—	1,524,248
Short-Term	—	5,130,386	—	5,130,386
Other	39,459	14,300	—	53,759
Total	$23,100,111	$35,661,819	$225,452	$58,987,382
Derivatives	$—	$(2,396)	$—	$(2,396)

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency,
	Asset-
	Backed and
	Mortgage-
	Backed	Foreign
	Securities	Debt	Total
Balance as of 9/30/08	$—	$—	$—
Net change in unrealized
appreciation/depreciation	(1,446)	33,485	32,039
Net transfers in and/or out of Level 3	98,813	94,600	193,413
Balance as of 9/30/09	$97,367	$128,085	$225,452

Net change in unrealized
appreciation/depreciation
from investments still held
as of 9/30/09	$(1,446)	$33,485	$32,039

Delaware Foundation® Equity Fund	Level 1	Level 2	Total
Common Stock	$853,856	$—	$853,856
Investment Companies	93,159	—	93,159
Short-Term	—	22,936	22,936
Total	$947,015	$22,936	$969,951

There were no Level 3 securities at the beginning or end of period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions during the period ended September 30, 2009 for the Delaware Foundation Equity Fund. The tax character of dividends and distributions paid during the years ended September 30, 2009 and 2008 for the Portfolios was as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
Year Ended 9/30/09
Ordinary income	$5,942	$958,562	$1,133,029
Long-term capital gain	1,418,559	515,128	—
Total	$1,424,501	$1,473,690	$1,133,029

Year Ended 9/30/08
Ordinary income	$1,260,475	$1,253,042	$1,479,660
Long-term capital gain	1,442,924	965,014	409,033
Total	$2,703,399	$2,218,056	$1,888,693

5. Components of Net Assets on a Tax Basis

As of September 30, 2009, the components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative	Foundation®
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Equity Fund
Shares of beneficial interest	$52,032,919	$264,356,751	$53,842,661	$1,000,653
Undistributed ordinary income	1,126,290	4,356,231	1,311,564	3,776
Post-October losses	(2,033,630)	(15,950,644)	(44,333)	—
Post-October currency losses	(21,543)	—	(32,368)	—
Other temporary differences	(16,879)	(5,592)	(5,790)	—
Capital loss carryforwards*	(425,947)	(28,735,985)	(666,298)	—
Unrealized appreciation of investments and foreign currencies	2,524,104	27,241,160	3,943,901	41,370
Net assets	$53,185,314	$251,261,921	$58,349,337	$1,045,799

* The amount of this loss which can be utilized in subsequent years may be subject to an annual limitation in accordance with the Internal Revenue Code due to the Delaware Moderate Allocation Portfolio merger with Delaware Balanced Fund on April 17, 2009.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to market on financial futures contracts, mark-to-market on foreign currency contracts, tax deferral of losses on straddles, tax treatment of market discount and premium on debt instruments, tax treatment of CDS contracts, and passive foreign investment companies.

Post-October losses represent losses realized on investment and foreign currency from November 1, 2008 through September 30, 2009 that, in accordance with federal income tax regulations, the Portfolios/Fund have elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, expiration of capital loss carryforward, dividends and distributions, market discount and premium on certain debt instruments, passive foreign investment companies, and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year/period ended September 30, 2009, the Portfolios/Fund recorded the following reclassifications:

	Delaware	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative	Foundation
	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio	Equity Fund
Undistributed net investment income	$(8,829)	$501,341	$(8,681)	$(1,148)
Accumulated net realized gain (loss)	8,829	19,368,523	8,681	1,148
Paid-in capital	—	(19,869,864)	—	—

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $19,869,864 expired in 2009 for Delaware Moderate Allocation Portfolio. Capital loss carryforwards remaining at September 30, 2009 will expire as follows:

	Delaware	Delaware	Delaware
	Aggressive	Moderate	Conservative
Year of Expiration	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
2010	$—	$5,781,908	$—
2015	—	15,238,804	—
2016	—	7,346,198	—
2017	425,947	369,075	666,298
Total	$425,947	$28,735,985	$666,298

(continues)     113

Notes to financial statements

Delaware Foundation® Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware		Delaware		Delaware		Delaware
	Aggressive		Moderate		Conservative		Foundation
	Allocation Portfolio		Allocation Portfolio		Allocation Portfolio		Equity Fund
	Year Ended		Year Ended		Year Ended		8/31/09* to
	9/30/09	9/30/08	9/30/09	9/30/08	9/30/09	9/30/08	9/30/09
Shares sold:
Class A	909,102	722,050	1,368,723	988,106	1,176,758	778,835	591
Class B	51,079	57,576	54,417	76,228	57,847	46,266	—
Class C	229,687	191,681	329,110	314,666	225,581	385,036	652
Class R	74,312	70,122	28,075	48,813	23,306	36,590	591
Institutional Class	1,877,653	43,508	4,422,953	150,054	1,280,399	13,250	115,885

Shares issued upon reinvestment
of dividends and distributions:
Class A	117,133	178,752	93,661	160,790	108,735	180,876	—
Class B	17,177	31,332	5,097	15,673	770	2,596	—
Class C	19,925	26,822	9,822	22,451	7,031	11,031	—
Class R	7,061	10,990	2,843	4,709	2,486	3,540	—
Institutional Class	45,649	1,085	74,333	419	26,180	425	—

Shares issued from merger**:
Class A	—	—	16,411,227	—	—	—	—
Class B	—	—	436,003	—	—	—	—
Class C	—	—	397,676	—	—	—	—
Class R	—	—	30,103	—	—	—	—
Institutional Class	—	—	24,548	—	—	—	—
	3,348,778	1,333,918	23,688,591	1,781,909	2,909,093	1,458,445	117,719

Shares repurchased:
Class A	(831,011)	(1,015,791)	(1,798,887)	(726,483)	(878,285)	(760,681)	—
Class B	(176,174)	(239,039)	(290,929)	(175,728)	(44,756)	(52,143)	—
Class C	(225,546)	(181,980)	(304,155)	(211,064)	(210,415)	(225,015)	—
Class R	(53,867)	(82,156)	(34,727)	(22,132)	(40,252)	(17,039)	—
Institutional Class	(546,079)	(21,094)	(765,970)	(8,019)	(397,757)	(347)	—
	(1,832,677)	(1,540,060)	(3,194,668)	(1,143,426)	(1,571,465)	(1,055,225)	—
Net increase (decrease)	1,516,101	(206,142)	20,493,923	638,483	1,337,628	403,220	117,719

*The Fund commenced operations on August 31, 2009.

**See Note 7 in “Notes to financial statements.”

For the years ended September 30, 2009 and 2008, the following Class B shares were converted to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Year Ended			Year Ended
	9/30/09			9/30/08
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Aggressive Allocation Portfolio	54,578	53,587	$387,710	119,481	117,966	$1,149,257
Delaware Moderate Allocation Portfolio	132,066	131,662	1,161,776	60,984	60,788	611,980
Delaware Conservative Allocation Portfolio	9,137	9,151	74,539	16,688	16,731	150,396

7. Fund Merger

Effective April 17, 2009, Delaware Moderate Allocation Portfolio acquired all of the assets and assumed all of the liabilities of the Delaware Balanced Fund (Acquired Fund), an open-end investment company, in exchange for the shares of the Delaware Moderate Allocation Portfolio (Acquiring Fund) pursuant to a Plan and Agreement of Reorganization (Reorganization). The shareholders of the Acquire Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their share in the Acquired Fund prior to the Reorganization.

The Reorganization was treated as a non-taxable event and, accordingly, the Acquiring Fund’s basis in securities acquired reflected historical cost basis as of the date of transfer. The net assets, net unrealized depreciation and accumulated net realized loss of the Acquired Fund as of the close of business on April 17, 2009, were as follows:

Net assets	$137,876,489
Accumulated net realized loss	(48,553,566)
Net unrealized depreciation	(21,628,377)

8. Line of Credit

Each Portfolio/Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The agreement expired on November 18, 2008.

Effective November 18, 2008, the Portfolios/Fund, along with the other Participants, entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009. The Portfolios/Fund had no amounts outstanding as of September 30, 2009, or at any time during the year/period then ended.

9. Derivatives

The Portfolios/Fund apply the amended provisions of Accounting Codification Section 815 (ACS 815), Derivatives and Hedging Activities. ACS 815 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio/Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio/Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio/Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios/Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolios’/Fund’s maximum risk of loss from counterparty credit risk is the value of their currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolios/Fund and the counterparty and by the posting of collateral by the counterparty to the Portfolios/Fund to cover the Portfolios/Fund’s exposure to the counterparty.

Financial Futures Contracts — Each Portfolio may use futures in the normal course of pursuing its investment objective. Each Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Portfolios because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

(continues)     115

Notes to financial statements

Delaware Foundation® Funds

9. Derivatives (continued)

Options — During the year ended September 30, 2009, the Portfolios/Fund entered into options contracts in the normal course of pursuing their investment objectives. The Portfolios/Fund may buy or write options contracts for any number of reasons, including: to manage the Portfolios’/Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolios’/Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Portfolios/Fund may buy or write call or put options on securities, financial indices, and foreign currencies.

When the Portfolios/Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Portfolios/Fund write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolios/Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolios/Fund have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolios/Fund. The Portfolios/Fund, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Portfolios/Fund are subject to minimal counterparty risk.

Transactions in options during the year ended September 30, 2009 for the Portfolios were as follows:

	Number of
Delaware Moderate Allocation Portfolio	contracts	Premiums
Options outstanding at September 30, 2008	—	$—
Options written	2	3,308
Options expired	(2)	(3,308)
Options outstanding at September 30, 2009	—	$—

Delaware Conservative Allocation Portfolio
Options outstanding at September 30, 2008	—	$—
Options written	1	1,654
Options expired	(1)	(1,654)
Options outstanding at September 30, 2009	—	$—

Swap Contracts — The Portfolios may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing their investment objectives. The Portfolios may use interest rate swaps to adjust the Portfolios sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolios invest in, such as the corporate bond market. The Portfolios may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolios on favorable terms. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Portfolios from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolios receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolios’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.

Index Swaps Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolios will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolios will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

The Portfolios maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.

Credit Default Swaps A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolios in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the year ended September 30, 2009, the Portfolios entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The Portfolios may sell credit default swaps which expose it to risk of loss from credit risk related events specified in the contract. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default. As disclosed in the footnotes to the statements of net assets, the aggregate fair value of credit default swaps as of September 30, 2009 was as follows:

Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
$319	$3,035	$959

If a credit event had occurred as of September 30, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolios would have been required to pay the following amounts less the value of the contracts’ related reference obligations:

Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
$10,000	$95,000	$30,000

Credit default swaps may involve greater risks than if the Portfolios had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolios maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of September 30, 2009 were as follows:

	Delaware Aggressive Allocation Portfolio
	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Foreign exchange contracts (Currency)	Receivables and other assets		Liabilities net of receivables
	net of liabilities	$6,729	and other assets	$(5,231)

Interest rate contracts (Futures)	Receivables and other assets		Liabilities net of receivables
	net of liabilities	—	and other assets	(1,849)

Options contracts (Options)	Receivables and other assets		Liabilities net of receivables
	net of liabilities	—	and other assets	(1,241)

Credit contracts (Swaps)	Receivables and other assets		Liabilities net of receivables
	net of liabilities	319	and other assets	—

Total		$7,048		$(8,321)

(continues)     117

Notes to financial statements

Delaware Foundation® Funds

9. Derivatives (continued)

	Delaware Moderate Allocation Portfolio
	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Foreign exchange contracts (Currency)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	$58,682	and other assets	$(45,335)

Interest rate contracts (Futures)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	—	and other assets	(13,258)

Options contracts (Options)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	—	and other assets	(11,049)

Credit contracts (Swaps)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	3,035	and other assets	—

Total		$61,717		$(69,642)

	Delaware Conservative Allocation Portfolio
	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Foreign exchange contracts (Currency)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	$15,088	and other assets	$(14,606)

Interest rate contracts (Futures)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	—	and other assets	(347)

Options contracts (Options)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	—	and other assets	(3,490)

Credit contracts (Swaps)	Liabilities net of receivables		Liabilities net of receivables
	and other assets	959	and other assets	—

Total		$16,047		$(18,443)

The effect of derivative instruments on the statements of operations for the year ended September 30, 2009:

	Delaware Aggressive Allocation Portfolio
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange contracts (Currency)	Net realized and unrealized
	gain (loss) on investments and
	foreign currencies from foreign
	currencies	$38,305	$(4,359)
Interest rate contracts (Futures)	Net realized and unrealized loss
	on investments and foreign
	currencies from futures contracts	(34,438)	(3,454)
Options contracts (Options)	Net realized and unrealized
	loss on investments and
	foreign currencies from
	options contracts	—	(1,241)
Credit contracts (Swaps)	Net realized and unrealized gain (loss)
	on investments and foreign
	currencies from swap contracts	(17,171)	319
Total		$(13,304)	$(8,735)

	Delaware Moderate Allocation Portfolio
			Change in Unrealized
		Realized Gain or Loss on	Appreciation or
	Location of Gain or Loss on	Derivatives Recognized in	Depreciation on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign exchange contracts (Currency)	Net realized and unrealized gain (loss) on investments and foreign currencies from foreign currencies	$681,163	$1,622
Interest rate contracts (Futures)	Net realized and unrealized gain (loss) on investments and foreign currencies from futures contracts	140,504	(15,442)
Options contracts (Options)	Net realized and unrealized gain (loss) on investments and foreign currencies from options contracts	53	(11,049)
Credit contracts (Swaps)	Net realized and unrealized gain (loss) on investments and foreign currencies from swap contracts	76,607	3,035
Total		$898,327	$(21,834)

	Delaware Conservative Allocation Portfolio
			Change in Unrealized
		Realized Gain or Loss on	Appreciation or
	Location of Gain or Loss on	Derivatives Recognized in	Depreciation on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Foreign exchange contracts (Currency)	Net realized and unrealized gain (loss) on investments and foreign currencies from foreign currencies	$90,100	$(13,945)
Interest rate contracts (Futures)	Net realized and unrealized loss on investments and foreign currencies from futures contracts	(66,429)	(6,206)
Options contracts (Options)	Net realized and unrealized gain (loss) on investments and foreign currencies from options contracts	27	(3,490)
Credit contracts (Swaps)	Net realized and unrealized gain (loss) on investments and foreign currencies from swap contracts	(44,937)	959
Total		$(21,239)	$(22,682)

10. Securities Lending

The Portfolios/Fund, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At September 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolios/Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolios/Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolios/Fund would be required to return to the borrower of the securities and the Portfolios/Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolios/Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the

(continues)     119

Notes to financial statements

Delaware Foundation® Funds

10. Securities Lending (continued)

collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios/Fund, or at the discretion of the lending agent, replace the loaned securities. The Portfolios/Fund continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolios/Fund have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolios/Fund receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolios/Fund, the security lending agent and the borrower. The Portfolios/Fund record security lending income net of allocations to the security lending agent and the borrower. The Portfolios/Fund had no securities out on loan as of September 30, 2009.

At the time of the Reorganization involving the Delaware Moderate Allocation Portfolio, the Portfolio received all of the assets and liabilities of the Delaware Balanced Fund (Balanced Fund), which included securities lending collateral that the Balanced Fund held. The Balanced Fund was a participant in the securities lending program with BNY Mellon. The securities lending collateral that transferred from the Balanced Fund to the Portfolio is expected to be liquidated from the Portfolio in the future.

11. Credit and Market Risk

Some countries in which the Portfolios/Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios/Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios/Fund.

The Portfolios/Fund may invest in Real Estate Investment Trusts (REITs) and are subject to the risks associated with that industry. If the Portfolios/Fund hold real estate directly as a result of defaults or receives rental income directly from real estate holdings, their tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year/period ended September 30, 2009. Each Portfolio/Fund’s holdings is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Each Portfolio may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolios/Fund invest a significant portion of their assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Each Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Portfolio/Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Portfolio/Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Portfolio/Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolios’/Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios/Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Portfolio/Fund’s limitation on investments in illiquid assets. Each Portfolio/Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’/Fund’s 15% limit on investments in illiquid securities. As of September 30, 2009, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

12. Contractual Obligations

Each Portfolio/Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio/Fund’s maximum exposure under these arrangements is unknown. However, the Portfolios/Fund have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio/Fund’s existing contracts and expects the risk of loss to be remote.

13. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolios/Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolios/Fund has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolios/Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Portfolios/Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

14. Subsequent Events

Effective September 30, 2009, the Portfolios/Fund adopted the amended provisions of Accounting Codification Section 855 (ACS 855), Subsequent Events. In accordance with ACS 855, management has evaluated whether any events or transactions occurred subsequent to September 30, 2009 through November 19, 2009, the date of issuance of the Portfolios’/Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolios’/Fund’s financial statements.

Effective October 21, 2009, the name of the Portfolios was changed to Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund, and Delaware Foundation Conservative Allocation Fund.

15. Tax Information (Unaudited)

The information set forth below is for the Portfolios’/Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended September 30, 2009, the Portfolios/Fund designate distributions paid during the year as follows:

	(A)	(B)	(C)
	Long-Term Capital	Ordinary Income	Total
	Gains Distributions	Distributions*	Distributions	Qualifying
	(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
Delaware Aggressive Allocation Portfolio	99.58%	0.42%	100.00%	34.40%
Delaware Moderate Allocation Portfolio	34.95%	65.05%	100.00%	23.23%
Delaware Conservative Allocation Portfolio	—%	100.00%	100.00%	14.32%

(A) and (B) are based on a percentage of each Portfolio/Fund’s total distributions.

(C) is based on a percentage of each Portfolio/Fund’s ordinary income distributions.

1Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended September 30, 2009, certain dividends paid by the Portfolios/Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Portfolios/Fund intend to designate up to the following maximum amounts to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

(continues)     121

Notes to financial statements

Delaware Foundation® Funds

15. Tax Information (Unaudited) (continued)

Delaware	Delaware	Delaware
Aggressive	Moderate	Conservative
Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
$5,942	$956,123	$356,439

For the fiscal year ended September 30, 2009, certain interest income paid by the Portfolios/Fund, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended September 30, 2009, the Portfolios/Fund have designated maximum distributions of Qualified Interest Income as follows:

Delaware	Delaware
Moderate	Conservative
Allocation Portfolio	Allocation Portfolio
$937,916	$1,133,029

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees Delaware Group® Foundation Funds

We have audited the accompanying statements of net assets of Delaware Group Foundation Funds (comprising respectively, the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio, Delaware Conservative Allocation Portfolio and the Delaware Foundation® Equity Fund (the “Funds”)) as of September 30, 2009, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009 by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Delaware Group Foundation Funds at September 30, 2009, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
November 19, 2009

Other Fund information
(Unaudited)

Delaware Foundation® Funds

Board Consideration of Delaware Foundation Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund Investment Advisory Agreements

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for each of the Delaware Foundation Conservative Allocation Fund, Delaware Foundation Growth Allocation Fund and Delaware Foundation Moderate Allocation Fund and (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Foundation Conservative Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset target allocation conservative funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and ten-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the first quartile. Observing that the Fund’s one-year performance had improved from the third quartile in 2007 to the second quartile in 2008, the Board was satisfied with performance.

Delaware Foundation Growth Allocation Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset target allocation growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and ten-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the second quartile. The Board determined that the Fund’s performance results were not in line with the Board’s objective. However, in evaluating the Fund’s performance, the Board considered the Fund restructuring that took place in September 2008. The Board also recognized the greater participation of a quantitative research team in the investment process and the supervision of the new head of the equity department.

Delaware Foundation® Moderate Allocation Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional mixed asset target allocation moderate funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Foundation Conservative Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund for the period prior to the Fund’s restructuring in September 2008. Following the restructuring, management fees increased, but total expenses were capped at a competitive rate.

Delaware Foundation Growth Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund for the period prior to the Fund’s restructuring in September 2008. Following the restructuring, management fees increased, but total expenses were capped at a competitive rate.

Delaware Foundation Moderate Allocation Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund for the period prior to the Fund’s restructuring in September 2008. Following the restructuring, management fees increased, but total expenses were capped at a competitive rate.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

(continues)     125

Other Fund information
(Unaudited)

Delaware Foundation® Funds

Board Consideration of Delaware Foundation Equity Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the Investment Advisory Agreement for the Delaware Foundation Equity Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the approval of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services to be provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Delaware Investments® fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared Delaware Investments fund investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services to be provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board noted that reports will be furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Delaware Investments fund matters. The Board also considered the transfer agent and shareholder services provided to Delaware Investments fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Delaware Investments funds. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of the Delaware Investments funds and DMC.

Comparative Expenses. The Board considered management fee and total expense comparison data for the Fund and other comparable funds presented in the Board materials. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds (the “Expense Group”). The Board was satisfied with the proposed management fee and total expenses of the Fund in comparison to other similar equity funds.

Management Profitability. The Board considered the level of profits to be realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the pro forma expense statement for the Fund included in the Board materials which reflected varying projected levels of expense reimbursement at varying asset levels. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from Delaware Investments fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Delaware Investments fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees considered the standardized advisory fee pricing and structure, approved by the Board and shareholders. The Board noted that the fee under the Fund’s proposed management contract fell within the standard structure for equity funds. Management believed, and the Board agreed, that the Fund was priced with a relatively low management fee to reflect potential economies of scale at all asset levels.

Portfolio management

Michael J. Hogan, CFA
Executive Vice President, Head of Equity Investments

Michael J. Hogan joined Delaware Investments in April 2007 to lead the firm’s equity group, which comprises nine independent investment teams spanning a wide range of equity mandates. Hogan also heads the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. Prior to joining Delaware Investments, he spent 11 years at SEI, most recently as managing director and global head of equity. Earlier in his career at SEI, Hogan was a member of the firm’s Global Asset Allocation team, director of the International and Emerging Markets Equity team, and head of the U.S. Equity team. He also worked as an economist and strategist for PNC Asset Management. Hogan started his career at Wharton Econometrics Forecasting Associates. He graduated from the University of Delaware with a bachelor’s degree, and earned a master’s degree in economics from the same university. He is currently on the board of directors for the Institute for Quantitative Research in Finance (The Q-Group) and is past president of the Philadelphia Council for Business Economics. Hogan is a member of the CFA Institute and the CFA Society of Philadelphia.

Paul Grillo, CFA
Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy

Paul Grillo is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He joined Delaware Investments in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as co-lead portfolio manager for the firm’s Diversified Income products and has been influential in the growth and distribution of the firm’s multisector strategies. Prior to joining Delaware Investments, Grillo served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Sharon Hill, Ph.D.
Senior Vice President, Head of Equity Quantitative Research and Analytics

Sharon Hill, Ph.D., is head of equity quantitative research and analytics. Her group builds stock selection models and optimization tools, and conducts quantitative research for domestic, international, and global equity mandates. She is responsible for managing an institutional global equity portfolio, and serves on the committee that determines strategic and tactical weights for the firm’s multi-asset-class target risk funds. She began her career at Delaware Investments as a senior programmer/analyst of investment systems within the IT department, and then moved to the equity group as a quantitative analyst before assuming her current position. Prior to joining the firm in 2000, she worked as a university professor, and as a fixed income financial software developer for Bloomberg. Dr. Hill holds a bachelor’s degree, with honors, in mathematics from the City University of New York at Brooklyn College as well as a master’s degree and Ph.D. in mathematics from the University of Connecticut. Dr. Hill’s academic publications include work on water waves and complex spring systems.

Francis X. Morris
Senior Vice President, Chief Investment Officer – Core Equity

Francis X. Morris joined Delaware Investments in 1997 as a vice president and portfolio manager, and is currently the chief investment officer for Core Equity investments. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. Prior to joining the firm, Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor’s degree from Providence College and holds an MBA from Widener University. Morris is a past president of the CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

(continues)     127

Other Fund information
(Unaudited)

Delaware Foundation® Funds

Babak “Bob” Zenouzi
Senior Vice President, Senior Portfolio Manager

Bob Zenouzi is the lead manager for the domestic and global REIT effort at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

It is currently anticipated that Lincoln National Corporation will complete its sale of Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments) to Macquarie Group on or about December 31, 2009. Please see your Portfolios’/Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Foundation Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of these Funds, the repayment of capital from these Funds, or any particular rate of return.

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	81	Director —
2005 Market Street	President,	since August 16, 2006	various executive capacities		Kaydon Corp.
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer
April 1963		since August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	81	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr
Philadelphia, PA					Bank Corp. (BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	81	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
Executive Vice President —
May 1960			University of Pennsylvania
(April 1995–June 2002)
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	81	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	81	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 1947
Ann R. Leven	Trustee	Since	Consultant —	81	None
2005 Market Street		October 1989	ARL Associates
Philadelphia, PA			(Financial Planning)
19103			(1983–Present)

November 1940

(continues)     129

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Thomas F. Madison	Trustee	Since	President and Chief	81	Director and Chair of
2005 Market Street		May 1997[3]	Executive Officer —		Compensation
Philadelphia, PA			MLM Partners, Inc.		Committee,
19103			(Small Business Investing		Governance Committee
			and Consulting)		Member
February 1936			(January 1993–Present)		— CenterPoint Energy

Lead Director and Chair
of Audit
and Governance
Committees,
Member of
Compensation
Committee — Digital
River, Inc.

Director and Chair of
Governance
Committee, Audit
Committee Member —
Rimage Corporation

Director and Chair of
Compensation
Committee — Spanlink
Communications

Lead Director and Chair
of Compensation and
Governance
Committees —
Valmont Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President and Treasurer	81	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President — Mergers & Acquisitions
19103			(January 2003–January 2006), and
Vice President
July 1948			(July 1995–January 2003)
3M Corporation
J. Richard Zecher	Trustee	Since	Founder —	81	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)

July 1940			Founder —
Sutton Asset Management
(Hedge Fund)
(September 1996–Present)

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	81	None[4]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 1963
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	81	None[4]
2005 Market Street	and Treasurer	since	in various capacities at
Philadelphia, PA		October 25, 2007	different times at
19103			Delaware Investments.

October 1972
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	81	None[4]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 1966
Richard Salus	Senior	Chief Financial	Richard Salus has served in	81	None[4]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 1963

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Foundation® Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     John A. Fry
     Thomas F. Madison
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $50,152 for the fiscal year ended September 30, 2009.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $49,000 for the fiscal year ended September 30, 2008.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2009.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended September 30, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended September 30, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $13,100 for the fiscal year ended September 30, 2009. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2009.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $14,380 for the fiscal year ended September 30, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2008.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September 30, 2009.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2009.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended September 30, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended September 30, 2008.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $212,814 and $26,8382 for the registrant’s fiscal years ended September 30 2009 and September 30, 2008, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 7, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	December 7, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 7, 2009